UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

________

400 North Roxbury Drive

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

Michael Carbone

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2021

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

CITY NATIONAL ROCHDALE FUNDS

2021 ANNUAL REPORT

SEPTEMBER 30, 2021

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Annual Report

2	Letter to Our Shareholders
4	Fixed Income Funds Investment Adviser’s Report
7	Fixed Income Funds Overview
14	Equity Funds Investment Adviser’s Report
15	Equity Funds Overview
17	Schedule of Investments/Consolidated Schedule of Investments
145	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
149	Statements of Operations/Consolidated Statement of Operations
152	Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets
156	Consolidated Statement of Cash Flows
158	Financial Highlights/Consolidated Financial Highlights
161	Notes to Financial Statements/Consolidated Notes to Financial Statements
176	Report of Independent Registered Public Accounting Firm
178	Trustees and Officers
181	Notice to Shareholders
182	Disclosure of Fund Expenses
184	Board Approval of Advisory and Sub-Advisory Agreements
191	Liquidity Risk Management Program

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-PORT and Form N-Q filings are available on the Commission’s website at http://www.sec.gov. The most current Form N-PORT filing is also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

letter to our shareholders (Unaudited)
September 30, 2021

Dear Shareholders,

This annual report covers the one-year period ended September 30, 2021.

After an unusually long period of complacency, volatility has returned to the equity markets. Concerns over the Federal Reserve (the “Fed”) tapering its bond purchases, the U.S. debt ceiling, inflation pressures, slowing economic and earnings growth projections, and China’s property market have provided the catalyst for the S&P 500 Index’s first 5% decline in nearly a year. We do not believe any of these issues pose a significant threat to the long-term outlook, but market sentiment could remain vulnerable in the near term.

The U.S. economy experienced robust growth in the first half of the year, averaging around 6.5%. Such growth propelled the economy past the previous peak in output and set it on a steeper trajectory than during the last economic expansion.

Although Q2 2021 was expected to be the peak in growth for the current expansion, largely due to the end of the federal stimulus checks to U.S. households, the slowdown in Q3 was more severe than anticipated. This slowdown was blamed solely on the rise in cases of the Delta variant of COVID-19 in July, August, and early September. The rise in Delta variant cases caused a significant downshift in consumer spending, with the hospitality sector seeing the most significant decreases. Also, the supply of goods has been curtailed as the manufacturing sector continues to be plagued by shortages of materials. Vehicle production is especially challenged by the limited availability of semiconductors, which has led to fewer sales.

The Fed is looking past these issues and plans to reduce some of the stimulus it is providing because it believes the economy is strong enough. In November, the Fed announced the reduction in its bond-buying program. Since May 2020, the Fed has been buying $120 billion in government bonds each month to help push down longer-term interest rates and add liquidity to the market. While this move may be considered to be more of a gradual tapering of monetary policy, since the Fed is stopping purchases of additional bonds onto its balance sheet, more tightening may be possible into 2022. For instance, based on the “dot plot” of expectations for interest rates, the Federal Open Market Committee (the “FOMC”) indicated that it could begin raising interest rates as soon as 2022. The Fed’s balance sheet currently stands at $8.5 trillion, which is approximately twice the size it was two years ago.

Unlike the 2013 taper tantrum, when the 10-year U.S. Treasury yield jumped approximately 100 basis points, this time the Fed prepared the markets for the termination of bond purchases. Since December of 2020, the Fed has been considering the conditions needed to begin tapering. In April 2021, the Fed indicated that the FOMC would begin discussions about tapering, and the FOMC spoke about tapering during its summer meetings.

With the combination of its large balance sheet and the low level of the federal funds rate, the Fed still provides a very high level of stimulus to the economy. Moreover, the Fed has made it abundantly clear to the markets of its plans to stay accommodative. Before tightening monetary policy, the Fed indicated that inflation must be above 2.0% for a sustained period, and there must be maximum employment.

While inflation has been high due to temporary disruptions (e.g., supply challenges from reopening), we expect this to ease in the second half of 2022 (e.g., the travel and automobile industries have seen a slowdown in price increases). However, while inflation has risen and is comfortably in the range, we foresee elements of inflation as transitory and feel that the Fed will be comfortable with current levels. In terms of the labor market, businesses have continued to struggle to find workers and, as a result, they have increased wages to attract potential workers. It appears that the mismatch in the skills and location of workers will take time to correct itself, but we do not believe that this will alter the Fed’s plan to taper its bond purchases in the near future.

Still, for now, investors have more questions than answers, and this uncertainty does raise the prospect of further volatility in the coming months and a potential market correction. Corrections, though, are often healthy events, that help to eliminate excesses that have built up after an extended period of market optimism and set a firmer foundation for future gains. We think this bull market still has a lot of room to run and that the combination of sustained economic expansion, robust earnings growth and ongoing monetary policy support

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

will ultimately remain a tailwind for stock prices. Given this, investors may want to use any market corrections in the near future as an opportunity to add to core positions.

As always, we thank you for your trust and confidence in our abilities to continue to serve you well through your investment in the City National Rochdale Funds.

Sincerely,

Thomas A. Galvin

President and Chief Executive Officer
City National Rochdale Funds

Past performance is no guarantee of future results. Certain shareholders may be subject to the Alternative Minimum Tax (AMT). Federal income tax rules apply to any capital gain distributions.

This information must be preceded or accompanied by a current prospectus. Please read the prospectus carefully before investing.

City National Rochdale Funds do not generally accept investments by non-U.S. persons and may not be available in all states.

Bloomberg U.S. 1-5 Year Government Bond Index is an index of all investment grade bonds with maturities of more than one year and less than five years. The index is a market value weighted performance benchmark.

Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between one and five years.

S&P Municipal Yield Index is an unmanaged index which measures the performance of high-yield and investment-grade municipal bonds with weights determined by credit rating.

The S&P 500 Index is a market capitalization value weighted composite index of 500 large capitalization

U.S. companies and reflects the reinvestment of dividends.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Bloomberg Intermediate U.S. Government/Credit Index consists of publicly issued, U.S. dollar-denominated U.S. Government, agency, or investment grade corporate fixed income securities with maturities from one to ten years. The comparative market index is not directly investable and is not adjusted to reflect expenses that the Commission requires to be reflected in the fund’s performance.

Bloomberg Intermediate-Short California Municipal Bond Index measures the performance of California municipal bonds.

Intercontinental Exchange Bank of America Merrill Lynch 0-1 Year Emerging Markets Corporate Plus Index tracks the performance of emerging markets non-sovereign debt publicly issued.

Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

investment adviser’s report (Unaudited)
September 30, 2021
Fixed Income Funds

Government Bond Fund – CNBIX

The Servicing Class Shares of the Fund, for the fiscal year ended September 30, 2021, underperformed the Bloomberg U.S. 1-5 Year Government Bond Index by 59 basis points (-1.02% for the Fund versus -0.43% for the benchmark). Calendar year to date, as of September 30, 2021, the Fund returned -0.97% versus the benchmark return of -0.44%. The Fund posted a return of -0.19% in Q3 2021, which underperformed the benchmark’s 0.03% return. As of September 30, 2021, the Fund’s duration positioning was slightly short, versus the benchmark. Government agency positions continue to augment portfolio yield. Additionally, tactical positioning along steeper positions in the yield curve may meaningfully contribute to total return though the end of the year.

CORPORATE BOND FUND – CNCIX

The Servicing Class Shares of the Fund, for the fiscal year ended September 30, 2021, underperformed the Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index by 20 basis points (0.42% for the Fund versus 0.62% for the benchmark). Calendar year to date, as of September 30, 2021, the Fund returned -0.42% versus the benchmark return of -0.08%. The Fund posted a return of -0.08% in Q3 2021, which slightly underperformed the benchmark’s 0.03% return. During the third quarter, the strategy exited taxable municipal securities and added to U.S. Treasury security exposures while moving to an overall neutral to the benchmark posture for both duration and sector positioning. The Fund is constructive on investment grade corporate debt. The Fund expects continued volatility to create attractive tactical opportunities for the remainder of 2021.

CALIFORNIA TAX EXEMPT BOND FUND – CNTIX

The Servicing Class Shares of the Fund posted a return of -0.30% for Q3 2021, which underperformed the Bloomberg Intermediate-Short California Municipal Bond Index’s return of -0.02%. Calendar year to date, as of September 30, 2021, the Fund returned -0.65% versus the benchmark return of -0.09%. For the fiscal year ended September 30, 2021, the Fund returned -0.27%, which underperformed its benchmark return of 0.56%. The Fund’s underperformance for the third quarter was primarily due to credit quality. The BBB sector benefitted from tightening spreads. The addition of US Treasuries was additive. The Fund maintains a neutral duration versus the benchmark with additional appetite for lower rated bonds as the credit environment remains healthy.

MUNICIPAL HIGH INCOME BOND FUND – CNRMX

The Servicing Class Shares of the Fund posted a return of -0.15% for Q3 2021, which underperformed the S&P Municipal Yield Index’s return of -0.12%. Calendar year to date, as of September 30, 2021, the Fund returned 3.99% versus the benchmark return of 5.03%. For the fiscal year ended September 30, 2021, the Fund returned 7.77%, which underperformed its benchmark return of 9.43%. In the high yield municipal bond market, returns turned negative for Q3 2021, following U.S. Treasuries and the general municipal credit market. Modest outflows from the municipal credit market caused credit spreads to widen. The Fund’s performance in the third quarter of 2021, versus its category peers was positive, due in part to being somewhat short duration and cautious in new issue credit and structures. The Fund was slightly short duration versus the index, but lower relative credit quality caused moderate underperformance. Municipal credit remains attractive, with default rates rising in certain sectors such as senior living, but remaining low overall. Security selection is critical, as certain sectors, such as residential development are more likely to recover than others. As the recovery takes shape, we have been adding selectively to credit in the areas that will benefit most from the improving economy, such as single and multi-family development, while remaining cautious in others, such as life care.

INTERMEDIATE FIXED INCOME FUND – RIMCX

The Class N Shares of the Fund posted a return of -0.33% for Q3 2021, which underperformed the Bloomberg Intermediate U.S. Government Credit Index return of 0.02%. Calendar year to date, as of September 30, 2021, the Fund returned -1.30% versus the benchmark return of -0.87%. For the fiscal year ended September 30, 2021, the fund returned -0.20%, which outperformed the benchmark’s return of -0.40%. The Fund has transitioned from being materially overweight corporate credit and underweight U.S. Treasury securities, with a barbell duration posture, to one that is neutral to the benchmark across most factors. Looking ahead, the Fund

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

will continue to maintain a neutral corporate credit and government securities positioning relative to the benchmark, and will look to tactically trade around interest rate and/or credit spread volatility.

FIXED INCOME OPPORTUNITIES FUND – RIMOX

The Fund posted a return of 0.48% for Q3 2021, which outperformed the Bloomberg U.S. Aggregate Bond Index return of 0.11%. Calendar year to date, as of September 30, 2021, the Fund returned 3.99% versus the Bloomberg U.S. Aggregate Bond Index return of -0.11%. For the fiscal year ended September 30, 2021, the Fund returned 10.14%, which outperformed the Bloomberg U.S. Aggregate Bond Index return of -0.90%. Emerging markets high yield debt had a rough third quarter, as it was negatively impacted by the issues in the Chinese property sector. The Fund’s portfolio managers, however, largely avoided the most troubled credit. The Fund’s structured credit allocation was the top performer, as collateralized loan obligations have benefited from an expanding economy, improving credit quality, and above market yields. U.S. high yield debt was stable during the one-year period. We have been pleased with the Fund’s outperformance in 2021 and the catch-up with the Fund’s trailing periods on a relative basis.

CNR Short Term EM Debt Fund – CNRGX

The Fund posted a return of 0.78% for Q3 2021, which outperformed the ICE BofAML 0-1 Year Emerging Markets Corporate Plus Index return of -1.09%. Calendar year to date, as of September 30, 2021, the Fund returned 8.42% versus the benchmark return of -1.30%. For the fiscal year ended September 30, 2021, the Fund returned 16.42%, which outperformed its benchmark return of 0.68%. The Fund commenced operations in May 2019, and is invested in very high conviction, short-term emerging market bonds. The original thesis of the Fund’s strategy was that the short-term nature of these investments were not held as widely due to the fact that most emerging market high yield corporate benchmarks did not have maturities of less than one year. Because of this unique aspect within emerging market fixed income, our view was that in normal market environments this would present a compelling opportunity. The emerging market debt universe continues to experience exceptionally high levels of volatility, which is partly related to the general economic slowdown across the globe. The liquidation of the Fund is scheduled for mid-November 2021, and the Fund is positioned to meet performance expectations.

This material represents the investment adviser’s assessment of the portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Performance data quoted represents past performance and does not guarantee similar future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-889-0799.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Mutual fund investing involves risk, including loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments.

The California Tax Exempt Bond Fund invests primarily in California securities and may be more volatile and susceptible to a single adverse economic or regulatory occurrence affecting those obligations than a fund investing in obligations of a number of states.

The credit quality breakdown depicts the credit quality ratings of the Fund’s portfolio securities that are rated by one or both of two major nationally recognized statistical rating organizations (“NRSROs”). The two NRSROs currently utilized for this purpose are Standard & Poor’s (S&P) and Moody’s. When a bond is rated by S&P that rating is utilized. If it is not rated by S&P, the Moody’s rating is utilized. When a security is rated by neither, it is classified as “Not Rated”. For bonds, these credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “AA-” or “AA+” have

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

investment adviser’s report (Unaudited)
September 30, 2021
Fixed Income Funds (continued)

been included in the “AA” rated category. Long term ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Duration is a measure of a bond’s sensitivity to interest rate changes. The higher the bond’s duration, the greater its sensitivity to the change.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

fund overview (Unaudited)
September 30, 2021
City National Rochdale Government Bond Fund

The Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing primarily in U.S. Government securities.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Government Bond Fund, Servicing Class Shares, versus the Bloomberg U.S. 1-5 Year Government Bond Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Servicing Class*^	CNBIX	-1.02%	2.45%	1.19%	0.84%
Class N	CGBAX	-1.27%	2.22%	0.94%	0.59%
Bloomberg U.S. 1-5 Year Government Bond Index	n/a	-0.43%	3.28%	1.82%	1.46%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.

TOP TEN HOLDINGS*
% OF PORTFOLIO
U.S. Treasury Notes, 1.875%, 08/31/24	9.7%
U.S. Treasury Notes, 2.625%, 02/28/23	5.9%
U.S. Treasury Notes, 2.625%, 12/31/25	5.7%
FHLB, 3.375%, 09/08/23	5.6%
FNMA, 2.500%, 02/05/24	5.1%
FNMA, 2.625%, 09/06/24	5.0%
FNMA, 1.625%, 01/07/25	4.4%
U.S. Treasury Notes, 2.750%, 08/31/23	4.4%
U.S. Treasury Notes, 1.625%, 04/30/23	4.2%
FFCB, 0.200%, 10/02/23	4.2%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

fund overview (Unaudited)
September 30, 2021
City National Rochdale Corporate Bond Fund

The Fund seeks to provide current income (as the primary component of a total return intermediate duration strategy) by investing in a diversified portfolio of fixed income securities.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Corporate Bond Fund, Servicing Class Shares, versus the Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Servicing Class*^	CNCIX	0.42%	3.45%	2.18%	2.24%
Class N	CCBAX	0.16%	3.22%	1.95%	1.99%
Bloomberg 1-5 Year U.S. Corporate A3 or Higher, 2% Issuer Constrained Index	n/a	0.62%	4.13%	2.72%	2.66%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Apple, 3.450%, 05/06/24	3.2%
City National Rochdale Fixed Income Opportunities Fund, Cl N	3.2%
JPMorgan Chase, 3.300%, 04/01/26	2.8%
Morgan Stanley, 3.125%, 07/27/26	2.8%
UnitedHealth Group, 2.875%, 03/15/23	2.7%
Toyota Motor Credit, 2.250%, 10/18/23	2.7%
Shell International Finance BV, 3.400%, 08/12/23	2.7%
Citigroup, 1.550%, 09/01/23	2.6%
General Motors Financial, 5.250%, 03/01/26	2.6%
Applied Materials, 3.900%, 10/01/25	2.5%

* Excludes Cash Equivalents

BOND CREDIT QUALITY
CREDIT RATINGS(1)	% OF NET ASSETS
U.S. Government Obligations	0.1%
AAA	1.1%
AA	5.0%
A	31.1%
BBB	55.3%
Registered Investment Company	3.2%
Short-Term Investments and Other Net Assets	3.5%

(1)

Credit quality is based on ratings from Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). Where S&P ratings are not available, credit quality is based on ratings from Moody’s Investor Services, Inc. (“Moody’s”). S&P and Moody’s ratings have been selected for several reasons, including the access to information and materials provided by S&P and Moody’s, as well as the Fund’s consideration of industry practice. The Not Rated category, if applicable, consists of securities that have not been rated by S&P or Moody’s.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

fund overview (Unaudited)
September 30, 2021
City National Rochdale California Tax Exempt Bond Fund

The Fund seeks to provide current income exempt from federal and California state income tax (as the primary component of a total return strategy) by investing primarily in California municipal bonds.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale California Tax Exempt Bond Fund, Servicing Class Shares, versus the Bloomberg California Intermediate-Short Municipal Bond Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Servicing Class*^	CNTIX	-0.27%	2.58%	1.50%	1.94%
Class N	CCTEX	-0.43%	2.35%	1.25%	1.69%
Bloomberg California Intermediate-Short Municipal Bond Index	n/a	0.56%	3.28%	2.11%	2.47%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank.

TOP TEN HOLDINGS*
% OF PORTFOLIO
San Francisco City & County, San Francisco International Airport, RB, AMT 5.000%, 05/01/27	3.5%
Chula Vista Elementary School District, RB 1.550%, 08/01/23	2.6%
California State, Public Works Board, RB 5.000%, 09/01/25	2.3%
State of Illinois, Ser C, GO 4.000%, 03/01/24	1.8%
Los Angeles, Department of Water, Ser C, RB Callable 07/01/30 @ 100 5.000%, 07/01/32	1.7%
California State, GO 5.000%, 10/01/30	1.7%
Santa Clara County, Financing Authority, 5.000%, 05/01/29	1.7%
Westlands, Water District, Ser A, RB, AGM Callable 09/01/26 @ 100 5.000%, 09/01/27	1.6%
California State, Infrastructure & Economic Development Bank, Ser B, RB 5.000%, 07/01/23	1.6%
University of California, Ser AY, RB Callable 05/15/27 @ 100 5.000%, 05/15/28	1.6%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

fund overview (Unaudited)
September 30, 2021
City National Rochdale Municipal High Income Fund

The Fund seeks to provide a high level of current income that is not subject to federal income tax.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Municipal High Income Fund, Servicing Class Shares, versus the Bloomberg 60%LB Tax-Exempt HY/40%LB Municipal IG TR Unhedged USD Index(1) and the S&P Municipal Yield Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the Fund.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	Inception to Date
Servicing Class*(1)^	CNRMX	7.77%	5.29%	3.63%	5.28%
Class N(1)	CNRNX	7.51%	4.99%	3.35%	5.01%
Bloomberg 60%LB Tax-Exempt HY/40%LB Municipal IG TR Unhedged USD Index	n/a	7.77%	6.52%	4.92%	5.92%
S&P Municipal Yield Index	n/a	9.43%	7.25%	5.57%	6.88%

*	The graph is based on only Servicing Class Shares; performance for Class N Shares would be different due to differences in fee structures.
(1)	Commenced operations on December 30, 2013.
^	The Fund’s Servicing Class Shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Florida State, Development Finance, 7.375%, 01/01/49	1.1%
Puerto Rico, Sales Tax Financing Sales Tax Revenue, 4.784%, 07/01/58	1.0%
Puerto Rico, Sales Tax Financing Sales Tax Revenue, 4.500%, 07/01/34	1.0%
Ohio State, Air Quality Development Authority, 5.000%. 07/01/49	0.7%
Puerto Rico, Sales Tax Financing Sales Tax Revenue, 5.000%, 07/01/58	0.6%
West Virginia, Tobacco Settlement Finance Authority, 4.875%, 06/01/49	0.6%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, 5.250%, 07/01/42	0.6%
Metropolitan Transportation Authority, 5.250%, 11/15/55	0.6%
Buckeye Tobacco Settlement Financing Authority, 5.000%, 06/01/55	0.6%
Tennergy, 4.000%, 12/01/51	0.6%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

fund overview (Unaudited)
September 30, 2021
City National Rochdale Intermediate Fixed Income Fund

The Fund seeks current income and, to the extent consistent with this goal, capital appreciation.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Intermediate Fixed Income Fund, Class N Shares, versus the Bloomberg Intermediate U.S. Government/Credit Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Class N*(1)	RIMCX	-0.24%	4.24%	2.38%	2.82%
Institutional Class(2)^	CNRIX	0.27%	4.76%	2.89%	3.22%
Bloomberg Intermediate U.S. Government/Credit Index	n/a	-0.40%	4.63%	2.60%	2.52%

*	The graph is based on only Class N Shares; the performance for Institutional Class Shares would be different due to differences in fee structures.
(1)

The predecessor to the City National Rochdale Intermediate Fixed Income Fund (the “Predecessor Fund”) commenced operations on December 31, 1999. On March 29, 2013, the Predecessor Fund was reorganized into the Fund. The performance results for the Class N Shares of the Fund for the period October 1, 2011, to March 29, 2013, reflect the performance of the Predecessor Fund’s Shares.

(2)

Commenced operations on December 20, 2013. The performance results for Institutional Class Shares of the Fund for the period of October 1, 2011, to March 29, 2013, reflect the performance of the Predecessor Fund’s shares. The performance results for the Institutional Class Shares of the Fund for the period March 29, 2013, to December 19, 2013, reflect the performance of the Class N Shares.

^

The Fund’s Institutional Class shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank which meet the minimum initial investment requirement of $1,000,000 and certain tax deferred retirement plans (including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

TOP TEN HOLDINGS*
% OF PORTFOLIO
U.S. Treasury Notes, 0.125%, 12/15/23	8.9%
U.S. Treasury Notes, 2.625%, 01/31/26	5.9%
U.S. Treasury Notes, 0.125%, 01/15/24	5.6%
U.S. Treasury Notes, 1.875%, 07/31/26	4.8%
U.S. Treasury Notes, 0.875%, 11/15/30	4.8%
U.S. Treasury Notes, 1.625%, 08/15/29	4.0%
U.S. Treasury Notes, 1.000%, 07/31/28	3.7%
Morgan Stanley, 3.750%, 02/25/23	3.2%
City National Rochdale Fixed Income Opportunities Fund	3.0%
Credit Suisse Group Funding Guernsey, 4.550%, 04/17/26	2.9%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

fund overview (Unaudited)
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund

The Fund seeks a high level of current income.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Fixed Income Opportunities Fund, Class N Shares, versus the Bloomberg U.S. Aggregate Bond Index and the Bloomberg Global Credit Corporate Total Return Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Class N(1)	RIMOX	10.14%	4.24%	4.34%	5.16%
Bloomberg U.S. Aggregate Bond Index	n/a	-0.90%	5.36%	2.94%	3.01%
Bloomberg Global Credit Corporate Total Return Index	n/a	3.20%	6.59%	4.72%	5.45%
40/35/25 hybrid of the following three indices:	n/a	4.51%	4.60%	3.78%	4.88%
Bloomberg Multiverse Total Return Index Value Hedged USD	n/a	-0.13%	4.73%	3.06%	3.75%
S&P Global Leveraged Loan Index	n/a	8.05%	4.01%	4.52%	4.70%
Bloomberg Emerging Markets High Yield Index	n/a	7.07%	4.56%	3.46%	6.61%

(1)

The predecessor to the City National Rochdale Fixed Income Opportunities Fund (the “Predecessor Fund”) commenced operations on July 1, 2009. On March 29, 2013, the Predecessor Fund was reorganized into the Fund. The performance results for the Class N Shares of the Fund for the period October 1, 2011, to March 29, 2013, reflect the performance of the Predecessor Fund’s Shares.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Vedanta Resources, 6.375%, 07/30/22	1.3%
Andrade Gutierrez International, 9.500%, 12/30/24	1.0%
Aerovias de Mexico, 7.000%, 02/05/25	0.6%
Provincia de Buenos Aires, 3.900%, 09/01/37	0.6%
Tecpetrol, 4.875%, 12/12/22	0.6%
Provincia de Cordoba, 5.000%, 12/10/25	0.6%
Instituto Costarricense de Electricidad, 6.950%, 11/10/21	0.6%
Alam Sutera Realty, 6.000%, 05/02/24	0.5%
DTEK Finance, 5.000%, 12/31/27	0.5%
United Bank for Africa, 7.750%, 06/08/22	0.5%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

fund overview (Unaudited)
September 30, 2021
City National Rochdale Short Term Emerging Markets Debt Fund

The Fund seeks to generate interest income and preserve capital in order to achieve positive total returns.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Short Term Emerging Markets Debt Fund, Class Y Shares, versus the Intercontinental Exchange Bank of America Merrill Lynch 0-1 Year Emerging Markets Corporate Plus Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.
AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	Inception to Date
Class Y(1)	CNRGX	16.24%	5.73%
Intercontinental Exchange Bank of America Merrill Lynch 0-1 Year Emerging Markets Corp Plus Index	n/a	0.68%	2.43%

(1)	Commenced operations on May 14, 2019.

TOP TEN HOLDINGS*
% OF PORTFOLIO
SEI Daily Income Trust Government Fund, 0.010%	72.9%
Third Pakistan International Sukuk, 5.500%, 10/13/21	4.8%
Access Bank, 10.500%, 10/19/21	4.6%
Namibia International Bonds, 5.500%, 11/03/21	4.5%
Instituto Costarricense de Electricidad, 6.950%, 11/10/21	4.3%
Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	4.3%
Global Bank,4.500%, 10/20/21	2.7%
Provincia de Buenos Aires,3.900%, 09/01/37	1.8%
Andrade Gutierrez International, 11.000%, 08/20/21	0.1%
Andrade Gutierrez International, 11.000%, 08/20/21	0.0%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

investment adviser’s report (Unaudited)
September 30, 2021
Equity Funds

DIVIDEND & INCOME FUND – RIMHX

The Fund posted a return of -0.11% in Q3 2021, which outperformed the -0.40% return of the Fund’s blended benchmark (made up of 60% Dow Jones Select Dividend Index (DJDVP), 25% BofAML Core Fixed Rate Index, and 15% MSCI U.S. REIT Index). Year to date, the Fund’s return is 11.22% versus 17.41% for its blended benchmark. For the fiscal year ended September 30, 2021, the Fund returned 17.53%, which underperformed its blended benchmark return of 33.88%. During Q3 2021, in keeping with the Fund’s goals of implementing tighter risk controls and decreasing the defensive tilt, the Fund’s weightings were increased primarily in cyclical sectors, including energy, financials, and consumer discretionary. We also adjusted the Fund’s weightings towards more cyclical components within mostly defensive sectors, such as by adding advertising exposure to the communications services sector. As an offset to those changes, we reduced the Fund’s defensive positions in the consumer staples and health care sectors, which were overweight, as well as the Fund’s historically more defensive positions in the information technology sector. Future quarters will reflect relative performance compared to the DJ Select Dividend Index, the Fund’s new benchmark as of October 1, 2021.

U.S. Core Equity Fund – CNRVX

The Servicing Share Class of the Fund posted a return of 2.09% for Q3 2021, which outperformed the S&P 500 Index return of 0.58%. Calendar year to date, as of September 30, 2021, the Fund returned 16.24%, which outperformed its benchmark return of 15.92%. For the fiscal year ended September 30, 2021, the Fund returned 27.13%, which underperformed its benchmark return of 30.00%. We have modestly lowered our S&P 500 earnings per share forecast for Q3 and Q4 in 2021, but we increased our expectations for 2022. Stock selection for the Fund was above the benchmark by 173 basis points, while industry allocation attracted 43 basis points. Positive stock selection in pharmaceuticals, biotechnology, transportation, and diversified financials aided the Fund’s quarterly performance, which was offset by underperformance from underweighted automobiles and components, negative stock selection in telecommunications services, and underweighted media and entertainment. The Fund received a 5 rating overall from Lipper for total returns and capital preservation, a 4 rating for tax efficiency, a 3 rating for consistent return, and a 2 rating for expenses.

This material represents the investment adviser’s assessment of the portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Performance data quoted represents past performance and does not guarantee similar future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-889-0799.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

fund overview (Unaudited)
September 30, 2021
City National Rochdale Dividend & Income Fund

The Fund seeks to provide significant income and, as a secondary focus, long-term capital appreciation.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale Dividend & Income Fund, Class N Shares, versus the S&P 500 Index and the 60/25/15 Hybrid of the following 3 Indexes: Dow Jones U.S. Select Dividend Index, BofA ML Core Fixed Rate Preferred Securities Index and MSCI U.S. REIT Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the Fund.

Past performance is no indication of future performance.
The Fund’s comparative benchmarks do not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	10-Year Return
Class N(1)	RIMHX	17.53%	5.65%	4.94%	8.66%
S&P 500 Index	n/a	30.00%	15.99%	16.90%	16.63%
60/25/15 Hybrid of the following 3 Indexes:	n/a	33.88%	9.07%	8.70%	11.53%
Dow Jones U.S. Select Dividend Index	n/a	46.15%	9.21%	10.27%	13.32%
BofA ML Core Fixed Rate Preferred Securities Index	n/a	5.43%	6.72%	5.09%	6.67%
MSCI U.S. REIT Index	n/a	37.16%	10.10%	6.84%	11.22%

(1)

The predecessor to the City National Rochdale Dividend & Income Fund (the “Predecessor Fund”) commenced operations on June 1, 1999. On March 29, 2013, the Predecessor Fund was reorganized into the Fund. The performance results for the Class N Shares of the Fund for the period October 1, 2010, to March 29, 2013, reflect the performance of the Predecessor Fund’s Shares.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Lockheed Martin	3.1%
Prologis	3.0%
Paychex	2.9%
Fifth Third Bancorp	2.9%
Cincinnati Financial	2.9%
Mid-America Apartment Communities	2.8%
Cisco Systems	2.8%
Duke Energy	2.8%
Altria Group	2.8%
Philip Morris International	2.8%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

fund overview (Unaudited)
September 30, 2021
City National Rochdale U.S. Core Equity Fund

The Fund seeks to provide long-term capital appreciation.

Comparison of Change in the Value of a $10,000 Investment in the City National Rochdale U.S. Core Equity Fund, Servicing Class Shares, versus the S&P 500 Index(1)

(1)

The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Effective January 31, 2016, the Adviser discontinued the voluntary fee waivers for the Fund.

Past performance is no indication of future performance.
The Fund’s comparative benchmark does not include the annual operating expenses incurred by the Fund. Please note that one cannot invest directly in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURNS
Shares	Ticker Symbol	1-Year Return	3-Year Return	5-Year Return	Inception to Date
Servicing Class*(1)^	CNRVX	27.13%	16.71%	17.32%	15.48%
Institutional Class(1)^^	CNRUX	26.76%	16.79%	17.49%	15.79%
Class N(1)	CNRWX	26.79%	16.42%	17.04%	15.19%
S&P 500 Index	n/a	30.00%	15.99%	16.90%	15.76%

*	The graph is based on only Servicing Class Shares; performance for Institutional Class and Class N Shares would be different due to differences in fee structures.
(1)	Commenced operations on December 3, 2012.
^	The Fund’s Servicing Class shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank and certain retirement plan platforms.
^^

The Fund’s Institutional Class shares are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank which meet the minimum initial investment requirements, and certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

TOP TEN HOLDINGS*
% OF PORTFOLIO
Microsoft	6.6%
Apple	5.0%
UnitedHealth Group	3.6%
Visa	3.4%
Home Depot	3.1%
Mastercard	2.8%
Accenture	2.8%
Adobe	2.8%
Alphabet	2.7%
JPMorgan Chase	2.7%

*	Excludes Cash Equivalents

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
September 30, 2021
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [63.5%]
U.S. Cash Management Bill
0.027%, 10/05/21(A)	$100,000	$100,000
0.042%, 10/19/21(A)	150,000	149,997
0.045%, 12/28/21(A)	100,000	99,989
U.S. Treasury Bills
0.043%, 10/12/21(A)	75,000	74,999
0.037%, 10/14/21(A)	100,000	99,999
0.045%, 10/21/21(A)	100,000	99,997
0.043%, 11/04/21(A)	200,000	199,992
0.045%, 11/09/21(A)	150,000	149,993
0.053%, 11/12/21(A)	150,000	149,991
0.043%, 11/16/21(A)	100,000	99,994
0.039%, 11/18/21(A)	200,000	199,990
0.044%, 11/26/21(A)	200,000	199,986
0.050%, 11/30/21(A)	200,000	199,983
0.041%, 12/02/21(A)	100,000	99,993
0.036%, 12/09/21(A)	50,000	49,997
0.052%, 02/03/22(A)	100,000	99,982
0.050%, 03/31/22(A)	75,000	74,981
U.S. Treasury Notes
2.875%, 10/15/21	50,000	50,054
2.000%, 10/31/21	100,000	100,160
2.875%, 11/15/21	50,000	50,172
1.500%, 11/30/21	50,000	50,120
1.500%, 01/31/22	50,000	50,243
2.500%, 02/15/22	50,000	50,458
2.000%, 02/15/22	50,000	50,367
0.375%, 03/31/22	175,000	175,290
1.875%, 04/30/22	100,000	101,054
0.089%, VAR US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/23	150,000	150,047
0.074%, VAR US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/23	50,000	50,003

Total U.S. Treasury Obligations
(Cost $3,027,831)		3,027,831

Description	Face Amount (000)/Shares	Value (000)
U.S. Government Agency Obligations [27.0%]
FFCB
0.110%, VAR US Federal Funds Effective Rate + 0.030%, 03/09/23	$50,000	$50,000
FHLB
0.060%, 10/15/21	50,000	50,000
0.220%, VAR United States Secured Overnight Financing Rate + 0.170%, 11/12/21	50,000	50,000
0.030%, 12/03/21	50,000	49,999
0.110%, VAR United States Secured Overnight Financing Rate + 0.060%, 12/15/22	50,000	50,000
FHLB DN
0.038%, 10/01/09(A)	75,000	75,000
0.042%, 12/01/17(A)	75,000	74,995
0.037%, 10/06/21(A)	92,000	92,000
0.035%, 10/20/21(A)	42,000	41,999
1.028%, 10/27/21(A)	171,000	170,995
0.040%, 10/29/21(A)	112,900	112,896
1.032%, 11/03/21(A)	121,500	121,496
0.042%, 12/03/21(A)	75,000	74,994
0.045%, 03/16/22(A)	50,000	49,990
FHLMC
0.120%, VAR United States Secured Overnight Financing Rate + 0.070%, 08/12/22	50,000	50,000
FNMA
0.410%, VAR United States Secured Overnight Financing Rate + 0.360%, 01/20/22	50,000	50,000
0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 04/15/22	50,000	50,000
0.290%, VAR United States Secured Overnight Financing Rate + 0.240%, 05/05/22	25,000	25,000
0.250%, VAR United States Secured Overnight Financing Rate + 0.200%, 05/09/22	50,000	50,000

Total U.S. Government Agency Obligations
(Cost $1,289,364)		1,289,364

Municipal Bonds [1.1%]
California [0.2%]
California State, Multi-Family Housing Agency, RB
5.500%, 05/15/36(B)	8,900	8,900

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
September 30, 2021
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
New York [0.9%]
New York City, Housing Development, Ser A, RB
0.050%, 03/15/36(B)	$22,800	$22,800
New York State, Housing Finance Agency, Ser A, RB
0.050%, 05/15/41(B)	21,150	21,150

Total New York		43,950

Total Municipal Bonds
(Cost $52,850)		52,850

Short-Term Investment [2.5%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%**	120,343,874	120,344

Total Short-Term Investment
(Cost $120,344)		120,344

Repurchase Agreements [5.8%]
Barclays (C)
0.040%, dated 09/30/21 repurchased on 10/01/21, repurchase price $70,000,078 (collateralized by various U.S. Treasury obligations, par values ranging from $84,602,300, 1.375%, 8/15/2050; with a total market value of $71,400,005)	70,000	70,000
Daiwa (C)
0.030%, dated 09/30/21 repurchased on 10/01/21, repurchase price $133,000,112 (collateralized by various U.S. Treasury obligations, par values ranging from $100,000 to $66,105,000, 0.125% - 2.75%, 9/15/2022 - 2/15/2025; with a total market value of $135,660,095)	133,000	133,000

Description	Face Amount (000)	Value (000)
Goldman Sachs (C)
0.050%, dated 09/30/21 repurchased on 10/01/21, repurchase price $75,000,105 (collateralized by various U.S. Government obligations, par values ranging from $300 to $76,832,000, 0.000% - 2.750%, 4/21/2022 - 5/15/2049; with a total market value of $76,500,000)	$75,000	$75,000

Total Repurchase Agreements
(Cost $278,000)		278,000

Total Investments [99.9%]
(Cost $4,768,389)		$4,768,389

Percentages are based on net assets of $4,771,843 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2021.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

RB — Revenue Bond

Ser — Series

VAR — Variable

The following is a list of the inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,027,831	$—	$3,027,831
U.S. Government Agency Obligations	—	1,289,364	—	1,289,364
Municipal Bonds	—	52,850	—	52,850
Short-Term Investment	120,344	—	—	120,344
Repurchase Agreements	—	278,000	—	278,000
Total Investments in Securities	$120,344	$4,648,045	$—	$4,768,389

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
September 30, 2021
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [44.7%]
U.S. Treasury Notes
2.875%, 09/30/23	$350	$368
2.750%, 07/31/23	1,175	1,228
2.750%, 08/31/23	1,255	1,314
2.750%, 08/31/25	600	645
2.625%, 02/28/23	1,700	1,759
2.625%, 12/31/25	1,600	1,718
2.375%, 04/30/26	330	352
2.000%, 11/30/22	1,000	1,022
1.875%, 08/31/24	2,805	2,916
1.750%, 07/31/24	800	829
1.625%, 04/30/23	1,225	1,252

Total U.S. Treasury Obligations
(Cost $13,086)		13,403

U.S. Government Agency Obligations [34.0%]
FFCB
0.200%, 10/02/23	1,250	1,249
FHLB
3.375%, 09/08/23	1,585	1,681
3.125%, 09/09/22	860	884
FNMA
2.625%, 09/06/24	1,400	1,487
2.500%, 02/05/24	1,445	1,518
2.125%, 04/24/26	955	1,005
1.625%, 01/07/25	1,280	1,323
Tennessee Valley Authority
2.875%, 09/15/24	1,000	1,068

Total U.S. Government Agency Obligations
(Cost $9,963)		10,215

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations [10.3%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	$1,170	$1,219
FNMA, Pool AL5866
2.425%, 08/01/22(A)	1,022	1,030
FNMA, Pool AS4877
3.000%, 04/01/30	707	747
FNMA ARM, Pool 766620
1.976%, VAR ICE LIBOR USD 12 Month + 1.677%, 03/01/34	33	33
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
1.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 04/20/35	45	48
GNMA ARM, Pool G2 81447
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 08/20/35	11	11

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,020)		3,090

Municipal Bonds [10.1%]
California [3.6%]
California State, GO
3.000%, 11/01/25	1,000	1,086

Florida [2.7%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	810	819

Texas [3.8%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	1,075	1,132

Total Municipal Bonds
(Cost $3,049)		3,037

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
September 30, 2021
City National Rochdale Government Bond Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [0.6%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	165,247	$165

Total Short-Term Investment
(Cost $165)		165

Total Investments [99.7%]
(Cost $29,283)		$29,910

Percentages are based on net assets of $29,992 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2021.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$13,403	$—	$13,403
U.S. Government Agency Obligations	—	10,215	—	10,215
U.S. Government Mortgage-Backed Obligations	—	3,090	—	3,090
Municipal Bonds	—	3,037	—	3,037
Short-Term Investment	165	—	—	165
Total Investments in Securities	$165	$29,745	$—	$29,910

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
September 30, 2021
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [91.5%]
Automotive [5.3%]
General Motors Financial
5.250%, 03/01/26	$2,600	$2,970
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	3,110

Total Automotive		6,080

Banks [7.5%]
BPCE
4.000%, 04/15/24	1,800	1,949
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,662
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,332
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,690

Total Banks		8,633

Broadcasting & Cable [2.3%]
Comcast
3.700%, 04/15/24	2,500	2,688

Chemicals [0.2%]
Dow Chemical
4.550%, 11/30/25	148	166

Computer System Design & Services [3.2%]
Apple
3.450%, 05/06/24	3,450	3,706

Drugs [2.3%]
AbbVie
2.600%, 11/21/24	2,500	2,628

Electric Utilities [3.5%]
Duke Energy
3.150%, 08/15/27	1,575	1,696
Georgia Power
3.250%, 04/01/26	2,200	2,357

Total Electric Utilities		4,053

Enterprise Software/Services [2.0%]
Oracle
2.500%, 04/01/25	2,250	2,353

Fiduciary Banks [2.4%]
State Street
2.825%, VAR United States Secured Overnight Financing Rate + 2.690%, 03/30/23	2,750	2,783

Financial Services [2.4%]
American Express
4.200%, 11/06/25	2,500	2,814

Food, Beverage & Tobacco [4.3%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,467
General Mills
2.600%, 10/12/22	2,450	2,502

Total Food, Beverage & Tobacco		4,969

Industrials [1.4%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,599

Investment Bank/Broker-Dealer [1.5%]
Jefferies Group
4.850%, 01/15/27	1,500	1,738

Medical Labs and Testing Srv [2.4%]
Laboratory Corp of America Holdings
3.600%, 02/01/25	2,600	2,797

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
September 30, 2021
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Medical Products & Services [4.6%]
Abbott Laboratories
3.875%, 09/15/25	$2,355	$2,605
Gilead Sciences
3.700%, 04/01/24	2,500	2,671

Total Medical Products & Services		5,276

Medical-HMO [2.7%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,111

Petroleum & Fuel Products [11.0%]
Energy Transfer
5.200%, 02/01/22	2,425	2,434
4.650%, 02/15/22	2,400	2,436
EOG Resources
2.625%, 03/15/23	2,520	2,588
Exxon Mobil
2.275%, 08/16/26	2,000	2,099
Shell International Finance BV
3.400%, 08/12/23	2,900	3,063

Total Petroleum & Fuel Products		12,620

Real Estate Investment Trusts [2.4%]
Prologis
3.250%, 10/01/26	2,500	2,719

Retail [2.1%]
AutoZone
3.125%, 04/21/26	2,250	2,423

Security Brokers & Dealers [21.8%]
Banco Santander
2.746%, 05/28/25	2,600	2,726
Bank of America, MTN
4.250%, 10/22/26	2,500	2,813
Barclays, MTN
4.338%, VAR ICE LIBOR USD 3 Month + 1.356%, 05/16/24	2,250	2,382
Citigroup
1.550%, VAR ICE LIBOR USD 3 Month + 1.430%, 09/01/23	3,000	3,035

Description	Face Amount (000)	Value (000)
Credit Suisse Group
3.574%, 01/09/23(A)	$2,500	$2,521
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,691
JPMorgan Chase
3.300%, 04/01/26	3,000	3,251
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	3,237
NatWest Group
4.519%, VAR ICE LIBOR USD 3 Month + 1.550%, 06/25/24	2,300	2,448

Total Security Brokers & Dealers		25,104

Semi-Conductors [2.5%]
Applied Materials
3.900%, 10/01/25	2,600	2,879

Telephones & Telecommunications [3.7%]
AT&T
3.600%, 07/15/25	1,500	1,632
Verizon Communications
2.625%, 08/15/26	2,500	2,646

Total Telephones & Telecommunications		4,278

Total Corporate Bonds
(Cost $103,900)		105,417

Affiliated Registered Investment Company [3.2%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,660

Total Affiliated Registered Investment Company
(Cost $4,000)		3,660

Asset-Backed Security [1.1%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	1,297	1,311

Total Asset-Backed Security
(Cost $1,297)		1,311

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
September 30, 2021
City National Rochdale Corporate Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	$591	$22

Total Closed-End Fund
(Cost $25)		22

Short-Term Investment [3.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	4,067,786	4,068

Total Short-Term Investment
(Cost $4,068)		4,068

Total Investments [99.3%]
(Cost $113,290)		$114,478

Percentages are based on net assets of $115,268 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2021.

‡	Investment in Affiliate.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2021, the value of these securities amounted to $6,452 (000), representing 5.6% of the net assets of the Fund.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$105,417	$—	$105,417
Affiliated Registered Investment Company	3,660	—	—	3,660
Asset-Backed Security	—	1,311	—	1,311
Closed-End Fund	22	—	—	22
Short-Term Investment	4,068	—	—	4,068
Total Investments in Securities	$7,750	$106,728	$—	$114,478

For the year ended September 30, 2021, there have been no transfers into or out of Level 3.

The following is a summary of the transactions with affiliates for the year ended September 30, 2021 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2020	$3,545
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	115
Ending balance as of September 30, 2021	$3,660
Dividend Income	$226

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2020	157,077
Purchases	—
Sales	—
Ending balance as of September 30, 2021	157,077

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
September 30, 2021
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.1%]
California [92.2%]
Alameda County, Joint Powers Authority, RB
Callable 12/01/26 @ 100
5.000%, 12/01/30	$300	$362
Anaheim Housing & Public Improvements Authority, Ser B, RB
Callable 04/01/23 @ 100
5.000%, 10/01/27	220	235
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	645	691
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	596
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	391
California State University, Ser B, RB
1.766%, 11/01/25	1,000	1,031
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	626
California State, Educational Facilities Authority, Ser A, RB
5.000%, 04/01/25	420	486
California State, GO
5.000%, 12/01/21	1,000	1,008
California State, GO
5.000%, 11/01/24	1,000	1,145
California State, GO
5.000%, 08/01/26	1,000	1,210
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,102
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	549
California State, GO
5.000%, 10/01/30	1,000	1,323
California State, GO
4.000%, 04/01/23	1,000	1,057
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	1,000	1,223
California State, Health Facilities Financing Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/26	230	272
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/27	200	250
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	1,000	1,179
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	112
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	700
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,083
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
5.000%, 11/15/30	400	497
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,239

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
September 30, 2021
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	$200	$215
California State, Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	300	380
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,044
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	520
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,762
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	265
California State, Public Works Board, Ser B, RB
5.000%, 10/01/27	650	810
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	612
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	982
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	400
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	990	1,132
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	320	384
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	1,043
Chula Vista Elementary School District, RB
1.550%, 08/01/23(C)	2,025	2,012
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	518
Culver Redevelopment Agency Successor Agency, RB
5.000%, 11/01/24	370	422
Desert Community College District, GO
4.000%, 08/01/26	125	145
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	990
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	306
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,176
Irvine California, TA, BAM
4.000%, 09/02/31	700	878
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,038
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	608
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,214
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	521
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/26	280	338
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	586
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 07/01/24	510	577

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
September 30, 2021
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles County, Public Works Financing Authority, Ser E-1, RB
5.000%, 12/01/25	$210	$249
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	606
Los Angeles County, Redevelopment Refunding Authority Redev Agency Successor Agy, RB, AGM
Callable 12/01/24 @ 100
5.250%, 12/01/26	415	475
Los Angeles, Department of Airports, Ser B, RB
5.000%, 05/15/25	1,030	1,199
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	768
Los Angeles, Department of Airports, Sub-Ser, RB
4.000%, 05/15/24	175	192
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	474
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	629
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/24	110	124
Los Angeles, Department of Water, Ser C, RB
Callable 07/01/30 @ 100
5.000%, 07/01/32	1,000	1,325
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	525	618
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/25	230	269
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/27	500	622
Orange County, Airport Revenue, Ser A, RB
5.000%, 07/01/23	360	390
Orange County, Airport Revenue, Ser B, RB
5.000%, 07/01/22	500	518
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	335	365
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	736
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	692
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	580
Riverside County, Public Financing Authority, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	145	170
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	500	542
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,094
Sacramento County, Water Financing Authority, RB
5.000%, 06/01/24	125	141
San Diego County, Regional Transportation Commission, Sub-Ser B, RB
5.000%, 04/01/28	250	318
San Diego County, Regional Transportation Commission, Sub-Ser B, RB
5.000%, 04/01/29	250	325
San Diego County, Ser A, RB
Callable 10/15/24 @ 100
5.000%, 10/15/28	125	142
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	427

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
September 30, 2021
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	$500	$536
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	412
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,179
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	571
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,200	2,688
San Joaquin Hills, Transportation Corridor Agency, RB, ETM
1.280%, 01/01/26(C)	400	389
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	510	566
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,167
Sanger Unified School District, Ser A, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	125	154
Sanger Unified School District, Ser C, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	185	227
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,299
Santa Clara County, Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	1,000	1,166
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	241
Santa Cruz County, Redevelopment Successor Agency, Ser A, RB, BAM
Callable 09/01/25 @ 101
5.000%, 09/01/26	120	141
Santaluz Community Facilities District No. 2, GO
3.000%, 09/01/24	570	612
Silicon Valley, Ser A, RB
Callable 09/01/23 @ 100
3.000%, 03/01/24	1,000	1,051
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	242
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	241
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	640
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	595
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	605	652
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	118
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	1,000	1,235
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	260	268

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
September 30, 2021
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	$1,035	$1,251

Total California		70,876

Georgia [0.5%]
Georgia State, Road & Tollway Authority, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	300	391

Illinois [2.4%]
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/27	250	306
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/29	100	128
State of Illinois, Ser C, GO
4.000%, 03/01/24	1,250	1,353

Total Illinois		1,787

Indiana [2.0%]
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/28	500	636
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/29	700	909

Total Indiana		1,545

Total Municipal Bonds
(Cost $72,379)		74,599

U.S. Treasury Obligation [1.4%]
U.S. Treasury Bill
0.048%, 01/20/22(C)	1,100	1,100

Total U.S. Treasury Obligation
(Cost $1,099)		1,100

Description	Shares	Value (000)
Short-Term Investment [0.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	350,543	$351

Total Short-Term Investment
(Cost $351)		351

Total Investments [99.0%]
(Cost $73,829)		$76,050

Percentages are based on net assets of $76,844 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2021.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$74,599	$—	$74,599
U.S. Treasury Obligation	—	1,100	—	1,100
Short-Term Investment	351	—	—	351
Total Investments in Securities	$351	$75,699	$—	$76,050

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
September 30, 2021
City National Rochdale California Tax Exempt Bond Fund (concluded)

The following is a summary of the transactions with affiliates for the year ended September 30, 2021 (000):

City National Rochdale Municipal High Income Fund, Class N (000)
Beginning balance as of October 1, 2020	$—
Purchases at Cost	500
Proceeds from Sales	(500)
Realized Gain (Loss)	—
Unrealized Gain (Loss)	—
Ending balance as of September 30, 2021	$—
Dividend Income	$1

City National Rochdale Municipal High Income Fund, Class N (Shares)
Beginning balance as of October 1, 2020	—
Purchases	45,455
Sales	(45,455)
Ending balance as of September 30, 2021	—

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [93.3%]
Alabama [2.1%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,426
Black Belt Energy Gas District, Ser A-1, RB
Callable 09/01/25 @ 100
4.000%, 12/01/49(A)	5,000	5,642
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,315
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.843%, 7.750%, 10/01/23, 10/01/46(B)	2,500	2,569
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	500	711
Southeast Energy Authority A Cooperative District, Ser A, RB
Callable 07/01/28 @ 101
4.000%, 11/01/51(A)	3,000	3,528
Southeast Energy Authority A Cooperative District, Ser B, RB
Callable 09/01/31 @ 101
4.000%, 12/01/51(A)	5,000	6,057
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(C)	8,500	9,831

Total Alabama		44,079

Alaska [0.1%]
Northern Arkansas, Tobacco Securitization, Ser B-2-CLASS, RB
Callable 06/01/31 @ 31
3.390%, 06/01/66(D)	10,000	2,179

Arizona [0.8%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	389
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(C)	500	543
Arizona State, Industrial Development Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/51(C)	650	697
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(C)	225	243
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	625	686
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	925	994
Arizona State, Industrial Development Authority, Ser A-SOCIAL, RB
Callable 07/01/31 @ 100
4.000%, 07/01/51	750	824
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,018

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	$1,850	$1,879
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	611
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	875	942
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,533
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,653
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,315
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	2,015	2,196

Total Arizona		17,523

Arkansas [0.4%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(C)	8,500	9,319

California [5.7%]
California County, Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	1,158
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 10/22/21 @ 21
7.676%, 06/01/46(D)	10,000	2,067
California State, Community Development Administration, RB
Callable 08/01/31 @ 100
4.000%, 08/01/56(C)	750	793
California State, Community Housing Agency, Ser A, RB
Callable 08/01/30 @ 100
5.000%, 08/01/50(C)	4,500	5,100
California State, Community Housing Agency, Ser A, RB
Callable 02/01/31 @ 100
4.000%, 02/01/56(C)	5,100	5,477
California State, Community Housing Agency, Ser NITY, RB
Callable 02/01/30 @ 100
5.000%, 02/01/50(C)	6,875	7,709
California State, Community Housing Agency, Ser S, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49(C)	1,500	1,680
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,649
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,770
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,565
California State, Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	3,620	4,293
California State, Municipal Finance Authority, RB, BAM
Callable 05/15/31 @ 100
4.000%, 05/15/46	1,000	1,156
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	298

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(C)	$625	$709
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,137
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(C)	875	980
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C) (E)	5,000	3,250
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(C)	1,275	1,176
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,645
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,024
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	575
California State, School Finance Authority, Ser A, RB
5.000%, 07/01/30(C)	70	89
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,235
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,099
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	631
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	584
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	6,077
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,321
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,670
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,238
Dublin California, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/45	600	670
Dublin California, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/51	865	963
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,683
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,308
Foothill-Eastern Transportation Corridor Agency, Ser A, RB
Callable 01/15/31 @ 100
4.000%, 01/15/46	1,500	1,711
Golden State, Tobacco Securitization, RB
Callable 06/01/31 @ 100
3.115%, 06/01/38	10,000	10,158

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	$2,000	$2,056
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
3.500%, 06/01/36	6,615	6,699
Inland Empire, Tobacco Securitization Authority, RB
Callable 10/22/21 @ 39
9.730%, 06/01/36(D)	12,500	4,811
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,177
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	841
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,299
San Buenaventura, Community Memorial Health System Project, RB
Pre-Refunded @ 100
7.500%, 12/01/21(F)	1,000	1,011
San Buenaventura, Community Memorial Health System Project, RB
Pre-Refunded @ 100
7.000%, 12/01/21(F)	1,000	1,011
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,032
Tobacco Securitization Authority of Northern California, RB
Callable 12/01/30 @ 33
3.763%, 06/01/60(D)	9,900	2,452
University of California, Ser BE, RB
Callable 05/15/30 @ 100
4.000%, 05/15/40	2,500	2,969

Total California		117,006

Colorado [8.2%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,067
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,041	1,091
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	787
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(C)	3,500	3,411
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,159
Baseline Metropolitan District No. 1, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/51	1,000	1,065
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,485
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,549
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,073
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	553
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,806
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	585

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	$4,180	$4,577
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(C)	1,100	1,211
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(C)	1,265	1,384
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,625
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	796
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,893
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,049
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,097
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	545
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	835	870
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	2,116
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,048
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	1,930	2,081
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	991
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,757
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	1,515	1,586
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	540
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	8,620	9,668
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,125
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49(E)	1,260	1,373
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,498
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	2,067

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	$2,305	$2,593
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,435
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,145
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	857
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,468
Denver, International Business Center, RB
4.000%, 12/01/48	350	360
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	537
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	903
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	6,097
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	652
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,179
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	533
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	2,065
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,885
Green Gables, Metropolitan District No. 1, Ser A, GO
Pre-Refunded @ 100
5.300%, 12/01/21(F)	2,500	2,594
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,317
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	1,580	1,553
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	795
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	609
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(C)	1,900	2,079
Karl’s Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(C)	645	707
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.793%, 5.000%, 12/1/26, 12/01/51(B)	7,335	6,103
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,594
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,555
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	813

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	$1,950	$2,099
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,877
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,277
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(C)	1,150	1,254
Pronghorn Valley Metropolitan District, Ser A, GO
Callable 09/01/26 @ 103
4.000%, 12/01/51	650	644
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	6,000	6,060
Regional Transportation District, RB
4.000%, 07/15/39	525	672
Reunion Metropolitan District, Ser A, RB
Callable 06/01/26 @ 103
3.625%, 12/01/44	2,000	1,942
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	589
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,067
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,550
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	725
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,617
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,794
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,806
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	567
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,351
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,146
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,874
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	5,448
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,870	1,970
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,330
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	602
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	110
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	396
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,156

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	$250	$263
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,399
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,637
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,620
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	644
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	647
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	1,074
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,675

Total Colorado		167,838

Connecticut [0.6%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(C)	500	556
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(C)	750	828
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/47	4,000	4,429
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51	875	891
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
13.781%, 12/01/45(A) (C) (G)	3,335	5,091

Total Connecticut		11,795

Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	2,013

District of Columbia [0.8%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	824
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	2,212
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,866
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	2,060	2,370
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,602
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,637

Total District of Columbia		15,511

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida [7.8%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	$5,190	$4,990
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	8,095	10,193
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	617
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	613
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	459
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,676
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,684
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(C)	3,610	3,934
Capital Trust Agency, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(C)	3,000	3,355
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
3.280%, 10/01/49(D)	1,325	519
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44(E)	3,390	68
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49(E)	1,000	20
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	6,310	6,942
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,637
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(C)	750	876
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/31	275	322
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	200	232
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(C)	1,045	1,164
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(C)	1,950	2,147
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	1,750	1,993
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(C)	755	835
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(C)	1,750	1,926
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(C)	19,875	21,628
Florida State, Development Finance, RB, AMT
Callable 11/08/21 @ 104
6.500%, 01/01/49(A) (C)	7,995	8,143
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	3,500	3,744
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	3,175	3,325

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	$4,930	$5,510
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	1,021
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,238
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,291
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50(C)	1,000	1,136
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55(C)	1,500	1,699
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	2,023
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,656
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,969
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,757
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,714
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	5,200	5,200
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,896
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,650
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,745
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	309
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	907
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,300	2,480
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	606
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,106
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	527
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/46	500	545
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/50	905	982

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village Community Development District No. 10, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	$835	$894
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,380	2,626
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,425	1,588
Village Community Development District No. 12, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,855	3,018
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,350	2,765
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,435	2,859

Total Florida		159,759

Georgia [2.1%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,939
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,757
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	4,376
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,296
Burke County, Development Authority, RB
Callable 05/03/31 @ 100
2.750%, 01/01/52	7,000	6,996
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/56(C)	5,020	5,213
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	3,915
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
4.000%, 01/01/54	1,000	1,132
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	719
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	8,734
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	1,127
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(F)	810	932

Total Georgia		44,136

Illinois [8.5%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	800	841
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,055
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,906
Chicago, Board of Education, GO
6.138%, 12/01/39	5,000	6,061

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	$1,000	$1,218
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,520
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/40	2,300	2,839
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	6,510
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,394
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,388
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,111
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,295
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	11,030
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	6,237
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	2,091
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,080
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,799
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,329
County of Cook Illinois, Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	1,000	1,164
County of Cook Illinois, Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/40	1,000	1,160
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,851
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,642
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,425
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,190
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	305
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	304
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	310	366
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	6,593
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	1,200	1,427
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	1,000	1,161
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	594

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	$400	$457
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	398
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	397
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	258
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	561
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	3,130	3,500
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/55	3,500	3,896
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/58(C)	5,000	6,003
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	2,205
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,676
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	7,432
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	7,174
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,474
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,457
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	5,200	4,782
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	9,066
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	2,067
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	904
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/39	425	497
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/43	1,250	1,447
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,326
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,583
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,162
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 11/08/21 @ 100
5.350%, 03/01/31	75	46
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
5.000%, 03/01/46	1,750	2,141
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
4.000%, 03/01/41	1,000	1,139

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	$1,500	$1,782
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,254
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,696
Village of Gilberts, RB
Callable 10/22/21 @ 100
5.000%, 11/15/34	2,883	3,170
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,050	5,357
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	975	1,087
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 4.5000%, 06/30/25, 12/31/38(B)	1,680	1,421

Total Illinois		175,701

Indiana [1.2%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40	2,745	2,866
Anderson Indiana, RB
5.000%, 01/01/25	250	254
Anderson Indiana, RB
4.180%, 01/01/23	850	857
Indiana State, Finance Authority, RB
1.650%, 05/01/28(A)	3,000	3,000
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	2,308
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(C)	5,750	6,039
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,894
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,491
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,401

Total Indiana		25,110

Iowa [0.8%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,105
Iowa State, Finance Authority, RB
Callable 10/27/21 @ 103
3.125%, 12/01/22	375	381
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,301
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
4.010%, 06/01/65(D)	61,315	11,347

Total Iowa		16,134

Kansas [0.8%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	514
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	4,170
Manhattan Kansas, Ser A, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46	750	813

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	$5,000	$5,516
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,553
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	522
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	4,128

Total Kansas		17,216

Kentucky [1.3%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	998
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,734
Kentucky State, Economic Development Finance Authority, RB
1.650%, 04/01/31(A)	5,500	5,500
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,217
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,753
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,174
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	5,000	5,848

Total Kentucky		27,224

Louisiana [0.9%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,565	5,386
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,000
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of Saint John the Baptist Louisiana, RB
2.375%, 06/01/37(A)	4,000	4,207
Parish of Saint John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	3,770	3,889

Total Louisiana		18,482

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,110

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Maryland [1.3%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	$1,000	$1,102
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,421
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	673
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	353
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	202
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,824
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	1,082
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,487
Frederick County, RB
3.250%, 07/01/29	890	939
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,500
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	763
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,314
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	1,056
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	998
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	984
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 06/01/31 @ 100
4.000%, 06/01/55	2,000	2,248
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	2,000	2,223
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,112
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,148
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	823
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,324

Total Maryland		27,576

Massachusetts [0.8%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,693
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,508
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(C)	2,500	2,724
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,309

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	$500	$598
Massachusetts State, Development Finance Agency, Ser S, RB
Callable 07/15/30 @ 100
5.000%, 07/15/46(C)	750	900
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,359

Total Massachusetts		16,091

Michigan [1.4%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	726
Detroit Michigan, Ser A, GO
Callable 04/01/31 @ 100
5.000%, 04/01/50	1,000	1,204
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(C)	1,505	1,653
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	4,203
Kentwood Economic Development, Ser S, RB
Callable 11/15/28 @ 103
4.000%, 11/15/45	500	549
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,532
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 11/08/21 @ 100
6.500%, 12/01/40	3,745	3,750
Michigan State, Finance Authority, Ser A, RB
Callable 11/02/29 @ 100
5.000%, 11/15/48	6,800	8,411
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	2,253
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 11/08/21 @ 100
5.875%, 12/01/30	2,000	2,002
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(C)	1,000	1,098

Total Michigan		28,381

Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,216
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,945
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,393
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	930	1,000
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	530
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	1,600	1,687
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,276
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,174

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Woodbury Minnesota, RB
Callable 07/01/28 @ 103
4.000%, 07/01/56	$1,150	$1,234

Total Minnesota		15,455

Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,452
Cape Girardeau County Industrial Development Authority, RB
Callable 03/01/31 @ 100
3.000%, 03/01/46	945	954
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/08/21 @ 100
4.000%, 03/01/42	1,000	1,001
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/08/21 @ 100
3.625%, 03/01/33	500	500
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 11/08/21 @ 100
3.000%, 03/01/26	500	500
Health & Educational Facilities Authority of the State of Missouri, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	520
Health & Educational Facilities Authority of the State of Missouri, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	478
Kansas City, Industrial Development Authority, RB, AGM, AMT
Callable 03/01/30 @ 100
5.000%, 03/01/57	250	305
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/45	5,000	5,646
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/50	4,750	5,340
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	2,000	2,097
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	2,000	2,277
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	2,157
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	539
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,661
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	2,075
Missouri Southern State University, RB
Callable 10/01/31 @ 100
4.000%, 10/01/44	3,375	3,476
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	5,063
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	3,054
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	2,038

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	$2,000	$2,247
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,261
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,306
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,532

Total Missouri		52,479

Nebraska [0.7%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,044
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,732
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/42	5,500	7,899

Total Nebraska		14,675

Nevada [1.0%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,362
Las Vegas, Finance Authority, RB
Callable 10/27/21 @ 100
4.375%, 06/15/35(C)	3,500	3,501
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	951
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	750	798
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	214
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	950	1,039
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	750	810
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	870
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	2,050	2,081
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,425	1,441
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	962
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	105
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,769
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	1,089
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	1,033

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	$725	$737

Total Nevada		20,762

New Hampshire [0.4%]
New Hampshire Business Finance Authority, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(C)	1,910	2,069
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	1,090
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	1,079
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,322
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	500	528
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A) (C)	1,000	1,053
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A) (C)	1,000	1,058

Total New Hampshire		8,199

New Jersey [2.6%]
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/49	3,900	3,627
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/50	900	834
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,859
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,268
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,103
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,389
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,470
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,223
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	573
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	450	515
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/39	1,750	2,011
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	6,033
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/45	5,325	6,112
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	1,000	1,143

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	$3,500	$3,996
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/50	8,500	9,536
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,217
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,706

Total New Jersey		53,615

New Mexico [0.6%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,538
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	3,023
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	547
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	541
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,882
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,205

Total New Mexico		12,736

New York [6.2%]
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/51	480	517
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/56	530	568
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(C)	875	1,047
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(C)	875	1,043
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	4,875	5,102
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.250%, 11/15/55	10,000	12,145
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	2,095
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,345
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(C)	1,100	1,274
Nassau County Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 5.250%, 09/8/41, 01/01/58(A) (B)	4,358	4,145
Nassau County, Tobacco Settlement, RB
Callable 10/22/21 @ 100
5.125%, 06/01/46	1,345	1,366
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 10/22/21 @ 100
5.000%, 06/01/45	5,800	5,851
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/30 @ 100
3.000%, 03/15/49	10,000	10,478

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	$750	$786
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	1,016
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	5,000	5,475
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,686
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,665
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/39	1,500	1,718
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/41	850	961
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,880	2,230
New York State, Transportation Development, RB, AMT
5.000%, 01/01/22	3,420	3,457
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,972
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	2,750	3,184
New York State, Transportation Development, RB, AMT
3.000%, 08/01/31	1,200	1,284
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	7,986
New York Transportation Development, RB, AMT
Callable 10/31/31 @ 100
4.000%, 04/30/53	3,000	3,375
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	4,750	4,963
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,092
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,085
Suffolk Tobacco Asset Securitization, Sub-Ser, RB
Callable 06/01/31 @ 28
3.667%, 06/01/66(D)	25,040	4,765
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 10/29/21 @ 100
6.625%, 06/01/44	1,200	1,212
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,317
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	5,750	6,283
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,373
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,933
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,960

Total New York		126,754

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
North Carolina [0.5%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	$1,405	$1,547
North Carolina State, Medical Care Commission, RB
Callable 09/01/28 @ 103
4.000%, 09/01/46	525	601
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	3,750	4,044
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,102
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,824
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	604

Total North Carolina		9,722

North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,099
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(C)	5,000	5,024
Grand Forks North Dakota, RB
Callable 12/01/31 @ 100
4.000%, 12/01/51	250	283
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,888
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,724

Total North Dakota		12,018

Ohio [4.3%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	7,000	7,784
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	10,630	10,874
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	10,500	11,886
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(C)	250	262
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,794
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,486
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,046
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,040
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	4,156
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	3,020	3,494

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	$3,280	$3,747
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	12,000	13,781
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	2,500	2,524
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,262
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(C)	6,000	6,890
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(C)	3,000	3,466

Total Ohio		88,492

Oklahoma [0.5%]
Oklahoma County, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/52	500	609
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,560
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	1,278	15
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	5,000	5,646
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(E)	1,622	24
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	19
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	9

Total Oklahoma		9,882

Oregon [1.3%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	966
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	1,101
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/56	9,220	10,098
Medford Hospital Facilities Authority, Ser A, RB
Callable 08/15/30 @ 100
4.000%, 08/15/50	7,000	8,026
Oregon State, Business Development Commission, RB, AMT
5.000%, 03/01/49(A)	5,000	5,093
Yamhill County, Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/51	600	698
Yamhill County, Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/56	750	866

Total Oregon		26,848

Pennsylvania [2.7%]
Allegheny County Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
4.000%, 01/01/56	2,250	2,542

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	$500	$592
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,350
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,502
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	1,000	1,175
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	1,133
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	597
Dauphin County General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(C)	750	906
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	1,135	1,263
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	8,470	9,443
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,614
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,637
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,606
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,703
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	2,975	3,691
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.625%, 12/15/21(F)	1,000	1,015
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.150%, 12/15/21(F)	2,280	2,311
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(C)	900	1,048
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/50(C)	1,450	1,667
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,095
Philadelphia, Ser B, GO
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,428
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,466

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	$1,235	$1,342

Total Pennsylvania		55,126

Rhode Island [0.2%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,129
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 10/22/21 @ 16
11.028%, 06/01/52(D)	21,270	3,346

Total Rhode Island		4,475

South Carolina [0.7%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,787
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	4,185
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,950	6,493

Total South Carolina		13,465

Tennessee [1.3%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,110
Metropolitan Government, Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/55	4,750	5,043
Metropolitan Nashville Airport Authority, Sub-Ser B, RB, AMT
Callable 07/01/30 @ 100
5.000%, 07/01/54	5,675	6,906
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	1,026
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	712
Tennergy, Ser A, RB
Callable 06/01/28 @ 101
4.000%, 12/01/51(A)	10,000	11,791

Total Tennessee		26,588

Texas [6.5%]
Alvin Independent School District, Ser B-REMK, GO
0.450%, 02/15/36(A)	2,000	2,005
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,513
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	439
Board of Regents of the University of Texas System, Ser B, RB
5.000%, 08/15/49	5,500	8,257
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	564
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,705
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	498

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 01/01/31 @ 100
4.000%, 01/01/51	$1,000	$1,132
Central Texas, Regional Mobility Authority, Ser B-SENIOR, RB
Callable 01/01/30 @ 100
5.000%, 01/01/45	750	918
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,060
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,060
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,883
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	2,000	2,190
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	999
Houston Texas Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,750	2,925
Houston, Airport System Revenue, RB, AMT
5.000%, 07/01/27	500	586
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	2,000	2,125
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,299
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	4,500	5,257
Houston, Airport System Revenue, Sub-Ser A, RB, AMT
Callable 07/01/30 @ 100
4.000%, 07/01/47	1,250	1,414
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,619
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(C)	275	289
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,755
Mission, Economic Development, RB, AMT
Callable 10/27/21 @ 105
4.625%, 10/01/31(C)	3,250	3,418
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	4,660	4,829
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 11/08/21 @ 100
5.500%, 08/15/46	1,000	1,003
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 11/08/21 @ 100
5.500%, 08/15/51	2,500	2,506
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 11/08/21 @ 100
5.000%, 08/15/36(C)	1,500	1,503
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	7,000	7,013
New Hope, Cultural Education Facilities Finance, RB
Callable 11/01/27 @ 103
4.000%, 11/01/55	1,000	1,118
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(C)	4,750	5,155
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,899

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	$900	$1,010
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.561%, 7.000%, 09/01/23, 09/01/31(B) (F)	5,000	6,960
Port Beaumont Navigation District, RB
Callable 01/01/22 @ 103
6.000%, 01/01/25(C)	1,525	1,581
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
4.000%, 01/01/50(C)	6,330	6,540
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
3.625%, 01/01/35(C)	1,000	1,033
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
3.000%, 01/01/50(C)	750	702
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(E)	5,315	3,030
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/08/21 @ 100
4.500%, 11/15/21(E)	2,310	1,317
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 11/08/21 @ 100
5.750%, 11/15/37(E)	6,000	3,420
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,129
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,473
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,980
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	3,252
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(E)	9,000	6,300
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,180
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	1,500	1,793
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,936
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
4.971%, 08/01/36(D)	1,000	602

Total Texas		133,411

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(C)	$1,750	$1,964

Vermont [0.2%]
Vermont Economic Development Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/45	2,850	3,055
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	1,000	1,176

Total Vermont		4,231

Virginia [1.2%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,109
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,055
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,352
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/41(A)	1,750	1,751
James City County Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/50	2,985	3,256
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,005	4,166
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	2,996
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	4,021
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	853
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	2,500	2,505

Total Virginia		25,064

Washington [0.7%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	474
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,951
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	351
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	2,400	2,570
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(C)	4,330	4,694
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	2,000	2,215

Total Washington		14,255

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
West Virginia [0.9%]
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	$1,190	$1,292
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
4.125%, 07/01/45(A)	1,650	1,741
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,474
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	12,070	12,525

Total West Virginia		18,032

Wisconsin [3.8%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,695
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	574
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,807
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	1,250	1,381
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/61	3,750	4,058
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,594
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,191
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,689
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,784
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,184
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	6,125	6,772
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,300	3,587
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,855
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,209
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	3,219
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 11/08/21 @ 101
7.000%, 10/01/42	5,400	5,449

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	$3,000	$3,058
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(C)	1,500	1,726
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(C)	2,500	2,857
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,175	1,396
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,215
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,675	1,961
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,789
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,025
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	3,000	3,258
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	4,280	4,591
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	200	206
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	820	841

Total Wisconsin		78,971
American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,497
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/31 @ 100
5.000%, 09/01/38(C)	1,500	1,836

Total American Samoa		5,333

Guam [0.3%]
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,898
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/35	1,000	1,258
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/40	1,000	1,236

Total Guam		5,392

Puerto Rico [6.5%]
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 11/08/21 @ 100
8.000%, 07/01/35(E)	2,150	1,854
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.750%, 07/01/28(E)	1,555	1,433
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 11/08/21 @ 100
5.500%, 07/01/23(E)	3,000	2,895
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.500%, 07/01/26(E)	3,200	2,932
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.500%, 07/01/39(E)	3,100	2,844
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.125%, 07/01/37(E)	2,500	2,250

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Commonwealth of Puerto Rico, Ser A-PSA, GO
Callable 07/01/22 @ 100
5.000%, 07/01/41(E)	$5,290	$4,629
Commonwealth of Puerto Rico, Ser C-PSA, GO
Callable 11/08/21 @ 100
6.500%, 07/01/40(E)	2,215	2,099
Commonwealth of Puerto Rico, Ser E-PSA, GO
Callable 11/08/21 @ 100
5.625%, 07/01/33(E)	2,570	2,464
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	12,000	12,446
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,615
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 11/08/21 @ 100
5.250%, 07/01/30(E)	1,625	1,594
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(E)	2,000	1,955
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 11/08/21 @ 100
5.250%, 07/01/28(E)	2,145	2,105
Puerto Rico, Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/22(E)	3,957	4,070
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	1,500	1,543
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	520
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
Callable 11/08/21 @ 100
5.250%, 07/01/40(E)	7,000	6,869
Puerto Rico, Highway & Transportation Authority, Ser A, RB
Callable 11/08/21 @ 100
5.850%, 07/01/25	4,105	4,023
Puerto Rico, Public Buildings Authority, Ser N-PSA, RB
Callable 11/08/21 @ 100
5.000%, 07/01/37(E)	1,400	1,480
Puerto Rico, Public Buildings Authority, Ser P-PSA, RB
Callable 11/08/21 @ 100
6.500%, 07/01/30(E)	5,045	5,531
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	11,572	13,126
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	5,276	5,904
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	20,854
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
4.086%, 07/01/24(D)	1,791	1,710
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
4.786%, 07/01/46(D)	7,170	2,358
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 30
5.106%, 07/01/51(D)	2,946	700
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	19,108	21,421
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	34

Total Puerto Rico		134,258

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
September 30, 2021
City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Virgin Islands [0.2%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 11/08/21 @ 100
5.000%, 10/01/25	$3,155	$3,163
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 11/08/21 @ 100
5.000%, 10/01/22	1,365	1,361

Total Virgin Islands		4,524

Total Municipal Bonds
(Cost $1,805,906)		1,920,909

Corporate Bonds [0.8%]
Electric Utilities [0.1%]
Talen Energy Supply
6.625%, 01/15/28(C)	3,000	2,782

Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	8,054

Steel & Steel Works [0.2%]
United States Steel
6.875%, 03/01/29	2,000	2,132
6.250%, 03/15/26	960	991

Total Steel & Steel Works		3,123

Waste Disposal [0.1%]
Waste Pro USA
5.500%, 02/15/26(C)	1,500	1,515

Total Corporate Bonds
(Cost $14,582)		15,474

Short-Term Investment [5.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	119,925,721	119,926

Total Short-Term Investment
(Cost $119,926)		119,926

Total Investments [99.9%]
(Cost $1,940,414)		$2,056,309

Percentages are based on net assets of $2,058,425 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2021.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2021, the value of these securities amounted to $419,097 (000), representing 20.4% of the net assets of the Fund.

(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(G)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2021.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,920,909	$—	$1,920,909
Corporate Bonds	—	15,474	—	15,474
Short-Term Investment	119,926	—	—	119,926
Total Investments in Securities	$119,926	$1,936,383	$—	$2,056,309

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

schedule of investments
September 30, 2021
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [50.9%]
Communication Services [4.8%]
America Movil
3.625%, 04/22/29	$2,000	$2,177
Verizon Communications
2.355%, 03/15/32(A)	2,536	2,506

Total Communication Services		4,683

Consumer Discretionary [2.9%]
General Motors Financial
4.350%, 01/17/27	2,500	2,802

Energy [2.1%]
Energy Transfer
5.950%, 12/01/25	1,800	2,087

Financials [22.8%]
Allstate
0.762%, VAR ICE LIBOR USD 3 Month + 0.630%, 03/29/23(C)	1,400	1,411
Banco Santander
2.746%, 05/28/25	2,000	2,097
Barclays
4.375%, 01/12/26	2,000	2,231
Capital One Financial
4.200%, 10/29/25	1,800	1,993
Citigroup
3.500%, 05/15/23	2,400	2,514
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,807
Jefferies Group
4.850%, 01/15/27	2,210	2,561
JPMorgan Chase
3.125%, 01/23/25	2,200	2,337
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	3
Mitsubishi UFJ Financial Group
0.860%, VAR ICE LIBOR USD 3 Month + 0.740%, 03/02/23(C)	1,100	1,110
Morgan Stanley, MTN
3.750%, 02/25/23	3,000	3,137

Total Financials		22,201

Health Care [3.6%]
AbbVie
2.850%, 05/14/23	2,500	2,586
CVS Health
4.300%, 03/25/28	854	971

Total Health Care		3,557

Industrials [4.7%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,690
Penske Truck Leasing LP
4.250%, 01/17/23(A)	300	314
3.450%, 07/01/24(A)	1,500	1,599

Total Industrials		4,603

Information Technology [2.8%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,757

Petroleum & Fuel Products [2.4%]
Shell International Finance BV
2.375%, 04/06/25	2,230	2,331

Real Estate [2.6%]
Prologis
2.125%, 04/15/27(A)	2,425	2,509

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

schedule of investments
September 30, 2021
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Utilities [2.3%]
Duke Energy
3.400%, 06/15/29	$2,020	$2,181
Korea Electric Power
6.750%, 08/01/27	75	95

Total Utilities		2,276

Total Corporate Bonds
(Cost $48,215)		49,806

U.S. Treasury Obligations [40.6%]
U.S. Treasury Notes
2.625%, 01/31/26	5,350	5,748
1.875%, 07/31/26	4,500	4,693
1.625%, 11/15/22	1,500	1,525
1.625%, 08/15/29	3,800	3,867
1.000%, 07/31/28	3,650	3,577
0.875%, 11/15/30	4,950	4,693
0.250%, 11/15/23	1,500	1,498
0.125%, 12/15/23	8,750	8,708
0.125%, 01/15/24	5,450	5,420

Total U.S. Treasury Obligations
(Cost $40,098)		39,729

U.S. Government Mortgage-Backed Obligations [3.5%]
FHLMC, Pool 1B2677
2.275%, VAR ICE LIBOR USD 12 Month + 1.900%, 01/01/35	1	1
FHLMC, Pool 1B2683
2.309%, VAR ICE LIBOR USD 12 Month + 1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
2.154%, VAR ICE LIBOR USD 12 Month + 1.770%, 12/01/34	4	4
FHLMC, Pool A93505
4.500%, 08/01/40	8	9
FHLMC, Pool A93996
4.500%, 09/01/40	12	13
FHLMC, Pool C03490
4.500%, 08/01/40	55	61
FHLMC, Pool C09015
3.000%, 10/01/42	67	72
FHLMC, Pool G02940
5.500%, 05/01/37	2	2
FHLMC, Pool G04222
5.500%, 04/01/38	4	4
FHLMC, Pool G04913
5.000%, 03/01/38	15	18
FHLMC, Pool G08003
6.000%, 07/01/34	5	6
FHLMC, Pool J19197
3.000%, 05/01/27	30	32
FHLMC, Pool Q08998
3.500%, 06/01/42	42	46
FHLMC, Pool Q10378
3.000%, 08/01/42	60	65
FNMA, Pool 252570
6.500%, 07/01/29	1	2
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	3	4
FNMA, Pool 255814
5.500%, 08/01/35	5	6
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	5	6
FNMA, Pool 735060
6.000%, 11/01/34	4	4
FNMA, Pool 735228
5.500%, 02/01/35	3	3
FNMA, Pool 735230
5.500%, 02/01/35	7	8
FNMA, Pool 745275
5.000%, 02/01/36	25	29
FNMA, Pool 745418
5.500%, 04/01/36	28	32
FNMA, Pool 827223
1.715%, VAR ICE LIBOR USD 12 Month + 1.465%, 04/01/35	8	8
FNMA, Pool 844809
5.000%, 11/01/35	11	12
FNMA, Pool AD0454
5.000%, 11/01/21	—	—
FNMA, Pool AD8522
4.000%, 08/01/40	9	10
FNMA, Pool AE0828
3.500%, 02/01/41	81	88
FNMA, Pool AH0621
3.500%, 01/01/41	20	22
FNMA, Pool AJ1407
4.000%, 09/01/41	13	14

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

schedule of investments
September 30, 2021
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
FNMA, Pool AJ7689
4.000%, 12/01/41	$49	$54
FNMA, Pool AK0971
3.000%, 02/01/27	25	26
FNMA, Pool AL5866
2.425%, 08/01/22	2,448	2,466
FNMA, Pool AO2970
3.000%, 05/01/42	55	59
FNMA, Pool AO4137
3.500%, 06/01/42	46	50
FNMA, Pool MA1277
2.500%, 12/01/27	29	31
GNMA, Pool G2 4696
4.500%, 05/20/40	26	28
GNMA, Pool G2 4747
5.000%, 07/20/40	11	12
GNMA, Pool G2 4923
4.500%, 01/20/41	18	20
GNMA, Pool G2 MA0155
4.000%, 06/20/42	41	46
GNMA, Pool G2 MA0392
3.500%, 09/20/42	53	57

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,344)		3,432

Affiliated Registered Investment Company [3.0%]
City National Rochdale Fixed Income Opportunities Fund, Cl N ‡	127,551	2,972

Total Affiliated Registered Investment Company
(Cost $2,500)		2,972

Mortgage-Backed Obligations [0.8%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	126
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
5.310%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	267	272
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	154
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	198	201

Total Mortgage-Backed Obligations
(Cost $748)		753

Closed-End Fund [0.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund	1,330	51

Total Closed-End Fund
(Cost $56)		51

Asset-Backed Security [0.0%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28	5	3

Total Asset-Backed Security
(Cost $5)		3

Residential Mortgage-Backed Security [0.0%]
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	—

Total Residential Mortgage-Backed Security
(Cost $0)		—

Short-Term Investment [0.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	762,415	762

Total Short-Term Investment
(Cost $762)		762

Total Investments [99.7%]
(Cost $95,728)		$97,508

Percentages are based on net assets of $97,731 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2021.

‡	Investment in Affiliate.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2021, the value of these securities amounted to $4,419 (000), representing 4.5% of the net assets of the Fund.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

schedule of investments
September 30, 2021
City National Rochdale Intermediate Fixed Income Fund (concluded)

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$49,806	$—	$49,806
U.S. Treasury Obligations	—	39,729	—	39,729
U.S. Government Mortgage-Backed Obligations	—	3,432	—	3,432
Affiliated Registered Investment Company	2,972	—	—	2,972
Mortgage-Backed Obligations	—	753	—	753
Closed-End Fund	51	—	—	51
Asset-Backed Security	—	3	—	3
Residential Mortgage-Backed Security	—	—	—	—
Short-Term Investment	762	—	—	762
Total Investments in Securities	$3,785	$93,723	$—	$97,508

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with the affiliates for the year ended September 30, 2021.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2020	$2,879
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	93
Ending balance as of September 30, 2021	$2,972
Dividend Income	$183

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2020	127,551
Purchases	—
Sales	—
Ending balance as of September 30, 2021	127,551

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [56.7%]
Aerospace / Defense [0.4%]
Rolls-Royce
5.750%, 10/15/27(A)		$900	$995
TransDigm
6.250%, 03/15/26(A)		3,325	3,479
TransDigm
6.375%, 06/15/26		800	825
TransDigm
5.500%, 11/15/27		3,775	3,903
TransDigm
4.875%, 05/01/29		2,725	2,730
TransDigm UK Holdings
6.875%, 05/15/26		4,200	4,415

Total Aerospace / Defense			16,347

Agricultural [0.0%]
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	5

Airlines [1.0%]
Aerovias de Mexico
7.000%, 02/05/25(B)		32,845	25,837
American Airlines
11.750%, 07/15/25(A)		1,245	1,541
American Airlines
5.500%, 04/20/26(A)		5,315	5,587
American Airlines
5.750%, 04/20/29(A)		1,350	1,455
Avianca Holdings
8.375%, 07/10/20(B)		39	6
EA Partners I
6.875%, 09/28/20(B)		5,617	112
EA Partners II
6.750%, 06/01/21(B)		4,960	49
Gol Finance
7.000%, 01/31/25		1,210	1,143
Gol Finance
8.000%, 06/30/26(A)		2,820	2,834
Spirit Loyalty Cayman
8.000%, 09/20/25(A)		539	604

Total Airlines			39,168

Airport Develop/Maint [0.6%]
Delhi International Airport
6.125%, 02/03/22		13,460	13,521
International Airport Finance
12.000%, 03/15/33		9,597	10,406

Total Airport Develop/Maint			23,927

Applications Software [0.0%]
Brunello Bidco
3.750%, VAR Euribor 3 Month + 3.750%, 02/15/28	EUR	1,000	1,158

Auto Manufacturers [0.0%]
Wabash National
4.500%, 10/15/28(A)		1,030	1,029

Auto Rent & Lease [0.2%]
Kapla Holding SAS
3.250%, VAR Euribor 3 Month + 3.250%, 12/15/26	EUR	300	345
Kapla Holding SAS
3.375%, 12/15/26	EUR	414	481
Movida Europe
5.250%, 02/08/31(A)		2,800	2,721
Rent-A-Center
6.375%, 02/15/29(A)		2,875	3,101

Total Auto Rent & Lease			6,648

Automotive [1.3%]
Adient Global Holdings
4.875%, 08/15/26(A)		3,175	3,252
Adient US
9.000%, 04/15/25(A)		400	432
American Axle & Manufacturing
6.500%, 04/01/27		850	886
Clarios Global
6.750%, 05/15/25(A)		159	168

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dana
5.375%, 11/15/27		$175	$184
Dana
5.625%, 06/15/28		475	512
Dana
4.250%, 09/01/30		250	257
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	464
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		1,950	1,950
Ford Motor
9.000%, 04/22/25		1,325	1,592
Ford Motor Credit
3.813%, 10/12/21		950	951
Ford Motor Credit
3.339%, 03/28/22		1,300	1,307
Ford Motor Credit
4.250%, 09/20/22		1,000	1,023
Ford Motor Credit
4.140%, 02/15/23		475	487
Ford Motor Credit
3.096%, 05/04/23		850	864
Ford Motor Credit
5.584%, 03/18/24		3,450	3,708
Ford Motor Credit
4.063%, 11/01/24		2,200	2,313
Ford Motor Credit
5.125%, 06/16/25		1,850	2,010
Ford Motor Credit
3.375%, 11/13/25		2,400	2,466
Ford Motor Credit
4.271%, 01/09/27		925	984
Ford Motor Credit
4.125%, 08/17/27		1,700	1,804
Ford Motor Credit
5.113%, 05/03/29		1,500	1,676
Ford Motor Credit
4.000%, 11/13/30		2,475	2,574
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	2,239
IAA
5.500%, 06/15/27(A)		200	209
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,325	1,358
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		850	886
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		775	846
JB Poindexter
7.125%, 04/15/26(A)		2,400	2,526
KAR Auction Services
5.125%, 06/01/25(A)		2,350	2,376
Panther BF Aggregator 2
6.250%, 05/15/26(A)		404	424
Panther BF Aggregator 2
8.500%, 05/15/27(A)		5,875	6,250
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		3,950	4,100

Total Automotive			53,078

Autoparts [0.0%]
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	491	519

Banks [3.7%]
Absa Group
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.411%, 11/27/69		3,175	3,307
Access Bank
9.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.070%, 07/07/70		5,500	5,500
Access Bank, MTN
10.500%, 10/19/21		1,565	1,569
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/28		3,647	3,671
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.026%, 03/16/27		755	762
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%, 10/15/69		7,115	7,118
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%, 10/06/67		2,440	2,724

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.035%, 10/06/70		$4,000	$4,102
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/33		4,620	4,823
CorpGroup Banking
6.750%, 03/15/23(B)		4,750	986
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.416%, 10/05/27		12,300	12,654
Credit Bank of Moscow Via CBOM Finance
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.561%, 01/04/70(A)		5,900	5,876
Credit Bank of Moscow Via CBOM Finance
8.875%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.942%, 08/10/70		3,340	3,462
Fidelity Bank
10.500%, 10/16/22		14,741	15,714
Freedom Mortgage
8.250%, 04/15/25(A)		303	309
Freedom Mortgage
7.625%, 05/01/26(A)		2,893	2,948
Freedom Mortgage
6.625%, 01/15/27(A)		605	588
Global Bank
4.500%, 10/20/21		6,000	5,994
ING Bank, MTN
2.571%, 01/01/28	JPY	391,613	2,780
Itau Unibanco Holding, MTN
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.981%, 06/12/70		2,440	2,464
Sovcombank Via SovCom Capital DAC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.427%, 04/07/30		4,305	4,662
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.220%, 05/24/27		3,885	3,912
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.117%, 06/29/28		2,917	2,954
United Bank for Africa
7.750%, 06/08/22		20,104	20,606
Vietnam Prosperity JSC Bank, MTN
6.250%, 07/17/22		14,972	15,299
Yapi ve Kredi Bankasi
7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.415%, 01/22/31		3,700	3,816
Yes Bank Ifsc Banking Unit Branch, MTN
3.750%, 02/06/23		15,000	14,850

Total Banks			153,453

Batteries/Battery Sys [0.0%]
Energizer Gamma Acquisition BV
3.500%, 06/30/29	EUR	300	345

Beauty Products [0.1%]
Coty
5.000%, 04/15/26(A)		1,400	1,430
Oriflame Investment Holding
5.125%, 05/04/26		3,900	4,007

Total Beauty Products			5,437

Broadcasting & Cable [0.4%]
Altice Financing
5.000%, 01/15/28(A)		4,000	3,813
Altice Financing
4.250%, 08/15/29	EUR	1,750	1,973
Altice Financing
5.750%, 08/15/29(A)		2,510	2,443

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		$1,005	$1,038
Liberty Interactive
8.500%, 07/15/29		1,000	1,135
Liberty Interactive
8.250%, 02/01/30		2,415	2,687
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/28	GBP	100	137
VTR Finance
6.375%, 07/15/28		2,623	2,831

Total Broadcasting & Cable			16,057

Building & Construction [1.0%]
APi Group DE
4.125%, 07/15/29(A)		1,098	1,076
Ashton Woods USA
4.625%, 04/01/30(A)		2,060	2,073
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,970	2,054
Cemex
7.375%, 06/05/27		1,170	1,297
Cemex
5.450%, 11/19/29		2,700	2,930
Cemex
3.875%, 07/11/31		1,720	1,723
Forestar Group
3.850%, 05/15/26(A)		2,110	2,107
HTA Group
7.000%, 12/18/25		2,985	3,149
Installed Building Products
5.750%, 02/01/28(A)		1,130	1,184
InterCement Financial Operations BV
5.750%, 07/17/24		6,390	6,050
LGI Homes
4.000%, 07/15/29(A)		95	95
New Home
7.250%, 10/15/25(A)		2,640	2,778
Patrick Industries
7.500%, 10/15/27(A)		925	996
Patrick Industries
4.750%, 05/01/29(A)		1,045	1,066
PCF GmbH
4.750%, 04/15/26	EUR	500	598
Shea Homes
4.750%, 02/15/28(A)		1,750	1,800
Summit Materials
6.500%, 03/15/27(A)		2,000	2,097
TRI Pointe Group
5.875%, 06/15/24		2,100	2,310
Victoria
3.750%, 03/15/28	EUR	690	820
Victors Merger
6.375%, 05/15/29(A)		1,655	1,585
Winnebago Industries
6.250%, 07/15/28(A)		1,820	1,956
Yuksel Insaat
9.500%, 11/10/15(B)		12,655	126

Total Building & Construction			39,870

Building & Construction Supplies [0.0%]
Allegheny Ludlum
6.950%, 12/15/25		570	624

Building Materials [0.5%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	357
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	399
Cornerstone Building Brands
6.125%, 01/15/29(A)		975	1,036
CP Atlas Buyer
7.000%, 12/01/28(A)		3,275	3,283
Foundation Building Materials
6.000%, 03/01/29(A)		4,140	4,057
GYP Holdings III
4.625%, 05/01/29(A)		1,845	1,866
Interface
5.500%, 12/01/28(A)		650	683
SRS Distribution
6.125%, 07/01/29(A)		925	953
Standard Industries
5.000%, 02/15/27(A)		1,725	1,779
Standard Industries
4.750%, 01/15/28(A)		1,500	1,556
Standard Industries
4.375%, 07/15/30(A)		1,075	1,096
Standard Industries
3.375%, 01/15/31(A)		1,625	1,547
White Capital Buyer
6.875%, 10/15/28(A)		2,225	2,347

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
White Capital Parent
8.250% PIK, 03/15/26(A)	$925	$955

Total Building Materials		21,914

Building-Heavy Construct [1.1%]
Andrade Gutierrez International
11.000%, 08/20/21(B)	200	153
Andrade Gutierrez International
9.500%, 12/30/24(B)	52,740	41,101
Dycom Industries
4.500%, 04/15/29(A)	1,720	1,730
Odebrecht Holdco Finance
8.760%, 09/10/58(C)	18,374	285

Total Building-Heavy Construct		43,269

Cable Satellite [1.8%]
Cablevision Systems
5.875%, 09/15/22	850	880
CCO Holdings
4.000%, 03/01/23(A)	1,500	1,507
CCO Holdings
5.500%, 05/01/26(A)	437	451
CCO Holdings
5.125%, 05/01/27(A)	2,675	2,785
CCO Holdings
5.000%, 02/01/28(A)	900	938
CCO Holdings
4.750%, 03/01/30(A)	2,125	2,220
CCO Holdings
4.500%, 08/15/30(A)	2,800	2,889
4.500%, 05/01/32	575	592
4.500%, 06/01/33(A)	1,175	1,196
CCO Holdings
4.250%, 02/01/31(A)	2,850	2,893
4.250%, 01/15/34(A)	900	895
CSC Holdings
5.250%, 06/01/24	875	937
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,611
CSC Holdings
7.500%, 04/01/28(A)	900	973
CSC Holdings
5.750%, 01/15/30(A)	3,500	3,552
CSC Holdings
4.125%, 12/01/30(A)	4,300	4,219
CSC Holdings
4.625%, 12/01/30(A)	3,785	3,586
CSC Holdings
3.375%, 02/15/31(A)	400	372
CSC Holdings
4.500%, 11/15/31(A)	975	963
DIRECTV Holdings
5.875%, 08/15/27(A)	2,676	2,793
DISH DBS
5.875%, 11/15/24	750	806
DISH DBS
7.750%, 07/01/26	3,915	4,419
DISH DBS
7.375%, 07/01/28	2,765	2,944
DISH DBS
5.125%, 06/01/29	1,400	1,372
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,275	1,317
Intelsat Jackson Holdings
5.500%, 08/01/23(B)	725	404
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)	875	499
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	525	285
Sirius XM Radio
3.125%, 09/01/26(A)	425	431
Sirius XM Radio
4.000%, 07/15/28(A)	625	636
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,649
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	2,185
Sirius XM Radio
3.875%, 09/01/31(A)	1,425	1,392
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	3,000	3,152
UPC Broadband Finco BV
4.875%, 07/15/31(A)	3,300	3,379
Virgin Media Finance
5.000%, 07/15/30(A)	650	664
Virgin Media Secured Finance
5.500%, 05/15/29(A)	900	953
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	838
Vmed O2 UK Financing I
4.250%, 01/31/31(A)	1,725	1,721

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		$3,490	$3,565
Ziggo Bond BV
6.000%, 01/15/27(A)		2,825	2,920
Ziggo Bond BV
5.125%, 02/28/30(A)		350	359
Ziggo BV
5.500%, 01/15/27(A)		1,325	1,370
Ziggo BV
4.875%, 01/15/30(A)		200	205

Total Cable Satellite			74,717

Chemicals [1.3%]
Ashland
3.375%, 09/01/31(A)		575	580
Axalta Coating Systems
4.750%, 06/15/27(A)		250	261
Axalta Coating Systems
3.375%, 02/15/29(A)		775	755
Braskem Idesa SAPI
7.450%, 11/15/29		5,050	5,362
Braskem Netherlands Finance BV
5.875%, 01/31/50		2,210	2,517
Braskem Netherlands Finance BV
8.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.220%, 01/23/81		3,100	3,553
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,249
Compass Minerals International
6.750%, 12/01/27(A)		1,200	1,274
Element Solutions
3.875%, 09/01/28(A)		1,975	1,995
Fire BC
4.750%, VAR Euribor 3 Month + 4.750%, 09/30/24	EUR	2,341	2,651
HB Fuller
4.250%, 10/15/28		775	788
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,075	2,085
Herens Midco Sarl
5.250%, 05/15/29	EUR	500	562
Hexion
7.875%, 07/15/27(A)		2,550	2,722
Illuminate Buyer
9.000%, 07/01/28(A)		1,450	1,599
INEOS Quattro Finance 2
3.375%, 01/15/26(A)		200	202
Koppers
6.000%, 02/15/25(A)		4,075	4,167
Olympus Water US Holding
3.875%, 10/01/28	EUR	200	232
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	1,182
Olympus Water US Holding
5.375%, 10/01/29	EUR	197	225
Olympus Water US Holding
6.250%, 10/01/29(A)		875	867
Polar US Borrower
6.750%, 05/15/26(A)		1,850	1,862
Sasol Financing USA
4.375%, 09/18/26		1,400	1,422
Sasol Financing USA
6.500%, 09/27/28		4,300	4,751
Sasol Financing USA
5.500%, 03/18/31		2,600	2,666
SPCM
3.125%, 03/15/27(A)		200	200
SPCM
3.375%, 03/15/30(A)		425	425
Trinseo Materials Operating SCA
5.125%, 04/01/29(A)		190	191
Unigel Luxembourg
8.750%, 10/01/26		4,430	4,768
WR Grace Holdings
4.875%, 06/15/27(A)		775	796
WR Grace Holdings
5.625%, 08/15/29(A)		1,125	1,159
Yingde Gases Investment
6.250%, 01/19/23		1,065	1,097

Total Chemicals			54,165

Coal Mining [0.7%]
DTEK Finance
5.000%cash/0.000% PIK, 12/31/27		33,958	20,651
Eterna Capital Pte
8.000%, 12/11/22		4,956	2,131
Mongolian Mining
9.250%, 04/15/24		3,620	3,255

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Mongolian Mining
0.000%(L)		$5,787	$2,517
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	34
SunCoke Energy
4.875%, 06/30/29(A)		470	468

Total Coal Mining			29,056

Commercial Serv-Finance [0.0%]
Paysafe Finance
3.000%, 06/15/29	EUR	700	783
Sabre GLBL
9.250%, 04/15/25(A)		580	670

Total Commercial Serv-Finance			1,453

Commercial Services [0.3%]
Legends Hospitality Holding
5.000%, 02/01/26(A)		2,256	2,312
Live Nation Entertainment
4.875%, 11/01/24(A)		1,860	1,881
Live Nation Entertainment
5.625%, 03/15/26(A)		2,480	2,567
SD International Sukuk, MTN
6.300%, 05/09/22		13,384	4,626

Total Commercial Services			11,386

Computer Software [0.1%]
ZoomInfo Technologies
3.875%, 02/01/29(A)		2,041	2,041

Computer System Design & Services [0.0%]
Ahead DB Holdings
6.625%, 05/01/28(A)		590	594
Austin BidCo
7.125%, 12/15/28(A)		1,005	1,013

Total Computer System Design & Services			1,607

Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		2,700	2,693
Terex
5.000%, 05/15/29(A)		1,630	1,689
United Rentals North America
5.500%, 05/15/27		850	893
United Rentals North America
4.875%, 01/15/28		600	634
United Rentals North America
5.250%, 01/15/30		325	356
United Rentals North America
4.000%, 07/15/30		700	726
United Rentals North America
3.875%, 02/15/31		700	718
United Rentals North America
3.750%, 01/15/32		400	405

Total Construction Machinery			8,114

Consumer Cyclical Services [0.6%]
Allied Universal Holdco
6.625%, 07/15/26(A)		1,575	1,665
Allied Universal Holdco
9.750%, 07/15/27(A)		5,075	5,506
Allied Universal Holdco
6.000%, 06/01/29(A)		1,100	1,086
Brink’s
5.500%, 07/15/25(A)		250	261
Garda World Security
4.625%, 02/15/27(A)		1,700	1,700
Garda World Security
6.000%, 06/01/29(A)		1,700	1,654
Go Daddy Operating
5.250%, 12/01/27(A)		1,475	1,538
GW B-CR Security
9.500%, 11/01/27(A)		4,018	4,334
Signal Parent
6.125%, 04/01/29(A)		5,037	4,810

Total Consumer Cyclical Services			22,554

Consumer Products [0.2%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		3,325	3,308
Diamond BC BV
4.625%, 10/01/29(A)		825	837
Edgewell Personal Care
5.500%, 06/01/28(A)		875	924
Edgewell Personal Care
4.125%, 04/01/29(A)		900	900

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Energizer Holdings
4.750%, 06/15/28(A)		$725	$738
Energizer Holdings
4.375%, 03/31/29(A)		1,950	1,935
Prestige Brands
5.125%, 01/15/28(A)		475	498
Prestige Brands
3.750%, 04/01/31(A)		600	579

Total Consumer Products			9,719

Consumer Products & Services [0.0%]
Tempur Sealy International
3.875%, 10/15/31(A)		365	365

Containers & Packaging [0.2%]
Graham Packaging
7.125%, 08/15/28(A)		500	526
Klabin Austria GmbH
3.200%, 01/12/31		1,665	1,594
Klabin Austria GmbH
7.000%, 04/03/49		4,545	5,505

Total Containers & Packaging			7,625

Diversified Manufacturing [0.2%]
Colfax
6.375%, 02/15/26(A)		150	157
Entegris
3.625%, 05/01/29(A)		730	745
Gates Global
6.250%, 01/15/26(A)		4,450	4,617
Stevens Holding
6.125%, 10/01/26(A)		425	459
Titan Acquisition
7.750%, 04/15/26(A)		300	306
WESCO Distribution
7.125%, 06/15/25(A)		450	481
WESCO Distribution
7.250%, 06/15/28(A)		2,250	2,492

Total Diversified Manufacturing			9,257

Diversified Minerals [0.3%]
Volcan Cia Minera SAA
5.375%, 02/02/22		11,275	11,298

Drugs [0.7%]
Diocle Spa
3.875%, VAR Euribor 3 Month + 3.875%, 06/30/26	EUR	315	365
Teva Pharmaceutical Finance
6.150%, 02/01/36		8,775	9,601
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		1,145	1,252
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		14,470	16,550

Total Drugs			27,768

E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		1,480	1,473
HSE Finance Sarl
5.625%, 10/15/26	EUR	300	361

Total E-Commerce/Products			1,834

E-Commerce/Services [0.1%]
TripAdvisor
7.000%, 07/15/25(A)		1,465	1,553
Uber Technologies
6.250%, 01/15/28(A)		1,750	1,877

Total E-Commerce/Services			3,430

Educational Services [0.2%]
Adtalem Global Education
5.500%, 03/01/28(A)		2,960	3,003
New Oriental Education & Technology Group
2.125%, 07/02/25		2,000	1,790

Total Educational Services			4,793

Electric Utilities [1.6%]
AES Gener
7.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79		5,555	5,905
AES Panama Generation Holdings SRL
4.375%, 05/31/30		2,240	2,312

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Electricidad Firme de Mexico Holdings
4.900%, 11/20/26(A)		$3,400	$3,397
Eskom Holdings SOC
7.125%, 02/11/25		335	350
Guacolda Energia
4.560%, 04/30/25		4,515	3,003
Instituto Costarricense de Electricidad
6.950%, 11/10/21		23,461	23,473
Instituto Costarricense de Electricidad
6.750%, 10/07/31		5,000	4,955
Leeward Renewable Energy Operations
4.250%, 07/01/29(A)		810	823
Perusahaan Listrik Negara
5.500%, 11/22/21		626	630
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		316	352
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		519	642
PG&E
5.000%, 07/01/28		1,075	1,092
PG&E
5.250%, 07/01/30		625	639
Stoneway Capital
10.000%, 03/01/27(B)		66,142	16,867

Total Electric Utilities			64,440

Electric-Distribution [0.2%]
Comision Federal de Electricidad
4.875%, 01/15/24		590	638
Comision Federal de Electricidad
3.875%, 07/26/33(A)		431	425
Comision Federal de Electricidad
5.750%, 02/14/42		715	785
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	2,718
Zorlu Yenilenebilir Enerji
9.000%, 06/01/26		5,300	5,205

Total Electric-Distribution			9,771

Energy & Power [0.5%]
Aydem Yenilenebilir Enerji
7.750%, 02/02/27		16,300	15,876
Greenko Solar Mauritius
5.950%, 07/29/26		1,435	1,522
India Green Energy Holdings
5.375%, 04/29/24		1,060	1,103
Sheridan Production Partners
0.000%(M)		11	75

Total Energy & Power			18,576

Enterprise Software/Serv [0.0%]
Cedacri Mergeco SPA
4.625%, VAR Euribor 3 Month + 4.625%, 05/15/28	EUR	900	1,048

Entertainment & Gaming [0.2%]
Everi Holdings
5.000%, 07/15/29(A)		49	50
Gamma Bidco
5.125%, 07/15/25	EUR	800	945
NagaCorp
7.950%, 07/06/24		8,000	8,013

Total Entertainment & Gaming			9,008

Entertainment Software [0.0%]
Playtika Holding
4.250%, 03/15/29(A)		1,000	1,003

Export/Import Bank [0.0%]
Development Bank of Mongolia
7.250%, 10/23/23		204	218
Export-Import Bank of India
3.375%, 08/05/26		284	302
Export-Import Bank of India, MTN
4.000%, 01/14/23		415	432
Export-Import Bank of India, MTN
2.250%, 01/13/31(A)		572	532
Ukreximbank Via Biz Finance
9.625%, 04/27/22		1,000	1,015

Total Export/Import Bank			2,499

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Finance Companies [0.7%]
LD Holdings Group
6.500%, 11/01/25(A)		$980	$975
LD Holdings Group
6.125%, 04/01/28(A)		6,625	6,244
Navient
5.875%, 10/25/24		1,125	1,201
Navient
6.750%, 06/25/25		725	792
6.750%, 06/15/26		200	222
Navient
5.000%, 03/15/27		750	771
Navient
4.875%, 03/15/28		600	608
Rocket Mortgage
2.875%, 10/15/26(A)		1,200	1,191
Rocket Mortgage
5.250%, 01/15/28(A)		1,575	1,697
Rocket Mortgage
3.625%, 03/01/29(A)		1,325	1,350
Rocket Mortgage
3.875%, 03/01/31(A)		1,925	1,942
Rocket Mortgage
4.000%, 10/15/33(A)		875	869
United Wholesale Mortgage
5.500%, 11/15/25(A)		4,570	4,604
5.500%, 04/15/29(A)		5,346	5,191

Total Finance Companies			27,657

Financial Services [1.4%]
Alliance Data Systems
7.000%, 01/15/26(A)		3,815	4,082
Encore Capital Group
4.250%, VAR Euribor 3 Month + 4.250%, 01/15/28	EUR	800	946
4.250%, 06/01/28	GBP	300	403
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	900	1,088
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	1,267
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,476	1,611
India Infoline Finance, MTN
5.875%, 04/20/23		14,206	13,797
Jefferies Finance
5.000%, 08/15/28(A)		795	807
MGIC Investment
5.250%, 08/15/28		1,870	1,995
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		995	1,037
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)		990	980
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		6,530	6,816
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		1,960	2,019
NT Rig Holdco PTE
1.805%, 12/20/22		2,837	2,567
NT Rig Holdco PTE
7.500%, 12/20/22		25,338	2,787
OEC Finance
4.375% PIK,10/25/29(C)		61	5
OEC Finance
5.250% PIK, 12/27/33		7,201	594
OEC Finance
7.125% PIK, 12/26/46(C)		6,340	539
OEC Finance
7.500%, 03/14/70		1,068	88
Oilflow SPV 1 DAC
12.000%, 01/13/22		1,981	2,001
OneMain Finance
6.875%, 03/15/25		1,500	1,686
OneMain Finance
5.375%, 11/15/29		385	417
PennyMac Financial Services
5.375%, 10/15/25(A)		1,129	1,161
PennyMac Financial Services
4.250%, 02/15/29(A)		1,675	1,595
PennyMac Financial Services
5.750%, 09/15/31(A)		195	195
PRA Group
5.000%, 10/01/29(A)		1,010	1,011
Radian Group
6.625%, 03/15/25		3,725	4,158
Russian Standard
13.000%, 10/27/22(B)		—	—
Unifin Financiera SOFOM ENR
7.250%, 09/27/23		2,368	2,377

Total Financial Services			58,029

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)

Food & Beverage [0.6%]
Aramark Services
5.000%, 04/01/25(A)	$625	$640
5.000%, 02/01/28(A)	2,850	2,928
Aramark Services
6.375%, 05/01/25(A)	425	447
Kraft Heinz Foods
4.250%, 03/01/31	1,650	1,863
Kraft Heinz Foods
5.200%, 07/15/45	200	251
Kraft Heinz Foods
4.375%, 06/01/46	4,400	5,006
Lamb Weston Holdings
4.625%, 11/01/24(A)	375	382
Lamb Weston Holdings
4.875%, 11/01/26(A)	1,025	1,050
4.875%, 05/15/28(A)	275	302
Performance Food Group
4.250%, 08/01/29(A)	1,730	1,734
Post Holdings
5.750%, 03/01/27(A)	1,575	1,636
Post Holdings
5.625%, 01/15/28(A)	2,800	2,942
Post Holdings
5.500%, 12/15/29(A)	850	901
Post Holdings
4.625%, 04/15/30(A)	550	554
Post Holdings
4.500%, 09/15/31(A)	1,450	1,433
US Foods
6.250%, 04/15/25(A)	225	236
US Foods
4.750%, 02/15/29(A)	1,925	1,975

Total Food & Beverage		24,280

Food, Beverage & Tobacco [0.7%]
BRF
5.750%, 09/21/50	7,725	7,418
Frigorifico Concepcion
7.700%, 07/21/28	10,819	11,198
MARB BondCo
3.950%, 01/29/31	2,400	2,296
Simmons Foods
4.625%, 03/01/29(A)	1,495	1,506
Turning Point Brands
5.625%, 02/15/26(A)	1,915	1,997
Vector Group
10.500%, 11/01/26(A)	2,290	2,410
Vector Group
5.750%, 02/01/29(A)	1,925	1,924

Total Food, Beverage & Tobacco		28,749

Footwear and Related Apparel [0.0%]
Wolverine World Wide
4.000%, 08/15/29(A)	745	752

Gaming [1.0%]
Affinity Gaming
6.875%, 12/15/27(A)	1,900	1,995
Bally’s
6.750%, 06/01/27(A)	553	602
Boyd Gaming
8.625%, 06/01/25(A)	175	190
Boyd Gaming
4.750%, 12/01/27	1,550	1,602
4.750%, 06/15/31(A)	675	696
Caesars Entertainment
4.625%, 10/15/29(A)	625	634
Caesars Resort Collection
5.250%, 10/15/25(A)	2,300	2,331
CCM Merger
6.375%, 05/01/26(A)	225	237
Colt Merger Sub
5.750%, 07/01/25(A)	475	499
Colt Merger Sub
6.250%, 07/01/25(A)	1,150	1,211
Colt Merger Sub
8.125%, 07/01/27(A)	5,074	5,702
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	462
MGM Growth Properties Operating Partnership
4.625%, 06/15/25(A)	400	431
MGM Growth Properties Operating Partnership
4.500%, 09/01/26	875	952
MGM Growth Properties Operating Partnership
3.875%, 02/15/29(A)	250	266
MGM Resorts International
6.000%, 03/15/23	500	528
MGM Resorts International
6.750%, 05/01/25	1,075	1,133
MGM Resorts International
4.625%, 09/01/26	192	201

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
MGM Resorts International
5.500%, 04/15/27	$762	$827
MGM Resorts International
4.750%, 10/15/28	775	817
Midwest Gaming Borrower
4.875%, 05/01/29(A)	900	917
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	475	499
Mohegan Gaming & Entertainment
8.000%, 02/01/26(A)	3,800	3,959
Penn National Gaming
5.625%, 01/15/27(A)	250	257
Penn National Gaming
4.125%, 07/01/29(A)	1,335	1,320
Raptor Acquisition
4.875%, 11/01/26(A)	425	434
Scientific Games International
8.625%, 07/01/25(A)	1,525	1,651
Scientific Games International
8.250%, 03/15/26(A)	875	929
Scientific Games International
7.250%, 11/15/29(A)	1,175	1,320
Station Casinos
5.000%, 10/01/25(A)	1,565	1,587
Station Casinos
4.500%, 02/15/28(A)	2,450	2,489
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	200
VICI Properties
3.500%, 02/15/25(A)	75	76
VICI Properties
4.250%, 12/01/26(A)	900	940
VICI Properties
4.625%, 12/01/29(A)	1,800	1,935
VICI Properties
4.125%, 08/15/30(A)	275	292

Total Gaming		40,121

Gold Mining [0.3%]
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	13,210	13,059
5.500%, 07/23/26(A)	200	197

Total Gold Mining		13,256

Government [0.2%]
City of Kyiv Via Kyiv Finance, MTN
7.500%, 12/15/22	6,025	6,054

Health Insurance [0.2%]
Centene
4.250%, 12/15/27	1,075	1,125
Centene
2.450%, 07/15/28	900	905
Centene
4.625%, 12/15/29	500	545
Centene
3.375%, 02/15/30	250	258
Centene
3.000%, 10/15/30	1,225	1,256
Centene
2.625%, 08/01/31	2,300	2,284

Total Health Insurance		6,373

Healthcare [1.6%]
Acadia Healthcare
5.500%, 07/01/28(A)	875	920
Acadia Healthcare
5.000%, 04/15/29(A)	250	260
AdaptHealth
4.625%, 08/01/29(A)	1,150	1,149
AdaptHealth
5.125%, 03/01/30(A)	1,275	1,276
AHP Health Partners
5.750%, 07/15/29(A)	825	833
Avantor Funding
4.625%, 07/15/28(A)	2,550	2,684
Charles River Laboratories International
4.250%, 05/01/28(A)	100	104
Charles River Laboratories International
3.750%, 03/15/29(A)	475	485
Charles River Laboratories International
4.000%, 03/15/31(A)	475	498

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
CHS
6.625%, 02/15/25(A)		$725	$758
CHS
8.000%, 03/15/26(A)		1,675	1,775
8.000%, 12/15/27(A)		300	327
CHS
5.625%, 03/15/27(A)		750	785
CHS
6.000%, 01/15/29(A)		250	265
CHS
6.875%, 04/15/29(A)		2,500	2,503
CHS
6.125%, 04/01/30(A)		850	826
DaVita
4.625%, 06/01/30(A)		2,520	2,592
Global Medical Response
6.500%, 10/01/25(A)		3,575	3,696
HCA
5.875%, 05/01/23		700	752
5.875%, 02/15/26		1,350	1,547
HCA
5.375%, 02/01/25		1,750	1,956
5.375%, 09/01/26		375	429
HCA
3.500%, 09/01/30		3,025	3,205
IQVIA
5.000%, 10/15/26(A)		1,475	1,512
5.000%, 05/15/27(A)		325	337
LifePoint Health
6.750%, 04/15/25(A)		1,250	1,314
LifePoint Health
4.375%, 02/15/27(A)		400	398
LifePoint Health
5.375%, 01/15/29(A)		850	827
MEDNAX
6.250%, 01/15/27(A)		1,125	1,183
Mozart Debt Merger Sub
3.875%, 04/01/29(A)		1,575	1,575
Mozart Debt Merger Sub
5.250%, 10/01/29(A)		2,675	2,675
MPH Acquisition Holdings
5.500%, 09/01/28(A)		1,560	1,572
MPH Acquisition Holdings
5.750%, 11/01/28(A)		5,539	5,217
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		2,925	3,090
Team Health Holdings
6.375%, 02/01/25(A)		1,950	1,871
Teleflex
4.625%, 11/15/27		125	130
Teleflex
4.250%, 06/01/28(A)		100	104
Tenet Healthcare
6.750%, 06/15/23		950	1,024
Tenet Healthcare
4.625%, 07/15/24		257	261
Tenet Healthcare
4.875%, 01/01/26(A)		550	569
Tenet Healthcare
6.250%, 02/01/27(A)		1,800	1,868
Tenet Healthcare
5.125%, 11/01/27(A)		2,075	2,163
Tenet Healthcare
6.125%, 10/01/28(A)		3,675	3,858
Tenet Healthcare
4.250%, 06/01/29(A)		900	914
Tenet Healthcare
6.875%, 11/15/31		890	1,021
Vizient
6.250%, 05/15/27(A)		1,600	1,672

Total Healthcare			64,780

Home Decoration Products [0.0%]
Newell Brands
5.875%, 04/01/36		657	816

Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)		1,200	1,224
Hilton Grand Vacations Borrower Escrow
4.875%, 07/01/31(A)		824	827
Marriott Ownership Resorts
4.750%, 01/15/28		3,935	4,014
Marriott Ownership Resorts
4.500%, 06/15/29(A)		815	825
Travel + Leisure
6.625%, 07/31/26(A)		600	683
Travel + Leisure
4.625%, 03/01/30(A)		955	984

Total Hotels and Motels			8,557

Human Resources [0.0%]
House of Finance
4.375%, 07/15/26	EUR	230	273

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Independent Energy [1.8%]
Antero Resources
8.375%, 07/15/26(A)	$836	$947
Antero Resources
7.625%, 02/01/29(A)	2,110	2,359
Antero Resources
5.375%, 03/01/30(A)	975	1,027
Apache
4.625%, 11/15/25	250	270
Apache
4.875%, 11/15/27	875	954
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	2,280	2,357
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)	276	378
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)	3,095	3,374
Ascent Resources Utica Holdings
5.875%, 06/30/29(A)	525	535
Berry Petroleum
7.000%, 02/15/26(A)	550	560
Callon Petroleum
6.125%, 10/01/24	1,155	1,135
Callon Petroleum
9.000%, 04/01/25(A)	375	406
Callon Petroleum
6.375%, 07/01/26	805	770
Callon Petroleum
8.000%, 08/01/28(A)	850	842
Carrizo Oil & Gas
8.250%, 07/15/25	325	318
Centennial Resource Production
5.375%, 01/15/26(A)	250	245
Centennial Resource Production
6.875%, 04/01/27(A)	1,475	1,503
Chesapeake Energy
5.500%, 02/01/26(A)	2,420	2,529
Chesapeake Energy
5.875%, 02/01/29(A)	225	240
Chesapeake Energy
7.000%, 12/31/49(D)	575	16
Comstock Resources
7.500%, 05/15/25(A)	930	967
Comstock Resources
6.750%, 03/01/29(A)	2,300	2,484
Comstock Resources
5.875%, 01/15/30(A)	710	738
Continental Resources
4.375%, 01/15/28	650	719
Continental Resources
5.750%, 01/15/31(A)	1,750	2,112
CrownRock
5.625%, 10/15/25(A)	3,370	3,449
CrownRock
5.000%, 05/01/29(A)	1,253	1,308
Endeavor Energy Resources
6.625%, 07/15/25(A)	2,445	2,577
Endeavor Energy Resources
5.750%, 01/30/28(A)	900	947
EQT Corp
6.625%, 02/01/25	325	372
EQT Corp
3.900%, 10/01/27	375	406
EQT Corp
5.000%, 01/15/29	300	338
EQT Corp
7.500%, 02/01/30	1,750	2,252
Equities
3.125%, 05/15/26(A)	750	769
Equities
3.625%, 05/15/31(A)	500	521
Oasis Petroleum
6.375%, 06/01/26(A)	300	314
Occidental Petroleum
3.500%, 06/15/25	1,600	1,663
Occidental Petroleum
8.000%, 07/15/25	750	895
Occidental Petroleum
5.875%, 09/01/25	2,550	2,858
Occidental Petroleum
5.500%, 12/01/25	1,115	1,235
Occidental Petroleum
5.550%, 03/15/26	1,160	1,288
Occidental Petroleum
3.200%, 08/15/26	1,275	1,302
Occidental Petroleum
8.875%, 07/15/30	1,400	1,902
Occidental Petroleum
6.625%, 09/01/30	1,050	1,295
Occidental Petroleum
7.500%, 05/01/31	335	436
Occidental Petroleum
7.875%, 09/15/31	660	880
Occidental Petroleum
6.450%, 09/15/36	4,545	5,718

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Occidental Petroleum
4.300%, 08/15/39		$1,575	$1,553
Occidental Petroleum
4.100%, 02/15/47		425	404
Occidental Petroleum
4.400%, 08/15/49		175	172
PDC Energy
6.125%, 09/15/24		775	787
PDC Energy
5.750%, 05/15/26		1,995	2,077
Range Resources
5.000%, 03/15/23		187	194
Range Resources
4.875%, 05/15/25		397	419
Range Resources
9.250%, 02/01/26		1,275	1,390
Range Resources
8.250%, 01/15/29(A)		375	422
Rockcliff Energy II
5.500%, 10/15/29(A)		800	812
SM Energy
5.625%, 06/01/25		500	503
SM Energy
6.750%, 09/15/26		1,075	1,098
SM Energy
6.625%, 01/15/27		400	410
SM Energy
6.500%, 07/15/28		1,160	1,201
Southwestern Energy
7.750%, 10/01/27		375	405
Southwestern Energy
8.375%, 09/15/28		375	425
Southwestern Energy
5.375%, 03/15/30		625	675
Tap Rock Resources
7.000%, 10/01/26(A)		675	693
Ultra Resources Inc
7.125%, 04/15/25(B)		400	—

Total Independent Energy			74,150

Industrial - Other [0.2%]
Booz Allen Hamilton
3.875%, 09/01/28(A)		300	307
Booz Allen Hamilton
4.000%, 07/01/29(A)		326	335
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)		725	786
Madison IAQ
4.125%, 06/30/28(A)		250	250
Madison IAQ
5.875%, 06/30/29(A)		2,625	2,645
Roller Bearing of America
4.375%, 10/15/29(A)		590	605
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)		1,200	1,278

Total Industrial - Other			6,206

Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		2,865	3,056
Prime Security Services Borrower
5.750%, 04/15/26(A)		4,000	4,327

Total Industrial Services			7,383

Industrials [0.0%]
Afflelou SAS
4.250%, 05/19/26	EUR	300	357
Deuce Finco
5.500%, 06/15/27	GBP	500	681

Total Industrials			1,038

Insurance - P&C [1.0%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		3,325	3,441
AmWINS Group
4.875%, 06/30/29(A)		2,250	2,284
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,028	2,215
AssuredPartners
7.000%, 08/15/25(A)		3,855	3,923
AssuredPartners
5.625%, 01/15/29(A)		875	880
BroadStreet Partners
5.875%, 04/15/29(A)		2,550	2,541
GTCR AP Finance
8.000%, 05/15/27(A)		2,840	2,996
HUB International
7.000%, 05/01/26(A)		9,075	9,381
NFP
4.875%, 08/15/28(A)		350	354
NFP
6.875%, 08/15/28(A)		7,677	7,839

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
USI
6.875%, 05/01/25(A)		$4,525	$4,605

Total Insurance - P&C			40,459

Internet Connectiv Svcs [0.1%]
Northwest Fiber
4.750%, 04/30/27(A)		370	375
Northwest Fiber
6.000%, 02/15/28(A)		975	970
United Group
4.875%, 07/01/24	EUR	650	762
United Group BV
4.125%, VAR Euribor 3 Month + 4.125%, 05/15/25	EUR	1,500	1,736
United Group BV
3.250%, VAR Euribor 3 Month + 3.250%, 02/15/26	EUR	400	453
United Group BV
3.625%, 02/15/28	EUR	300	335

Total Internet Connectiv Svcs			4,631

Internet Telephony [0.1%]
Cablevision Lightpath
5.625%, 09/15/28(A)		2,040	2,047

Investment Companies [0.1%]
Compass Group Diversified Holdings
5.250%, 04/15/29(A)		1,096	1,147
Hightower Holding
6.750%, 04/15/29(A)		1,947	1,995
Icahn Enterprises
5.250%, 05/15/27		1,940	2,017

Total Investment Companies			5,159

Leisure [0.3%]
Cedar Fair
5.250%, 07/15/29		1,680	1,724
Royal Caribbean Cruises
10.875%, 06/01/23(A)		1,625	1,820
SeaWorld Parks & Entertainment
8.750%, 05/01/25(A)		885	951
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		3,375	3,448
Six Flags Entertainment
4.875%, 07/31/24(A)		250	252
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	1,807
Six Flags Theme Parks
7.000%, 07/01/25(A)		200	213
Viking Cruises
6.250%, 05/15/25(A)		2,015	2,020

Total Leisure			12,235

Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		300	323
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	934
Hilton Domestic Operating
4.875%, 01/15/30		375	402
Hilton Domestic Operating
3.625%, 02/15/32(A)		975	961
RHP Hotel Properties
4.750%, 10/15/27		1,650	1,708
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		475	496

Total Lodging			4,824

Mach Tools and Rel Products [0.0%]
Norican
4.500%, 05/15/23	EUR	837	956

Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)		325	348

Media Entertainment [2.2%]
AMC Networks
5.000%, 04/01/24		1,172	1,185
AMC Networks
4.750%, 08/01/25		450	461
AMC Networks
4.250%, 02/15/29		1,875	1,865
Audacy Capital
6.500%, 05/01/27(A)		3,420	3,497
Audacy Capital
6.750%, 03/31/29(A)		1,350	1,361
Cumulus Media New Holdings
6.750%, 07/01/26(A)		1,648	1,706

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Diamond Sports Group
5.375%, 08/15/26(A)		$6,805	$4,491
Diamond Sports Group
6.625%, 08/15/27(A)		1,850	810
Gray Television
5.875%, 07/15/26(A)		1,400	1,445
Gray Television
7.000%, 05/15/27(A)		1,300	1,394
Gray Television
4.750%, 10/15/30(A)		3,325	3,268
iHeartCommunications
6.375%, 05/01/26		444	468
iHeartCommunications
8.375%, 05/01/27		7,754	8,288
iHeartCommunications
5.250%, 08/15/27(A)		600	624
iHeartCommunications
4.750%, 01/15/28(A)		1,350	1,391
Lamar Media
3.750%, 02/15/28		450	463
Lamar Media
4.875%, 01/15/29		1,525	1,616
Match Group
5.000%, 12/15/27(A)		1,225	1,278
Match Group
4.625%, 06/01/28(A)		550	573
Match Group
4.125%, 08/01/30(A)		1,275	1,328
Match Group Holdings II
3.625%, 10/01/31(A)		800	790
Midas OpCo Holdings
5.625%, 08/15/29(A)		4,150	4,294
Nexstar Broadcasting
5.625%, 07/15/27(A)		4,325	4,580
Nexstar Broadcasting
4.750%, 11/01/28(A)		4,030	4,181
Nielsen Finance
5.625%, 10/01/28(A)		825	855
Nielsen Finance
4.500%, 07/15/29(A)		450	440
Nielsen Finance
5.875%, 10/01/30(A)		1,275	1,342
Nielsen Finance
4.750%, 07/15/31(A)		1,150	1,119
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		550	563
Outfront Media Capital
4.250%, 01/15/29(A)		975	966
Outfront Media Capital
4.625%, 03/15/30(A)		875	877
Scripps Escrow
5.875%, 07/15/27(A)		1,900	1,950
Scripps Escrow II
3.875%, 01/15/29(A)		450	452
Scripps Escrow II
5.375%, 01/15/31(A)		2,045	2,010
Sinclair Television Group
5.875%, 03/15/26(A)		1,825	1,864
Sinclair Television Group
5.125%, 02/15/27(A)		5,000	4,962
Sinclair Television Group
5.500%, 03/01/30(A)		725	719
Sinclair Television Group
4.125%, 12/01/30(A)		175	171
TEGNA
5.500%, 09/15/24(A)		42	42
TEGNA
4.750%, 03/15/26(A)		225	235
TEGNA
4.625%, 03/15/28		2,805	2,868
TEGNA
5.000%, 09/15/29		4,950	5,099
Terrier Media Buyer
8.875%, 12/15/27(A)		6,650	7,032
Townsquare Media
6.875%, 02/01/26(A)		500	526
Univision Communications
9.500%, 05/01/25(A)		905	982
Univision Communications
4.500%, 05/01/29(A)		1,125	1,143
Urban One
7.375%, 02/01/28(A)		1,850	1,982
WMG Acquisition
3.875%, 07/15/30(A)		375	390

Total Media Entertainment			89,946

Medical Labs and Testing Srv [0.1%]
US Acute Care Solutions
6.375%, 03/01/26(A)		2,115	2,239

Medical Products & Services [0.0%]
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,770

Medical-Whsle Drug Dist [0.0%]
180 Medical
3.875%, 10/15/29(A)		265	265
Owens & Minor
4.500%, 03/31/29(A)		1,575	1,591

Total Medical-Whsle Drug Dist			1,856

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Metal-Copper [0.4%]
First Quantum Minerals
7.250%, 04/01/23	$7,880	$8,028
First Quantum Minerals
6.875%, 03/01/26	6,835	7,117
6.875%, 10/15/27	3,000	3,178

Total Metal-Copper		18,323

Metal-Iron [0.4%]
PJSC Koks via IMH Capital DAC
5.900%, 09/23/25	2,240	2,374
Samarco Mineracao
5.750%, 10/24/23(B)	5,422	3,796
Samarco Mineracao
5.375%, 09/26/24(B)	11,800	8,260
TMS International
6.250%, 04/15/29(A)	1,155	1,207

Total Metal-Iron		15,637

Metals & Mining [1.7%]
Cleveland-Cliffs
4.625%, 03/01/29(A)	1,800	1,842
Cleveland-Cliffs
4.875%, 03/01/31(A)	2,100	2,168
Coeur Mining
5.125%, 02/15/29(A)	1,450	1,392
Freeport-McMoRan
5.000%, 09/01/27	475	495
Freeport-McMoRan
4.125%, 03/01/28	150	155
Freeport-McMoRan
4.375%, 08/01/28	775	810
Freeport-McMoRan
5.250%, 09/01/29	400	435
Freeport-McMoRan
4.625%, 08/01/30	2,100	2,271
Freeport-McMoRan
5.400%, 11/14/34	875	1,051
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23	376	411
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30	251	289
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	602	775
Indonesia Asahan Aluminium Persero
5.800%, 05/15/50	217	255
Vedanta Resources
6.375%, 07/30/22	51,256	51,130
Vedanta Resources
6.125%, 08/09/24	1,485	1,336
Vedanta Resources Finance II
8.000%, 04/23/23	1,260	1,227
Vedanta Resources Finance II
8.950%, 03/11/25	4,820	4,820

Total Metals & Mining		70,862

Midstream [1.6%]
AmeriGas Partners
5.500%, 05/20/25	375	414
AmeriGas Partners
5.875%, 08/20/26	1,175	1,328
AmeriGas Partners
5.750%, 05/20/27	925	1,045
Antero Midstream Partners
7.875%, 05/15/26(A)	1,445	1,582
Antero Midstream Partners
5.750%, 03/01/27(A)	4,200	4,339
5.750%, 01/15/28(A)	1,800	1,870
Antero Midstream Partners
5.375%, 06/15/29(A)	950	981
Buckeye Partners
4.500%, 03/01/28(A)	725	736
Cheniere Energy
4.625%, 10/15/28	1,300	1,369
Cheniere Energy Partners
5.625%, 10/01/26	100	103
Cheniere Energy Partners
4.500%, 10/01/29	1,300	1,391
Cheniere Energy Partners
4.000%, 03/01/31(A)	1,875	1,963
CNX Midstream Partners
6.500%, 03/15/26(A)	2,975	3,125
CNX Midstream Partners
4.750%, 04/15/30(A)	1,200	1,216
DT Midstream
4.375%, 06/15/31(A)	1,325	1,365
EQM Midstream Partners
4.500%, 01/15/29(A)	600	623
EQM Midstream Partners
4.750%, 01/15/31(A)	1,450	1,508

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
EQT Midstream Partners
4.750%, 07/15/23		$245	$256
EQT Midstream Partners
6.000%, 07/01/25(A)		675	740
EQT Midstream Partners
6.500%, 07/01/27(A)		3,370	3,790
6.500%, 07/15/48		1,675	1,918
EQT Midstream Partners
5.500%, 07/15/28		2,425	2,664
Hess Midstream Operations
5.625%, 02/15/26(A)		575	596
Hess Midstream Operations
5.125%, 06/15/28(A)		825	862
Hess Midstream Operations
4.250%, 02/15/30(A)		525	532
Holly Energy Partners
5.000%, 02/01/28(A)		1,550	1,572
NuStar Logistics
6.000%, 06/01/26		625	675
NuStar Logistics
5.625%, 04/28/27		2,000	2,130
Oasis Midstream Partners
8.000%, 04/01/29(A)		1,125	1,170
Rattler Midstream
5.625%, 07/15/25(A)		1,350	1,406
Solaris Midstream Holdings
7.625%, 04/01/26(A)		400	429
Suburban Propane Partners
5.875%, 03/01/27		1,775	1,850
Suburban Propane Partners
5.000%, 06/01/31(A)		1,675	1,738
Summit Midstream Holdings
5.500%, 08/15/22		825	820
Summit Midstream Holdings
5.750%, 04/15/25		1,725	1,569
Sunoco
5.500%, 02/15/26		500	510
Targa Resources Partners
5.875%, 04/15/26		825	862
Targa Resources Partners
5.375%, 02/01/27		1,075	1,114
Targa Resources Partners
6.500%, 07/15/27		2,050	2,210
Targa Resources Partners
5.000%, 01/15/28		1,875	1,969
Targa Resources Partners
5.500%, 03/01/30		1,475	1,613
Targa Resources Partners
4.875%, 02/01/31		875	944
Targa Resources Partners
4.000%, 01/15/32(A)		375	387
TransMontaigne Partners
6.125%, 02/15/26		700	714
Western Midstream Operating
4.000%, 07/01/22		800	812
Western Midstream Operating
4.650%, 07/01/26		150	162
Western Midstream Operating
4.500%, 03/01/28		1,050	1,126
Western Midstream Operating
4.750%, 08/15/28		200	218
Western Midstream Operating
5.450%, 04/01/44		400	460
Western Midstream Operating
5.300%, 03/01/48		2,350	2,709
Western Midstream Operating
5.500%, 08/15/48		800	936
Western Midstream Operating
6.500%, 02/01/50		900	1,059

Total Midstream			67,480

Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,195	1,204
Bombardier
7.500%, 03/15/25(A)		1,015	1,037
TMK OAO Via TMK Capital
4.300%, 02/12/27		2,465	2,497

Total Miscellaneous Manufacturing			4,738

Motion Pictures and Services [0.0%]
Allen Media
10.500%, 02/15/28(A)		608	624

Non-Ferrous Metals [0.1%]
Nacional del Cobre de Chile
5.625%, 10/18/43		582	757

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Nacional del Cobre de Chile
4.875%, 11/04/44	$256	$306
Nacional del Cobre de Chile
4.500%, 08/01/47	200	231
Nacional del Cobre de Chile
4.375%, 02/05/49	339	383
Nacional del Cobre de Chile
3.150%, 01/15/51	346	319

Total Non-Ferrous Metals		1,996

Oil Field Services [0.4%]
Archrock Partners
6.875%, 04/01/27(A)	2,350	2,467
Archrock Partners
6.250%, 04/01/28(A)	2,575	2,659
Nabors Industries
7.250%, 01/15/26(A)	1,400	1,362
Nabors Industries
7.500%, 01/15/28(A)	600	568
Precision Drilling
7.125%, 01/15/26(A)	200	206
Precision Drilling
6.875%, 01/15/29(A)	1,555	1,624
Shelf Drilling Holdings
8.250%, 02/15/25(A)	850	667
USA Compression Partners
6.875%, 04/01/26	3,225	3,358
6.875%, 09/01/27	1,725	1,824

Total Oil Field Services		14,735

Oil-Field Services [0.1%]
ChampionX
6.375%, 05/01/26	897	935
Oceaneering International
4.650%, 11/15/24	1,165	1,188
Oceaneering International
6.000%, 02/01/28	750	762
Transocean Phoenix 2
7.750%, 10/15/24(A)	481	491
Transocean Proteus
6.250%, 12/01/24(A)	880	880

Total Oil-Field Services		4,256

Oli Field Services [0.0%]
Nabors Industries
9.000%, 02/01/25(A)	1,140	1,180

Packaging [1.0%]
ARD Finance
6.500%, 06/30/27(A)	4,300	4,563
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)	1,600	1,618
Ardagh Packaging Finance
5.250%, 08/15/27(A)	3,375	3,436
Ball
2.875%, 08/15/30	1,900	1,844
Berry Global Escrow
4.875%, 07/15/26(A)	900	945
Berry Global Escrow
5.625%, 07/15/27(A)	525	555
Crown Americas
4.750%, 02/01/26	1,450	1,494
Flex Acquisition
6.875%, 01/15/25(A)	4,475	4,531
Flex Acquisition
7.875%, 07/15/26(A)	3,975	4,154
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	1,025	1,034
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)	2,625	2,609
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	975	1,041
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	1,875	2,076
Owens-Brockway Glass Container
6.625%, 05/13/27(A)	675	725
Pactiv Evergreen Group Issuer
4.000%, 10/15/27(A)	1,000	990
Sealed Air
4.875%, 12/01/22(A)	1,125	1,166
Sealed Air
5.125%, 12/01/24(A)	425	462
Sealed Air
4.000%, 12/01/27(A)	1,150	1,224
Trident TPI Holdings
9.250%, 08/01/24(A)	1,600	1,681
Trident TPI Holdings
6.625%, 11/01/25(A)	1,525	1,548

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Trivium Packaging Finance BV
5.500%, 08/15/26(A)		$700	$733
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		2,500	2,685

Total Packaging			41,114

Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)		1,775	1,913
Clearwater Paper
4.750%, 08/15/28(A)		1,000	1,027
Graphic Packaging International
4.750%, 07/15/27(A)		300	325
Graphic Packaging International
3.500%, 03/15/28(A)		600	609
3.500%, 03/01/29(A)		525	522

Total Paper			4,396

Paper & Related Products [0.2%]
Ahlstrom-Munksjo Holding 3 Oy
3.625%, 02/04/28	EUR	300	353
Fabric BC
4.125%, VAR Euribor 3 Month + 4.125%, 08/31/26	EUR	200	233
Schweitzer-Mauduit International
6.875%, 10/01/26(A)		1,763	1,834
Suzano Austria GmbH
7.000%, 03/16/47		3,595	4,718
Sylvamo
7.000%, 09/01/29(A)		745	762

Total Paper & Related Products			7,900

Petrochemicals [0.1%]
Braskem America Finance
7.125%, 07/22/41		1,485	1,921

Petroleum & Fuel Products [6.3%]
California Resources
7.125%, 02/01/26(A)		2,625	2,770
Constellation Oil
0.000%cash/10.000% PIK,11/09/24		7,950	2,425
DCP Midstream Operating
6.450%, 11/03/36(A)		275	342
DNO
8.375%, 05/29/24(A)		7,210	7,516
DNO
7.875%, 09/09/26(A)		7,600	7,714
Ecopetrol
6.875%, 04/29/30		5,495	6,439
Empresa Nacional del Petroleo
3.750%, 08/05/26		430	452
Empresa Nacional del Petroleo
4.500%, 09/14/47		576	580
Ensign Drilling
9.250%, 04/15/24(A)		1,660	1,602
Frontera Energy
7.875%, 06/21/28		3,800	3,691
Geopark
5.500%, 01/17/27		3,410	3,364
Hilcorp Energy I
5.750%, 10/01/25(A)		500	506
Hilcorp Energy I
6.250%, 11/01/28(A)		2,371	2,457
Hilcorp Energy I
6.000%, 02/01/31(A)		1,110	1,140
HKN Energy
11.000%, 03/06/24		4,800	4,974
HKN Energy III
12.000%, 05/26/25(A)		3,400	3,451
KazMunayGas National JSC
5.375%, 04/24/30		589	697
KazMunayGas National JSC
3.500%, 04/14/33		279	288
KazMunayGas National JSC
6.375%, 10/24/48		486	626
Latina Offshore
8.875%, 10/15/22(A)		24,495	15,248
Leviathan Bond
5.750%, 06/30/23(A)		1,025	1,069
Leviathan Bond
6.125%, 06/30/25(A)		2,370	2,576
Leviathan Bond
6.500%, 06/30/27(A)		2,461	2,711
Leviathan Bond
6.750%, 06/30/30(A)		4,630	5,141
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)		2,245	2,306

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
MC Brazil Downstream Trading SARL
7.250%, 06/30/31(A)	$5,300	$5,337
NAK Naftogaz Ukraine via Kondor Finance
7.375%, 07/19/22	16,568	16,874
New Fortress Energy
6.750%, 09/15/25(A)	3,190	3,070
New Fortress Energy
6.500%, 09/30/26(A)	1,995	1,908
NGD Holdings BV
6.750%, 12/31/26	4,623	4,492
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	25,009	6,752
Offshore Drilling Holding
8.375%, 10/19/20	38,575	3,117
Oil and Gas Holding BSCC
7.625%, 11/07/24	221	243
Oil and Gas Holding BSCC
8.375%, 11/07/28	377	436
Oleoducto Central
4.000%, 07/14/27	1,605	1,655
Oro Negro Drilling Pte
0.000%, (B) (D)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	926
Patterson-UTI Energy
5.150%, 11/15/29	840	861
Pertamina Persero
6.000%, 05/03/42	216	268
Pertamina Persero, MTN
6.450%, 05/30/44	200	261
Pertamina Persero, MTN
4.175%, 01/21/50	371	375
Peru LNG Srl
5.375%, 03/22/30	5,200	4,202
Petroamazonas EP
4.625%, 12/06/21	281	281
Petrobras Global Finance
6.850%, 06/05/15	17,653	18,271
Petrobras Global Finance BV
5.500%, 06/10/51	4,640	4,323
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	2,958
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	521
Petroleos del Peru
5.625%, 06/19/47	268	268
5.625%, 06/19/47(A)	450	450
Petroleos Mexicanos
6.350%, 02/12/48	577	488
Petroleos Mexicanos
7.690%, 01/23/50	1,698	1,608
Petroleos Mexicanos
6.950%, 01/28/60	1,602	1,405
Petroleos Mexicanos, MTN
6.875%, 08/04/26	1,820	1,979
Petroleos Mexicanos, MTN
6.750%, 09/21/47	1,775	1,551
Petronas Capital, MTN
2.480%, 01/28/32	546	544
Petronas Capital, MTN
4.550%, 04/21/50	799	982
Petronas Capital, MTN
4.800%, 04/21/60	493	643
Petronas Capital, MTN
3.404%, 04/28/61(A)	812	820
Puma International Financing
5.000%, 01/24/26	9,520	9,562
Qatar Petroleum
3.125%, 07/12/41	971	972
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,750	1,820
Rockies Express Pipeline
7.500%, 07/15/38(A)	740	840
ShaMaran Petroleum
12.000%, 07/05/23(A)	18,187	18,188
SierraCol Energy Andina
6.000%, 06/15/28	3,000	2,933
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	224	278
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	420
Sinopec Group Overseas Development 2018
3.350%, 05/13/50	238	244
Southern Gas Corridor CJSC
6.875%, 03/24/26	827	977
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	562	694
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,630	1,765

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Talos Production
12.000%, 01/15/26	$1,110	$1,189
Tecpetrol
4.875%, 12/12/22	24,338	24,277
Transocean Pontus
6.125%, 08/01/25(A)	804	804
Trinidad Petroleum Holdings
6.000%, 05/08/22	320	321
Tullow Oil
7.000%, 03/01/25	5,800	5,041
Tullow Oil
10.250%, 05/15/26	6,655	6,958
YPF
2.500%, 9.00%, 1/1/2023, 01/01/23(E)	2,353	1,616
YPF
4.000%, 9.00%, 1/1/2023, 01/01/23(E)	15,032	13,308

Total Petroleum & Fuel Products		260,161

Pharmaceuticals [0.9%]
Bausch Health
6.125%, 04/15/25(A)	3,167	3,230
Bausch Health
5.500%, 11/01/25(A)	900	914
Bausch Health
9.000%, 12/15/25(A)	550	582
Bausch Health
5.750%, 08/15/27(A)	275	288
Bausch Health
5.000%, 01/30/28(A)	950	901
5.000%, 02/15/29(A)	600	559
Bausch Health
4.875%, 06/01/28(A)	750	777
Bausch Health
6.250%, 02/15/29(A)	3,150	3,117
Bausch Health
7.250%, 05/30/29(A)	1,950	1,992
Bausch Health
5.250%, 01/30/30(A)	800	746
5.250%, 02/15/31(A)	375	345
Bausch Health Americas
9.250%, 04/01/26(A)	750	800
Bausch Health Americas
8.500%, 01/31/27(A)	3,150	3,378
Catalent Pharma Solutions
3.500%, 04/01/30(A)	675	675
Emergent BioSolutions
3.875%, 08/15/28(A)	2,815	2,745
Endo Dac
9.500%, 07/31/27(A)	1,000	1,002
Endo Dac
6.000%, 06/30/28(A)	1,877	1,365
Endo Luxembourg Finance I Sarl
6.125%, 04/01/29(A)	625	625
Grifols Escrow Issuer
4.750%, 10/15/28(A)	450	459
HCRX Investments Holdco
4.500%, 08/01/29(A)	600	603
Jaguar Holding II
4.625%, 06/15/25(A)	1,825	1,895
Jaguar Holding II
5.000%, 06/15/28(A)	600	646
Jazz Securities DAC
4.375%, 01/15/29(A)	1,950	2,021
Mallinckrodt International Finance
5.625%, 10/15/23(A) (B)	750	375
Mallinckrodt International Finance
5.500%, 04/15/25(A) (B)	2,575	1,291
Organon
4.125%, 04/30/28(A)	425	433
Organon
5.125%, 04/30/31(A)	1,750	1,838
Par Pharmaceutical
7.500%, 04/01/27(A)	2,870	2,924
Syneos Health
3.625%, 01/15/29(A)	1,525	1,521

Total Pharmaceuticals		38,047

Printing & Publishing [0.2%]
Advantage Sales & Marketing
6.500%, 11/15/28(A)	920	959
Cimpress
7.000%, 06/15/26(A)	4,837	5,045
Deluxe
8.000%, 06/01/29(A)	1,005	1,050

Total Printing & Publishing		7,054

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Property/Casualty Ins [0.1%]
Markel
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.662%, 12/01/69		$1,820	$2,017

Radio [0.0%]
Spanish Broadcasting System
9.750%, 03/01/26(A)		1,225	1,279

Real Estate Investment Trusts [0.4%]
American Finance Trust
4.500%, 09/30/28(A)		925	925
Brookfield Property REIT
5.750%, 05/15/26(A)		2,705	2,813
Brookfield Property REIT
4.500%, 04/01/27(A)		1,190	1,177
New Residential Investment
6.250%, 10/15/25(A)		4,270	4,303
Trust Fibra Uno
6.390%, 01/15/50		2,050	2,425
Uniti Group
7.125%, 12/15/24(A)		960	980
Uniti Group
4.750%, 04/15/28(A)		1,025	1,047
Uniti Group
6.500%, 02/15/29(A)		1,990	2,047
Uniti Group
6.000%, 01/15/30(A)		1,030	1,021
XHR
4.875%, 06/01/29(A)		984	1,011

Total Real Estate Investment Trusts			17,749

Real Estate Oper/Develop [2.6%]
Alam Sutera Realty
6.000%cash or 6.25%PIK, 05/02/24		25,452	21,889
Alam Synergy Pte
6.625%, 04/24/22		6,517	6,192
Arabian Centres Sukuk II
5.625%, 10/07/26		5,400	5,641
Central China Real Estate
7.250%, 08/13/24		3,100	1,902
CFLD Cayman Investment
8.625%, 02/28/21(B)		729	301
CFLD Cayman Investment
8.600%, 04/08/24		10,690	4,475
China Evergrande Group
8.250%, 03/23/22		1,950	502
China Evergrande Group
10.000%, 04/11/23		2,390	574
China Evergrande Group
7.500%, 06/28/23		10,000	2,400
China Evergrande Group
9.500%, 03/29/24		2,695	647
China Evergrande Group
8.750%, 06/28/25		5,655	1,356
Dar Al-Arkan Sukuk
6.750%, 02/15/25		3,480	3,674
Fantasia Holdings Group
15.000%, 12/18/21		1,920	1,306
Fantasia Holdings Group
12.250%, 10/18/22		4,075	1,355
Fantasia Holdings Group
10.875%, 01/09/23		2,555	798
Fantasia Holdings Group
11.875%, 06/01/23		2,165	677
Haya Finance 2017
5.250%, 11/15/22	EUR	645	619
Hong Kong Red Star Macalline Universal Home Furnishings
3.375%, 09/21/22		12,000	10,680
Howard Hughes
4.125%, 02/01/29(A)		1,285	1,288
IRSA Propiedades Comerciales
8.750%, 03/23/23		890	860
Kaisa Group Holdings
8.500%, 06/30/22		4,562	3,958
Kaisa Group Holdings
10.875%, 07/23/23		2,625	2,182
Kaisa Group Holdings
9.375%, 06/30/24		4,682	3,571
Kaisa Group Holdings
11.250%, 04/16/25		2,804	2,176
Kaisa Group Holdings
11.700%, 11/11/25		2,021	1,551
Radiance Capital Investments
8.800%, 09/17/23		6,375	6,152
Redco Properties Group, MTN
9.900%, 02/17/24		2,905	2,479
Redsun Properties Group
7.300%, 01/13/25		2,230	1,841
Scenery Journey
11.500%, 10/24/22		2,310	422

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Scenery Journey
12.000%, 10/24/23		$6,797	$1,206
Sunac China Holdings
7.500%, 02/01/24		2,085	1,724
Sunac China Holdings
6.500%, 01/10/25		3,315	2,685
Yuzhou Group Holdings
6.350%, 01/13/27		1,690	1,092
Zhenro Properties Group
9.150%, 05/06/23		2,385	2,329
Zhenro Properties Group
7.875%, 04/14/24		2,515	2,282

Total Real Estate Oper/Develop			102,786

Regional Banks-Non US [0.0%]
Banco del Estado de Chile, MTN
3.875%, 02/08/22		262	264

Restaurants [0.3%]
1011778 BC ULC
3.875%, 01/15/28(A)		375	378
1011778 BC ULC
4.375%, 01/15/28(A)		1,175	1,193
1011778 BC ULC
3.500%, 02/15/29(A)		400	397
1011778 BC ULC
4.000%, 10/15/30(A)		6,025	5,965
KFC Holding
4.750%, 06/01/27(A)		975	1,018
Yum! Brands
4.750%, 01/15/30(A)		925	1,003
Yum! Brands
3.625%, 03/15/31		825	829
Yum! Brands Inc
4.625%, 01/31/32		850	907

Total Restaurants			11,690

Retail [1.0%]
Ambience Merger Sub
4.875%, 07/15/28(A)		285	285
Bath & Body Works
6.950%, 03/01/33		1,008	1,190
Bath & Body Works
6.750%, 07/01/36		985	1,221
Bloomin’ Brands
5.125%, 04/15/29(A)		1,940	2,018
Carvana
5.625%, 10/01/25(A)		4,145	4,285
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,420
Eurotorg Via Bonitron DAC
9.000%, 10/22/25		1,535	1,623
FirstCash
4.625%, 09/01/28(A)		990	1,027
Foot Locker
4.000%, 10/01/29(A)		555	556
Future Retail
5.600%, 01/22/25		13,000	7,621
Golden Nugget
6.750%, 10/15/24(A)		1,900	1,903
Grupo Axo SAPI
5.750%, 06/08/26		5,300	5,440
Guitar Center
8.500%, 01/15/26(A)		1,101	1,181
Lion
4.000%, VAR Euribor 3 Month + 4.000%, 07/01/26	EUR	700	815
Nordstrom
4.375%, 04/01/30		525	537
Park River Holdings
5.625%, 02/01/29(A)		2,020	1,957
Park River Holdings
6.750%, 08/01/29(A)		1,020	1,023
Punch Finance
6.125%, 06/30/26	GBP	300	413
QVC
5.450%, 08/15/34		3,890	4,134
Sonic Automotive
6.125%, 03/15/27		1,883	1,957
Victoria’s Secret
4.625%, 07/15/29(A)		1,035	1,048

Total Retail			41,654

Retailers [0.1%]
Academy
6.000%, 11/15/27(A)		825	891
Gap
3.625%, 10/01/29(A)		300	300
Gap
3.875%, 10/01/31(A)		450	451
NMG Holding
7.125%, 04/01/26(A)		1,150	1,220
William Carter
5.500%, 05/15/25(A)		375	394
William Carter
5.625%, 03/15/27(A)		125	130

Total Retailers			3,386

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)	$4,275	$1,139

Steel & Steel Works [0.6%]
CSN Islands XI
6.750%, 01/28/28	4,130	4,405
CSN Resources
7.625%, 04/17/26	2,325	2,468
Metinvest BV
8.500%, 04/23/26	7,873	8,804
Metinvest BV
7.750%, 10/17/29	5,110	5,553
United States Steel
6.250%, 03/15/26	378	390
United States Steel
6.875%, 03/01/29	1,440	1,535

Total Steel & Steel Works		23,155

Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)	300	307
3.500%, 03/15/29(A)	1,025	1,021
Albertsons
5.750%, 03/15/25	336	343
Albertsons
3.250%, 03/15/26(A)	625	634
Albertsons
7.500%, 03/15/26(A)	1,075	1,161
Albertsons
5.875%, 02/15/28(A)	950	1,012
Albertsons
4.875%, 02/15/30(A)	375	404

Total Supermarkets		4,882

Technology [1.5%]
Ams
7.000%, 07/31/25(A)	1,175	1,260
Black Knight InfoServ
3.625%, 09/01/28(A)	1,475	1,482
Boxer Parent
9.125%, 03/01/26(A)	875	917
Cars.com
6.375%, 11/01/28(A)	1,850	1,952
CDW
5.500%, 12/01/24	325	358
CDW
4.250%, 04/01/28	450	469
CDW
3.250%, 02/15/29	675	692
Clarivate Science Holdings
3.875%, 07/01/28(A)	350	350
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,475	1,479
Consensus Cloud Solutions
6.000%, 10/15/26(A)	550	565
Consensus Cloud Solutions
6.500%, 10/15/28(A)	1,200	1,245
Dell International
7.125%, 06/15/24(A)	6,870	7,025
Diebold Nixdorf
9.375%, 07/15/25(A)	325	356
Dun & Bradstreet
6.875%, 08/15/26(A)	255	268
Dun & Bradstreet
10.250%, 02/15/27(A)	1,590	1,709
Elastic
4.125%, 07/15/29(A)	1,705	1,714
Gartner
4.500%, 07/01/28(A)	625	656
Gartner
3.750%, 10/01/30(A)	550	566
HealthEquity
4.500%, 10/01/29(A)	675	687
Helios Software Holdings
4.625%, 05/01/28(A)	1,750	1,724
Logan Merger Sub
5.500%, 09/01/27(A)	2,425	2,470
Millennium Escrow
6.625%, 08/01/26(A)	1,075	1,107
NCR
5.750%, 09/01/27(A)	300	316
NCR
5.000%, 10/01/28(A)	2,576	2,632
NCR
5.125%, 04/15/29(A)	3,410	3,517
NCR
6.125%, 09/01/29(A)	1,350	1,465
NCR
5.250%, 10/01/30(A)	1,800	1,887
Nuance Communications
5.625%, 12/15/26	700	724
ON Semiconductor
3.875%, 09/01/28(A)	500	517
Open Text
3.875%, 02/15/28(A)	1,500	1,530
PTC
3.625%, 02/15/25(A)	550	558

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
PTC
4.000%, 02/15/28(A)		$250	$257
Qorvo
4.375%, 10/15/29		1,000	1,090
Qorvo
3.375%, 04/01/31(A)		750	791
Rackspace Technology Global
3.500%, 02/15/28(A)		1,800	1,737
Rackspace Technology Global
5.375%, 12/01/28(A)		1,725	1,695
Rocket Software
6.500%, 02/15/29(A)		2,650	2,623
Science Applications International
4.875%, 04/01/28(A)		1,575	1,628
Seagate HDD Cayman
3.125%, 07/15/29(A)		1,575	1,523
Seagate HDD Cayman
3.375%, 07/15/31(A)		1,075	1,046
Seagate HDD Cayman
5.750%, 12/01/34		920	1,076
Sensata Technologies
4.375%, 02/15/30(A)		225	242
Sensata Technologies
3.750%, 02/15/31(A)		425	428
Sensata Technologies BV
4.000%, 04/15/29(A)		650	662
SS&C Technologies
5.500%, 09/30/27(A)		3,100	3,276
Synaptics
4.000%, 06/15/29(A)		550	563
TTM Technologies
4.000%, 03/01/29(A)		675	676
Veritas US
7.500%, 09/01/25(A)		2,875	2,990
Viavi Solutions
3.750%, 10/01/29(A)		325	326

Total Technology			64,826

Telecommunication Equip [0.1%]
CommScope
8.250%, 03/01/27(A)		1,800	1,881
Plantronics
4.750%, 03/01/29(A)		850	796

Total Telecommunication Equip			2,677

Telephones & Telecommunications [2.1%]
Altice France
7.375%, 05/01/26(A)		1,425	1,479
Altice France
8.125%, 02/01/27(A)		1,440	1,549
Altice France
4.000%, 07/15/29	EUR	700	798
Altice France
4.250%, 10/15/29	EUR	700	801
Altice France Holding
10.500%, 05/15/27(A)		2,000	2,180
C&W Senior Financing DAC
7.500%, 10/15/26(A)		1,600	1,659
C&W Senior Financing DAC
6.875%, 09/15/27		2,245	2,363
Consolidated Communications
6.500%, 10/01/28(A)		1,925	2,091
Digicel
6.750%, 03/01/23		2,835	2,676
Digicel Group 0.5
10.000%, 04/01/24		3,868	3,873
Digicel Group 0.5
8.000%, 04/01/25		5	4
Digicel International Finance
8.000%, 12/31/26		1	1
Frontier Communications
5.000%, 05/01/28(A)		1,935	2,032
Frontier Communications
6.750%, 05/01/29(A)		1,250	1,317
Internap Holdings LLC
0.000%,		61	9
Liquid Telecommunications Financing
5.500%, 09/04/26		4,025	4,175
Lorca Telecom Bondco SAU
4.000%, 09/18/27	EUR	390	454
Lumen Technologies
5.375%, 06/15/29(A)		2,010	2,040
Mauritius Investments
6.500%, 10/13/26		4,300	4,916
Maxcom Telecomunicaciones
8.000%, 10/25/24		4,229	2,117
Maxcom Telecomunicaciones
15.000%, 10/25/69		2,002	302

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Millicom International Cellular
6.250%, 03/25/29	$1,994	$2,186
Millicom International Cellular
4.500%, 04/27/31	2,310	2,419
4.500%, 04/27/31(A)	2,391	2,504
Network i2i
3.975%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.390%, 06/03/70	3,920	3,954
Oi
10.000% cash or 8.000%cash/4.000% PIK, 07/27/25	18,520	17,391
Sixsigma Networks Mexico
7.500%, 05/02/25	9,720	9,453
VF Ukraine PAT via VFU Funding
6.200%, 02/11/25	4,615	4,795
Viasat
5.625%, 09/15/25(A)	1,250	1,267
Viasat
6.500%, 07/15/28(A)	2,250	2,370
VTR Comunicaciones
5.125%, 01/15/28	636	676
VTR Comunicaciones
4.375%, 04/15/29	741	763
Windstream Escrow
7.750%, 08/15/28(A)	1,840	1,922

Total Telephones & Telecommunications		86,536

Textile-Products [0.3%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24	15,640	3,034
Prime Bloom Holdings
6.950%, 07/05/22	16,500	3,135
Sri Rejeki Isman
7.250%, 01/16/25	25,394	4,996

Total Textile-Products		11,165

Transportation Services [0.3%]
Alfa
6.875%, 03/25/44	1,850	2,463
Carnival
9.875%, 08/01/27(A)	3,315	3,826
Danaos
8.500%, 03/01/28(A)	755	834
DP World Crescent, MTN
3.875%, 07/18/29	362	392
DP World Crescent, MTN
3.750%, 01/30/30	299	320
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50	615	724
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	418	575
Limak Iskenderun Uluslararasi Liman Isletmeciligi
9.500%, 07/10/36	100	101
Seaspan
5.500%, 08/01/29(A)	1,015	1,036
Stena International
6.125%, 02/01/25(A)	1,450	1,500
Watco
6.500%, 06/15/27(A)	2,000	2,140

Total Transportation Services		13,911

Utility - Electric [0.5%]
Calpine
5.250%, 06/01/26(A)	587	604
Calpine
4.500%, 02/15/28(A)	925	943
Calpine
5.125%, 03/15/28(A)	1,375	1,393
Calpine
4.625%, 02/01/29(A)	725	714
Calpine
5.000%, 02/01/31(A)	475	475
Calpine
3.750%, 03/01/31(A)	825	794
Enviva Partners
6.500%, 01/15/26(A)	3,050	3,155
NRG Energy
6.625%, 01/15/27	551	571
NRG Energy
5.750%, 01/15/28	1,950	2,074
NRG Energy
3.375%, 02/15/29(A)	550	543
NRG Energy
5.250%, 06/15/29(A)	600	638
NRG Energy
3.625%, 02/15/31(A)	200	196
NRG Energy
3.875%, 02/15/32(A)	900	887
Pattern Energy Operations
4.500%, 08/15/28(A)	600	626

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
TerraForm Power Operating
4.250%, 01/31/23(A)		$925	$951
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,209
TerraForm Power Operating
4.750%, 01/15/30(A)		1,000	1,048
Vistra Operations
5.500%, 09/01/26(A)		1,800	1,849
Vistra Operations
5.625%, 02/15/27(A)		1,850	1,915
Vistra Operations
5.000%, 07/31/27(A)		725	749
Vistra Operations
4.375%, 05/01/29(A)		600	601

Total Utility - Electric			21,935

Waste Disposal [0.0%]
GFL Environmental
4.375%, 08/15/29(A)		1,020	1,030
Verde Bidco
4.625%, 10/01/26	EUR	200	236

Total Waste Disposal			1,266

Water [0.0%]
Agua y Saneamientos Argentinos
6.625%, 02/01/23		3,241	1,823

Wireless Communications [0.3%]
Sprint
7.625%, 02/15/25		4,200	4,910
7.625%, 03/01/26		800	968
Sprint Capital
6.875%, 11/15/28		325	416
Sprint Communications
6.000%, 11/15/22		1,525	1,603
T-Mobile USA
4.750%, 02/01/28		325	345
T-Mobile USA
2.625%, 02/15/29		1,175	1,189
T-Mobile USA
3.375%, 04/15/29(A)		2,025	2,113

Total Wireless Communications			11,544

X-Ray Equipment [0.0%]
Varex Imaging
7.875%, 10/15/27(A)		113	127

Total Corporate Bonds
Cost ($2,497,395)			2,331,554

Loan Participations [18.0%]
Aerospace [0.4%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/20/28		2,355	2,434
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 06/07/28		656	655
Ducommun Incorporated, Term B Loan, 1st Lien
4.085%, VAR LIBOR + 4.000%, 11/21/25		2,023	2,013
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
3.632%, VAR LIBOR + 3.500%, 04/06/26		917	896
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.632%, VAR LIBOR + 3.500%, 04/06/26		493	482
KKR Apple Bidco, LLC, Term Loan, 1st Lien
3.500%, 07/14/28		665	664
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 01/22/25		674	627
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 06/21/27		1,105	1,174
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/20/27		2,560	2,721

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.250%, 01/15/25	$846	$848
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.334%, VAR LIBOR + 2.250%, 12/09/25	1,285	1,269
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/21/28	1,197	1,204
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR + 3.750%, 04/30/25	1,290	1,253

Total Aerospace		16,240

Automotive [0.3%]
Abra Auto Body, Term Loan, 1st Lien
3.085%, 02/05/26	916	908
Adient US LLC, Term B-1 Loan, 1st Lien
3.584%, VAR LIBOR + 3.500%, 04/10/28	1,121	1,120
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
5.000%, 04/06/28(F)	1,430	1,429
Belron Group S.A., Dollar Third Incremental Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 03/31/28	2	2
Clarios Global LP, Term Loan, 1st Lien
3.250%, 04/30/26	2,900	3,326
Dealer Tire, LLC, Term B-1 Loan, 1st Lien
4.334%, VAR LIBOR + 4.250%, 12/12/25	493	492
ENC Parent Corporation, Delayed Draw Term Loan, 1st Lien
0.000%, VAR UNFND 0.000%, 08/19/28(G)	63	63
ENC Parent Corporation, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 08/19/28	712	706
ILPEA Parent Inc., Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 06/22/28	574	572
PAI Holdco, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/28/27	603	604
RC Buyer, Inc., Initial Term Loan, 2nd Lien
7.500%, VAR LIBOR + 6.750%, 07/30/29	250	249
Rough Country, LLC, Term Loan, 1st Lien
4.250%, 07/26/28	500	499
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 02/08/28	1,108	1,105
TI Automotive, Term Loan, 1st Lien
3.397%, 12/16/26	479	479
Wheel Pros, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 05/11/28	560	559

Total Automotive		12,113

Broadcasting [0.2%]
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.340%, VAR LIBOR + 3.250%, 08/24/26	1,965	1,219
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 08/02/27	2,200	2,201
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 04/30/28	524	524
IHeartcommunications, Inc., Term Loan
3.750%, 05/01/26	1,164	1,163

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
LCPR Loan Financing LLC, 2021 Additional Term Loan, 1st Lien
3.834%, VAR LIBOR + 3.750%, 10/16/28		$825	$825
Mission Broadcasting, Term Loan B, 1st Lien
2.586%, 05/26/28		1	1
Sinclair Broadcasting Group Term Loan B-2
2.400%, 01/31/24		973	961
Univision Communications, Inc., Replacement Converted Term Loan, 1st Lien
4.000%, 03/15/26		1,406	1,404

Total Broadcasting			8,298

Broadcasting and Entertainment [0.1%]
Dorna Sports, S.L., B2 (EUR) Term Loan Facility, 1st Lien
3.250%, VAR Euribor + 3.250%, 04/12/24	EUR	1,000	1,147
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, VAR Euribor + 3.250%, 06/02/26		1,000	1,102

Total Broadcasting and Entertainment			2,249

Building & Development [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
4.250%, VAR Euribor + 4.250%, 04/12/28		2,889	3,349
LSF11 Skyscraper Holdco Sarl, Term Loan, 1st Lien
3.500%, 09/29/27		1,500	1,730

Total Building & Development			5,079

Business Equipment and Services [0.5%]
Civica Term Loan
4.832%, 10/10/24(F)	GBP	2,000	2,681
Colour Bidco (NGA UK) Term Loan B
5.608%, VAR LIBOR + 5.250%, 11/22/24	GBP	1,542	1,994
Exact Software Term Loan B
3.250%, 04/10/26	EUR	1,000	1,146
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor + 3.750%, 03/07/25	EUR	2,000	2,317
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor + 3.750%, 09/13/24	EUR	1,000	647
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,158
QA Term Loan
4.818%, VAR LIBOR + 4.750%, 07/26/24	GBP	3,000	3,968
Trescal Term Loan B
3.000%, 03/14/25(F)	EUR	1,000	1,136
Universidad Europea Facility B
3.500%, 02/25/26	EUR	2,000	2,274
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
3.250%, VAR Euribor + 3.250%, 03/27/28		1,000	1,151
ZPG (aka Zoopla) Term Loan B
4.799%, 06/06/25	GBP	2,000	2,680

Total Business Equipment and Services			21,152

Cable & Satellite Television [0.1%]
Technicolor S.A., Tranche 1 Loan, 1st Lien
3.000%, VAR Euribor + 3.000%, 12/31/24		1,127	1,249
UPC Broadband Holding B.V., Facility AY, 1st Lien
3.000%, VAR Euribor + 3.000%, 01/31/29		1,500	1,725
Virgin Media Ireland Limited, Facility B1, 1st Lien
3.500%, VAR Euribor + 3.500%, 07/15/29		1,500	1,730

Total Cable & Satellite Television			4,704

Cable/Wireless Video [0.5%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.900%, VAR LIBOR + 2.750%, 01/31/26		2,127	2,088

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Altice Financing Term Loan B (2017)
2.876%, VAR LIBOR + 2.750%, 07/15/25		$2,176	$2,139
Cablevision Lightpath LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 11/30/27		968	969
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.840%, VAR LIBOR + 1.750%, 02/01/27		2,940	2,921
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
2.334%, VAR LIBOR + 2.250%, 01/31/28		1,000	986
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.334%, VAR LIBOR + 2.250%, 07/17/25		2,605	2,566
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country + 4.750%, 11/27/23		4,440	4,489
Radiate Holdco, LLC, Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 09/25/26		2,042	2,039
Virgin Media Bristol LLC, N Facility, 1st Lien
2.584%, VAR LIBOR + 2.500%, 01/31/28		2,526	2,508
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 08/18/23		347	347
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.584%, VAR LIBOR + 2.500%, 04/30/28		1,460	1,448

Total Cable/Wireless Video			22,500

Cargo Transport [0.0%]
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, VAR Euribor + 3.500%, 09/26/26	EUR	1,000	$1,155

Chemicals [0.6%]
Alpha BV, Term Loan, 1st Lien
3.000%, 03/05/28		1,545	1,543
AOC/Aliancys, Term Loan, 1st Lien
0.000%, 09/30/28(G)		550	547
Aruba Investments, Term Loan, 1st Lien
4.000%, 10/28/27		998	1,158
4.750%, 11/24/27(F)		833	834
Consolidated Energy Limited Term Loan B
2.657%, VAR LIBOR + 2.500%, 05/07/25		1,840	1,807
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 08/28/26		1,457	1,459
Ineos Group Holdings PLC Term Loan B
2.085%, VAR LIBOR + 2.000%, 04/01/24		4,120	4,092
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 01/29/26		785	785
Lonza Group, Term Loan B, 1st Lien
4.750%, 04/28/28		770	772
Minerals Technologies Inc. Term Loan B (2017)
3.000%, VAR LIBOR + 2.250%, 02/14/24		1,737	1,737
Momentive Performance Term Loan B
3.340%, 05/15/24		2,337	2,332
New Arclin U.S. Holding Corp., Replacement Term Loan (2021), 1st Lien
5.000%, VAR LIBOR + 4.000%, 02/19/26		486	486

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
2.832%, VAR LIBOR + 2.750%, 10/01/25		$1,721	$1,709
PQ Corp, Term Loan B, 1st Lien
3.250%, 05/26/28		680	680
Ravago, Term Loan B, 1st Lien
2.650%, 02/18/28		1,766	1,757
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 08/02/28		495	496
Styrolution, Term Loan, 1st Lien
2.085%, 01/22/27		813	801
Trinseo, Term Loan B-2, 1st Lien
2.585%, 03/17/28		765	762
Tronox Finance, Term Loan B, 1st Lien
2.335%, 03/02/28		1,129	1,124
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 10/28/24		613	600
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.250%, VAR LIBOR + 8.250%, 10/20/25		790	764

Total Chemicals			26,245

Chemicals & plastics [0.1%]
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
4.250%, VAR PIK Interest + 0.750%, 09/21/23		400	400
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
2.750%, VAR Euribor + 2.750%, 01/21/26		1,500	1,724

Total Chemicals & plastics			2,124

Chemicals, Plastics and Rubber [0.2%]
Colouroz Investment 1 GMBH, Initial Euro Term Loan, 1st Lien
5.000%, VAR PIK Interest + 0.750%, 09/21/23		994	1,152
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.250%, VAR PIK Interest + 0.750%, 09/21/23		2,417	2,417
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, VAR Euribor + 3.250%, 08/28/26		1,000	1,157
Novacap Facility B
3.250%, 04/28/23(F)	EUR	2,180	2,514
Novacap Facility B3
3.250%, 06/22/23	EUR	319	368
Specialty Chemicals International B.V., Facility B-1, 1st Lien
4.000%, 03/04/27		1,500	1,736

Total Chemicals, Plastics and Rubber			9,344

Communication Services [0.0%]
Tele Columbus, Term Loan, 1st Lien
3.500%, 10/15/24		1,099	1,261

Consumer Discretionary [0.2%]
Eagle Bidco Limited, Term Loan, 1st Lien
4.806%, 03/10/28		1,500	2,015
Galileo Global Education, Term Loan, 1st Lien
3.750%, 07/09/28		1,000	1,159
IVC, Term Loan, 1st Lien
4.583%, 02/13/26		1,000	1,348
Nord Anglia, Term Loan, 1st Lien
3.250%, 08/30/24		1,500	1,703
Polaris Newco LLC, Term Loan, 1st Lien
4.000%, 06/02/28		2,000	2,315

Total Consumer Discretionary			8,540

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Consumer Durables [0.1%]
Justrite (Safety Products) Delay Draw
4.585%, 06/28/26		$47	$45
Justrite (Safety Products) Term Loan B
4.585%, 06/28/26		873	831
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 10/20/27		585	586
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 10/19/27		827	828

Total Consumer Durables			2,290

Consumer NonDurables [0.1%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 09/27/24		961	959
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 09/27/24		1,153	1,153
Conair Holdings LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 05/17/28		895	896
Coty Inc., Term B USD Loan, 1st Lien
2.333%, VAR LIBOR + 2.250%, 04/07/25		865	849
Diamond (BC) B.V., Amendment No. 3 Refinancing Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 09/29/28		690	691
Guadarrama Proyectors Educativos SL, Term Loan, 1st Lien
4.000%, 07/10/26		936	1,084
New Trojan Parent, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 01/06/28		605	603

Total Consumer NonDurables			6,235

Consumer Staples [0.1%]
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28		1,000	1,152
United Petfood, Term Loan, 1st Lien
3.250%, 03/19/28		1,000	1,150

Total Consumer Staples			2,302

Containers & glass products [0.1%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
4.750%, VAR Euribor + 4.750%, 02/04/26		1,000	1,146
Weener Plastics Group Term Loan B
3.750%, VAR Euribor + 3.750%, 06/20/25	EUR	1,500	1,734

Total Containers & glass products			2,880

Diversified Media [0.5%]
Adevinta ASA, Facility B2, 1st Lien
3.750%, VAR LIBOR + 3.000%, 06/26/28		2	2
Applovin Corporation, Initial Term Loan, 1st Lien
3.334%, VAR LIBOR + 3.250%, 08/15/25		904	903
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 12/06/27		846	841
Constant Contact, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 02/10/28		1,135	1,132
Deluxe Entertainment Services Group Inc.
0.000%, (G)		19	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 05/25/26		$585	$582
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
3.313%, VAR LIBOR + 2.563%, 05/01/26		645	643
Harland Clarke, Term Loan, 1st Lien
8.750%, 06/16/26		1,265	1,183
Indy US Bidco, LLC, Tranche B-1 Term Loan, 1st Lien
4.084%, VAR LIBOR + 4.000%, 03/06/28		998	999
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.334%, VAR LIBOR + 2.250%, 03/24/25		975	966
Lions Gate Capital Holdings LLC, Term Loan
0.221%, 03/22/23		875	868
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
5.250%, 07/28/28		825	827
Melita, Term Loan
3.500%, 07/30/26		1,000	1,149
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 01/31/25		1,980	2,020
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 09/13/24		1,403	1,406
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.584%, VAR LIBOR + 3.500%, 09/13/24		2,275	2,267
RR Donnelley & Sons Co Term Loan B
5.085%, VAR LIBOR + 5.000%, 01/15/24		351	349
Trader Interactive, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 07/28/28		500	499
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.840%, VAR LIBOR + 2.750%, 05/18/25		4,526	4,429

Total Diversified Media			21,065

Diversified/Conglomerate Service [0.0%]
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, VAR Euribor + 3.250%, 05/28/26	EUR	1,000	1,145

Drugs [0.1%]
HRA Term Loan
3.500%, VAR Euribor + 3.500%, 07/31/24	EUR	2,000	2,302

Ecological [0.1%]
Sapphire Bidco B.V., Facility B, 1st Lien
3.250%, VAR Euribor + 3.250%, 05/05/25	EUR	2,000	2,292

Electronics [0.1%]
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, VAR Euribor + 4.500%, 05/29/25		1,950	2,273

Electronics/electrical [0.1%]
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
4.250%, VAR Euribor + 4.250%, 04/01/28		4,000	4,637

Energy [0.2%]
Arclight, Term Loan B, 1st Lien
4.750%, 04/13/28		710	712

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
BCP Raptor II, LLC, Initial Term Loan, 1st Lien
4.835%, VAR LIBOR + 4.750%, 10/22/25		$1,324	$1,308
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
6.000%, VAR LIBOR + 5.000%, 09/03/25		430	430
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.000%, 06/03/27		1,492	1,514
DT Midstream, Term Loan, 1st Lien
2.500%, 05/25/28		1	1
Eagleclaw (BCP Raptor) Term Loan B
5.250%, VAR LIBOR + 4.250%, 06/24/24		974	970
Generation Bridge, Term Loan B, 1st Lien
0.000%, 08/06/28(G)		544	545
Generation Bridge, Term Loan C, 1st Lien
0.000%, 08/06/28(G)		11	11
Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
4.084%, VAR LIBOR + 4.000%, 05/22/26		1,408	1,407
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR + 5.500%, 09/27/24		984	984

Total Energy			7,882

Entertainment & Leisure [0.0%]
PortAventra World, Term Loan, 1st Lien
3.500%, 06/13/24		1,000	1,121

Finance (Including Structured Products) [0.1%]
IFCO Management GmbH, Facility B1A, 1st Lien
3.250%, VAR Euribor + 3.250%, 05/29/26		2,500	2,879
Peer Holding III B.V., Facility B, 1st Lien
3.000%, 03/07/25	EUR	1,000	1,151

Total Finance (Including Structured Products)			4,030

Financial [1.2%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.632%, VAR LIBOR + 3.500%, 02/15/27		597	591
Altisource Term Loan B (2018)
5.000%, 03/29/24(F)		537	446
Amwins Group Inc, Term Loan B, 1st Lien
3.000%, 02/19/28		908	902
Apollo Commercial Real Estate Term Loan B
2.839%, 05/15/26(F)		1,193	1,172
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
4.334%, VAR LIBOR + 4.250%, 10/01/25		2,293	2,284
Asurion, LLC, New B-3 Term Loan, 2nd Lien
5.335%, VAR LIBOR + 5.250%, 01/31/28		2,170	2,162
Asurion, LLC, New B-4 Term Loan, 2nd Lien
5.331%, VAR LIBOR + 5.250%, 01/20/29		1,585	1,577
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.334%, VAR LIBOR + 3.250%, 12/23/26		1,393	1,372
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.334%, VAR LIBOR + 3.250%, 07/31/27		1,097	1,081
Broadstreet Partners, Inc., Initial Term Loan (2020), 1st Lien
3.084%, VAR LIBOR + 3.000%, 01/27/27		985	973
CCP Lux Holding, Term Loan, 1st Lien
4.250%, 01/10/25		1,920	2,227

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.584%, VAR LIBOR + 2.500%, 02/02/28		$2,189	$2,168
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
10.250%, VAR Prime Rate by Country + 7.000%, 06/30/22		408	80
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	1,155
DRW Holdings, LLC, Initial Term Loan, 1st Lien
3.834%, VAR LIBOR + 3.750%, 03/01/28		1,565	1,558
EVO Payments International, Term B Loan
3.340%, VAR LIBOR + 3.250%, 12/22/23		1,311	1,308
First Eagle Holdings, Inc., Refinancing Term Loan
2.647%, 02/01/27		803	794
Freshworld Holding III, Term Loan, 1st Lien
3.500%, 10/02/26		1,000	1,154
Hestia Holdings, LLC, Term Loan, 1st Lien
4.000%, 06/18/27		3,000	3,484
HighTower Holding, LLC, Delayed Draw Term Loan, 1st Lien
4.000%, VAR UNFND + 4.000%, 04/21/28		142	142
HighTower Holding, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 04/21/28		568	567
Hudson River Trading LLC, Term Loan, 1st Lien
3.084%, VAR LIBOR + 3.000%, 03/20/28		430	427
Infinitas Learn Cov-Lite Lien1
4.250%, 05/03/24	EUR	2,890	3,356
0.000%, 07/21/28(G)		1,000	1,159
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 01/26/28		1,801	1,782
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	216,667	1,480
KREF Holdings X LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 09/01/27(D)		447	447
Mariner Wealth Advisors, Cov-Lite Delayed Term Loan, 1st Lien
0.000%, 08/18/28(G)		73	73
Mariner Wealth Advisors, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 08/18/28		512	509
Mistral Holdco SAS, Term Loan, 1st Lien
4.250%, 12/16/27		1,000	1,158
Nexus Buyer LLC, Term Loan, 1st Lien
3.836%, VAR LIBOR + 3.750%, 11/09/26		2,393	2,392
Nobian Finance BV, Term Loan, 1st Lien
3.750%, 06/25/26		1,500	1,732
Orion Advisor Solutions, Inc., 2021 Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 09/24/27		1,786	1,786
Russell Investment, Term Loan, 1st Lien
4.500%, 06/02/25		1,517	1,519
Starwood Property Mortgage, L.L.C., Term B-2 Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 07/26/26		498	499
Superannuation and Investments, Term Loan, 1st Lien
0.000%, 09/24/28(G)		780	775
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		645	737
3.500%, 09/29/24		165	189
3.500%, 09/29/24		385	440
3.500%, 09/29/24		305	349

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
VFH Parent LLC, Initial Term Loan, 1st Lien
3.082%, VAR LIBOR + 3.000%, 03/01/26		$1,081	$1,079
Vistra, Term Loan
3.750%, 10/27/25		953	1,104
Zebra Buyer LLC, Term Loan, 1st Lien
0.000%, 04/21/28(G)		370	371

Total Financial			50,560

Financial intermediaries [0.1%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
3.500%, VAR Euribor + 3.500%, 09/29/25		2,000	2,305
Winterfell Financing S.a r.l., Facility B, 1st Lien
3.500%, VAR Euribor + 3.500%, 02/18/28		3,000	3,445

Total Financial intermediaries			5,750

Financials [0.2%]
AVS Holding, Term Loan, 1st Lien
3.750%, 09/10/26		1,000	1,156
LSFX Flavum, Term Loan B, 1st Lien
4.500%, 02/28/28		1,000	1,159
Paradocs Holding Sarl, Term Loan, 1st Lien
3.500%, 02/17/28		1,000	1,157
S4 Capital Lux, Term Loan, 1st Lien
3.750%, 07/31/28		1,000	1,161
Sandy Bidco BV, Term Loan, 1st Lien
0.000%, 09/15/28(G)		1,000	1,158
Stada Add-on, Term Loan, 1st Lien
0.000%, 08/21/26(G)		1,000	1,143
Summer Bidco, Term Loan, 1st Lien
4.250%, 12/04/26		1,000	1,163
Waterlogic Group Holdings Limited, Term Loan, 1st Lien
0.000%, 08/04/28(G)		1,000	1,158

Total Financials			9,255

Food and Drug [0.0%]
United Natural Foods Term Loan B
3.584%, VAR LIBOR + 3.500%, 10/22/25		815	814

Food service [0.1%]
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, VAR Euribor + 4.750%, 06/07/26	EUR	1,000	1,057
WSH Term Loan
5.113%, 02/27/26	GBP	1,000	1,320
WSH Term Loan 2nd Lien
8.863%, 03/01/27	GBP	1,000	1,300

Total Food service			3,677

Food/Tobacco [0.2%]
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
6.500%, VAR LIBOR + 5.750%, 04/26/28		830	837
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 12/15/27		796	797
K-Mac, Term Loan, 2nd Lien
7.250%, 06/22/29		170	170
MIC Glen LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 07/21/28		505	502
Milk Specialties, Term Loan, 1st Lien
5.000%, 08/16/25		840	839
Quirch Foods Holdings, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 10/27/27		997	1,001

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sycamore/Sanderson Farms, Term Loan B, 1st Lien
0.000%, 09/24/28(G)	$975	$971
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/28	1,185	1,183
Whole Earth, Term Loan B, 1st Lien
5.500%, 02/02/28	1,522	1,511
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/21/27	1,234	1,235

Total Food/Tobacco		9,046

Forest Prod/Containers [0.3%]
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
4.084%, VAR LIBOR + 4.000%, 07/18/26	888	887
Berlin Packaging L.L.C., Tranche B-4 Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 03/11/28	1,137	1,127
Berlin Packaging L.L.C., Tranche B-5 Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 03/11/28	500	499
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 08/18/28	750	755
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.000%, 08/04/27	1,901	1,899
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
5.250%, VAR LIBOR + 4.750%, 02/12/26	698	700
Logoplaste, Term Loan, 1st Lien
4.385%, 04/21/28	795	792
Pactiv Evergreen Inc., Tranche B-2 U.S. Term Loan, 1st Lien
3.335%, VAR LIBOR + 3.250%, 02/05/26	1,388	1,378
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.084%, VAR LIBOR + 4.000%, 07/31/26	1,965	1,967
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/09/28	1,280	1,278
Spa Holdings 3 Oy, Facility B (USD), 1st Lien
4.750%, VAR LIBOR + 4.000%, 02/04/28	662	662
Sylvamo, Term Loan B, 1st Lien
5.000%, 08/18/28	815	812
Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 03/03/28	864	859
Tricorbraun Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 03/03/28	195	193

Total Forest Prod/Containers		13,808

Forest products [0.0%]
Spa Holdings 3 Oy, Facility B (EUR), 1st Lien
3.750%, VAR Euribor + 3.750%, 02/04/28	1,000	1,158

Gaming/Leisure [0.4%]
Aimbridge Acquisition Co., Inc., 2021 Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 02/02/26	576	571
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 12/23/24	4,746	4,715
Entain PLC, Term Loan B, 1st Lien
0.044%, 03/29/27	570	569

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Enterprise Development Authority, Term B Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 02/28/28(D)		$478	$478
Flutter Entertainment plc, USD Term Loan, 1st Lien
2.382%, VAR LIBOR + 2.250%, 07/21/26		1,075	1,071
Global Cash Access Term Loan B (2021)
3.000%, 06/30/28		635	633
Golden Nugget (fka Landry’s), Term Loan B
3.250%, VAR LIBOR + 3.250%, 10/04/23		945	940
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
4.250%, VAR LIBOR + 3.750%, 08/27/28		335	334
Hilton Grand Vacations Borrower LLC, Initial Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 08/02/28		805	807
Jack Ohio Finance, Term Loan, 1st Lien
0.000%, 09/29/28(G)		485	487
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
1.835%, VAR LIBOR + 1.750%, 08/29/25		685	672
Playa Resorts Holding Term Loan B (2017)
3.750%, VAR LIBOR + 2.750%, 04/29/24		1,225	1,197
Playtika Holding Corp., Term B-1 Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 03/13/28		1,147	1,146
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 08/14/24		1,818	1,809
Twin River/Ballys, Term Loan B, 1st Lien
0.000%, 08/06/28(G)		635	635

Total Gaming/Leisure			16,064

Healthcare [1.8%]
Aenova, Term Loan
4.500%, 03/06/26		1,500	1,744
Agiliti Health, Inc., Amendment No. 2 Term Loan, 1st Lien
3.500%, VAR LIBOR + 2.750%, 01/04/26		1,276	1,270
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
3.625%, VAR LIBOR + 3.500%, 05/04/25		2,384	2,349
Ardent Health, Term Loan B, 1st Lien
4.000%, 08/24/28		1,700	1,704
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 10/06/27		1,159	1,148
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.377%, VAR LIBOR + 4.250%, 02/11/26		1,272	1,274
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor + 4.000%, 07/24/25	EUR	3,000	3,465
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 05/10/28		980	978
CAB, Facility B, 1st Lien
3.500%, VAR Euribor + 3.500%, 01/28/28		2,500	2,880
Cano Health, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 11/23/27		916	916
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR + 2.500%, 03/01/24		1,014	1,012
CHG Healthcare Services, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 09/29/28		610	611

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Chrome Bidco, Facility B, 1st Lien
3.750%, VAR Euribor + 3.750%, 05/24/28		$2,500	$2,894
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor + 3.250%, 05/24/24	EUR	1,500	1,719
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor + 8.000%, 05/24/24	EUR	1,500	1,742
Elsan SAS , Facility B5, 1st Lien
3.500%, VAR Euribor + 3.500%, 06/16/28		3,000	3,469
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.834%, VAR LIBOR + 3.750%, 10/10/25		830	736
Envision Healthcare Corporation, Term Loan
0.000%, 10/10/25(G)		836	703
Financiere Verdi I SAS, 1st Lien
4.550%, 03/31/28		2,000	2,678
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 10/01/27		1,667	1,669
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	2,309
Healthcare Royalty, Term Loan, 1st Lien
2.250%, 07/14/28		495	493
Homevi Inc., Term Loan, 1st Lien
4.000%, 10/31/26		1,000	1,161
Hunter Holdco 3 Limited, Initial Dollar Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 08/19/28		850	853
Icon Public Limited Company, Lux Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 07/03/28		1,198	1,202
Icon Public Limited Company, U.S. Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 07/03/28		298	299
ImageFirst Holdings, LLC, Delayed Draw Tranche A Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 04/27/28		98	98
ImageFirst Holdings, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 04/27/28		432	431
Indivior, Term Loan B, 1st Lien
5.500%, 06/26/26		790	784
Insulet Corporation, Term Loan B, 1st Lien
3.750%, 05/04/28		615	616
Invent Farma, Term Loan, 1st Lien
3.500%, 02/12/28		1,000	1,154
4.250%, 10/29/27		634	736
4.250%, 12/15/27		366	425
Kindred Healthcare Inc., Term B Loan
4.625%, VAR LIBOR + 4.500%, 07/02/25		1,733	1,733
LifePoint Health, Inc. (Regional Care) Term B Loan
3.834%, 11/16/25		1,665	1,662
Mamba Purchaser, Term Loan, 1st Lien
0.000%, 09/29/28(G)		490	490
MDVIP/Mamba Purchaser, 2nd Lien Cov-Lite Term Loan, 1st Lien
0.000%, 09/29/29(G)		160	160
Mediq BV, Term Loan, 1st Lien
3.500%, 03/03/28		2,000	2,309
Midwest Physician Administrative Services, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.000%, 03/12/28		758	753
Mozart Debt Merger, Term Loan, 1st Lien
0.000%, 09/30/28(D) (G)		1,070	1,065

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
MPH Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, 09/01/28	$1,285	$1,270
National Mentor Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.750%, VAR UNFND + 3.750%, 03/02/28	28	27
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/02/28	19	19
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/02/28	592	592
Onex TSG Intermediate Corp, Term Loan, 1st Lien
5.500%, 02/28/28	221	222
Option Care Health, Inc., Term B Loan, 1st Lien
3.834%, VAR LIBOR + 3.750%, 08/06/26	965	965
Organon & Co., Dollar Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 06/02/28	985	987
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, VAR Euribor + 3.500%, 06/30/25	1,903	2,204
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 11/30/27	1,162	1,163
Parexel International Corporation, Initial Term Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 09/27/24	611	610
Parexel International Corporation, Term Loan, 1st Lien
0.000%, 08/11/28(G)	750	750
PetIQ, Term Loan, 1st Lien
4.750%, 04/07/28	1,045	1,037
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
4.121%, VAR LIBOR + 4.000%, 06/22/26	680	679
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/10/28	738	737
Prophylaxis B.V., Term Loan
0.500%, 06/30/25	238	413
Prophylaxis, Term Loan
4.500%, 06/30/25	590	673
RXB Holdings, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/20/27	1,075	1,079
SCP Eye Care, Term Loan, 1st Lien
5.250%, 03/15/28	643	643
0.000%, 03/15/28(G)	112	111
Signify Health, LLC , Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/22/28	615	612
Sotera Health Holdings, LLC, Term Loan, 1st Lien
3.250%, 12/11/26(F)	1,045	1,041
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 08/31/26	1,052	1,053
Synlab Bondco PLC, Term Facility 2, 1st Lien
3.250%, VAR Euribor + 2.500%, 07/01/26	—	—
TakeCare Bidco SAS, Term Loan, 1st Lien
4.000%, 05/26/28	1,000	1,161
Theramex, Term Loan, 1st Lien
4.000%, 01/31/25	1,000	1,155
Vivalto Sante, Term Loan, 1st Lien
0.000%, 07/21/28(G)	1,500	1,740

Total Healthcare		74,637

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Healthcare, Education and Childcare [0.2%]
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.500%, VAR Euribor + 3.250%, 04/16/25	EUR	2,437	$2,803
Financiere Mendel, Facility B, 1st Lien
4.500%, VAR Euribor + 4.500%, 03/27/26	EUR	2,000	2,327
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, VAR Euribor + 3.500%, 08/21/26		1,500	1,714
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.560%, VAR LIBOR + 4.500%, 08/21/26		1,000	1,337

Total Healthcare, Education and Childcare			8,181

Housing [0.4%]
84 Lumber, Term Loan B, 1st Lien
3.750%, 11/13/26		995	996
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 05/17/28		1,147	1,144
Advanced Drainage Systems, Inc., Initial Term Loan, 1st Lien
2.375%, VAR LIBOR + 2.250%, 07/31/26		3	2
DTZ Cushman & Wakefield
2.835%, 08/21/25		2,171	2,149
Empire Today, Term Loan, 1st Lien
5.750%, 04/03/28(F)		610	605
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 01/31/28		1,130	1,122
GGP (Brookfield Residential Property) Term Loan B
2.585%, VAR LIBOR + 2.500%, 08/27/25		3,272	3,230
HD Supply Waterworks, Term Loan B, 1st Lien
2.586%, 07/27/28		1,375	1,368
Hunter Fan Company, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 05/08/28		735	734
IPS/CP Iris, Cov-Lite Term Loan, 1st Lien
0.000%, 09/21/28(G)		571	570
IPS/CP Iris, Delayed Term Loan, 1st Lien
0.000%, 09/21/28(G)		114	114
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/17/27		1,200	1,188
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
3.882%, VAR LIBOR + 3.750%, 08/06/26		1,300	1,295
Osmose Utilities Services, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/23/28		1,020	1,016
Quikrete Holding, Term Loan B, 1st Lien
0.000%, 02/21/28(G)		740	737
Standard Industies, Term Loan, 1st Lien
2.500%, 08/06/28		995	996
The Hillman Group, Inc., Term Loan B, 1st Lien
3.250%, 07/14/28		550	549
The Hillman Group, Inc., Term Loan, 1st Lien
3.250%, 07/14/28		132	131
VC GB Holdings I Corp, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 07/21/28		335	335
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
7.250%, VAR LIBOR + 6.750%, 07/23/29		250	251

Total Housing			18,532

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Industrial Equipment [0.1%]
ADB Safegate, Cov-Lite, 1st Lien
3.500%, 10/03/24(F)	EUR	1,000	$1,106
Ahlsell, Term Loan, 1st Lien
3.500%, 02/16/26		2,000	2,301
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, VAR Euribor + 3.750%, 05/21/28		1,000	1,156
Flender, Term Loan, 1st Lien
3.750%, 01/21/28		1,000	1,153

Total Industrial Equipment			5,716

Industrial Services [0.0%]
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24		1,000	1,120

Industrials [0.3%]
Boels, Term Loan
3.250%, 02/06/27		3,000	3,464
Circet, Term Loan, 1st Lien
0.000%, 07/09/28(G)		1,500	1,734
Holding Socotec, Term Loan, 1st Lien
3.750%, 05/05/28		1,500	1,740
Oberthur Technologies SA, Term Loan, 1st Lien
4.500%, 01/09/26		3,500	4,064
Optimus Bidco SAS, Term Loan, 1st Lien
3.750%, 09/29/25		1,000	1,150

Total Industrials			12,152

Information Technology [1.8%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 09/30/27		98	97
Apttus Corporation, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 05/08/28		845	848
AQA Acquisition Holding, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 03/03/28		828	831
Aspect Software, Term Loan, 1st Lien
6.000%, 05/03/28		600	589
Aspect Software, Term Loan, 2nd Lien
9.750%, 05/03/29		175	174
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
4.334%, VAR LIBOR + 4.250%, 12/15/27		728	729
Barracuda Networks, Inc., 2020 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/12/25		1,176	1,179
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
4.084%, VAR LIBOR + 4.000%, 04/18/25		908	907
Brooks Automation, Term Loan B, 1st Lien
2.710%, 10/04/24(F)		1,000	992
Buzz Finco L.L.C., Initial Term Loan, 1st Lien
2.835%, VAR LIBOR + 2.750%, 01/29/27		2	2
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
3.882%, VAR LIBOR + 3.750%, 01/29/27		249	247
CCC Intelligent Solutions Inc., Initial Term Loan, 1st Lien
3.000%, VAR LIBOR + 2.500%, 09/21/28		765	764
Cision US, Incremental Term Loan B, 1st Lien
4.750%, 01/29/27		848	851
Cloudera, Inc., Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.500%, 12/22/27		841	840
CommerceHub, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/29/27(D)		1,000	1,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
ConnectWise, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 09/29/28	$1,055	$1,052
ConvergeOne Holdings, Corp., Initial Term Loan
5.084%, VAR LIBOR + 5.000%, 01/04/26	1,595	1,585
CoreLogic, Inc. (fka First American Corporation, The), Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 06/02/28	1,660	1,658
Cornerstone OnDemand, Inc., 2021 Refinancing Term Loan, 1st Lien
3.334%, VAR LIBOR + 3.250%, 04/22/27	4	4
Cornerstone OnDemand, Inc., Term Loan, 1st Lien
0.000%, 09/21/28(G)	730	728
Creation Technologies, Term Loan, 1st Lien
0.000%, 09/14/28(G)	845	839
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.084%, VAR LIBOR + 7.000%, 02/19/29	1,175	1,184
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.084%, VAR LIBOR + 4.000%, 10/16/26	398	398
Dell International L.L.C. (EMC Corporation), Refinancing Term B-2 Loan, 1st Lien
2.000%, VAR LIBOR + 1.750%, 09/19/25	3,038	3,036
E2open, Term Loan B, 1st Lien
4.000%, 02/04/28	1,072	1,072
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 02/10/28	950	944
Ensono, Term Loan, 1st Lien
4.750%, 05/26/28	635	636
Gigamon Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/19/24	1,395	1,395
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/27	1,612	1,617
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/02/28	564	563
Informatica, Term Loan, 1st Lien
3.250%, 02/14/27	988	1,136
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/27	319	319
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 12/01/27	1,107	1,109
LendingTree, Cov-Lite Term Loan B, 1st Lien
0.000%, 08/25/28(G)	300	300
LI Group Holdings, Inc., 2021 Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 03/11/28	746	749
Liftoff Mobile, Inc., Initial Term Loan Retired 09/30/2021, 1st Lien
4.250%, VAR LIBOR + 3.500%, 03/17/28	866	864
LogMeIn, Inc., Initial Term Loan, 1st Lien
4.833%, VAR LIBOR + 4.750%, 08/31/27	2,145	2,143
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 06/21/24	198	196
Magenta Buyer LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 07/27/28	1,780	1,779
Magnite, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 04/28/28	535	534

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Marcel LUX IV S.a.r.l., Original Facility, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/31/27	$313	$312
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.750%, 08/18/28	1,600	1,598
Maverick Bidco Inc., Closing Date Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 05/18/28	615	614
MaxLinear, Cov-Lite Term Loan B, 1st Lien
2.750%, 06/16/28	471	469
McAfee, LLC, Term B USD Loan, 1st Lien
3.837%, VAR LIBOR + 3.750%, 09/30/24	929	929
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/22/27	1,207	1,204
N-able International Holdings II, LLC, Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/19/28	485	484
Perforce Software, Inc., New Term Loan, 1st Lien
3.834%, VAR LIBOR + 3.750%, 07/01/26	2,112	2,094
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/17/27	731	732
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 06/02/28	800	801
Project Sky, Term Loan B, 1st Lien
0.000%, 08/10/28(G)	750	749
Project Sky, Term Loan, 1st Lien
0.000%, 08/10/29(G)	400	398
Proofpoint, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 08/31/28	860	855
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
4.379%, VAR LIBOR + 4.250%, 05/16/25	520	519
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, VAR LIBOR + 2.750%, 02/15/28	1,945	1,930
RealPage, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 04/24/28	1,315	1,310
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 10/02/28	830	827
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
8.500%, VAR LIBOR + 7.750%, 04/27/29	510	496
Redstone HoldCo LP, Initial Loan, 1st Lien
5.500%, 04/27/28	600	589
Renaissance Holding Corp., Initial Term Loan, 1st Lien
3.334%, VAR LIBOR + 3.250%, 05/30/25	746	739
Royal Caribbean Cruises, Term Loan, 1st Lien
9.000%, 07/27/29	110	110
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 12/17/27	322	320
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 12/17/27	513	510
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Tranche B Term Loan, 1st Lien
3.584%, VAR LIBOR + 3.500%, 07/01/26	1,078	1,076
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 06/21/24	1,338	1,323

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
0.071%, 07/28/28	$1,335	$1,337
Skillsoft Finance II, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 07/14/28	420	421
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
2.834%, VAR LIBOR + 2.750%, 02/05/24	1,443	1,427
Sovos Compliance, LLC, First Lien Delayed Draw Term Loan, 1st Lien
0.000%, VAR UNFND 0.000%, 08/11/28(G)	73	73
Sovos Compliance, LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.500%, 08/11/28	422	424
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.616%, VAR LIBOR + 3.500%, 03/05/27	1,698	1,687
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/22/27	733	735
Taboola,Inc., Tranche B Term Loan, 1st Lien
4.500%, 09/01/28	865	859
Tekni-Plex, Inc., Term Loan, 1st Lien
0.000%, 07/29/28(G)	58	58
Tenable, Term Loan B, 1st Lien
3.250%, 06/28/28	535	534
ThoughtWorks, Inc., Incremental Term Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 03/24/28	613	613
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.840%, VAR LIBOR + 3.750%, 06/30/26	737	731
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 09/15/28	407	408
UKG Inc., 2021 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 05/04/26	569	570
UKG Inc., Initial Term Loan, 1st Lien
3.834%, VAR LIBOR + 3.750%, 05/04/26	839	841
Ultra Clean Holdings, Term Loan, 1st Lien
3.835%, 08/27/25	1,823	1,825
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 11/05/27	998	994
Virtusa Corporation, Closing Date Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 02/11/28	1,279	1,280
Vision Solutions, Inc. (Precisely Software Incorporated), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 04/24/28	1,160	1,157
Voyage Australia Pty Limited, Initial U.S. Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 07/20/28	550	549
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
3.584%, VAR LIBOR + 3.500%, 06/08/28	1,370	1,366

Total Information Technology		74,767

Insurance Services [0.0%]
Siaci Saint Honore, Term Loan, 1st Lien
0.000%, 07/21/28(G)	1,500	1,736

Land Transportation [0.1%]
Daseke, Term Loan B, 1st Lien
4.750%, 03/03/28	1,895	1,893

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
LaserShip, Inc., Initial Loan, 2nd Lien
8.250%, VAR LIBOR + 7.500%, 05/07/29		$645	$645
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 05/07/28		1,100	1,101
Savage Enterprises, Cov-Lite Term Loan B, 1st Lien
3.750%, 08/11/28		1,416	1,414
Transplace Holdings. Inc. Term Loan B
4.750%, VAR LIBOR + 3.750%, 09/29/24		579	578

Total Land Transportation			5,631

Leisure Goods/Activities/Movies [0.3%]
Homair Vacances, Facility B1, 1st Lien
4.827%, VAR LIBOR + 4.750%, 07/19/24		1,500	2,008
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor + 3.750%, 09/16/26	EUR	3,000	3,319
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(F)	EUR	2,413	2,755
Stiga Facility B
4.250%, 08/30/24	EUR	2,584	2,926

Total Leisure Goods/Activities/Movies			11,008

Lodging & Casinos [0.2%]
Compass III Limited, Incremental Facility, 1st Lien
4.000%, VAR Euribor + 4.000%, 05/09/25	EUR	2,000	2,315
Flutter Entertainment plc, Euro Term Loan, 1st Lien
2.500%, VAR Euribor + 2.500%, 07/21/26	EUR	1,193	1,381
IGT Holding IV AB, Facility B1(A), 1st Lien
3.500%, VAR Euribor + 3.500%, 03/23/28		1,641	1,888
Vacalians Term Loan B
4.000%, VAR Euribor + 4.000%, 10/30/25	EUR	662	732

Total Lodging & Casinos			6,316

Manufacturing [0.6%]
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/08/27		388	388
Alpha Bidco, Term Loan, 1st Lien
3.750%, 07/30/25		3,000	3,456
American Traffice, Term Loan B, 1st Lien
3.417%, 03/24/28		892	890
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/03/28		1,085	1,079
Apex Group Treasury Limited, USD Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.750%, 07/27/28		500	499
Apex Group, Term Loan, 1st Lien
4.000%, 07/23/28		1,000	1,159
Canada Goose, Term Loan, 1st Lien
4.250%, 10/07/27		928	929
Cimpress plc, Tranche B-1 Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 05/17/28		—	1
Clark Equipment, Term Loan, 1st Lien
2.397%, 05/18/24		2	2
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26		2,955	3,419
Gates Global, Term Loan, 1st Lien
3.250%, 03/31/27(F)		542	541
Grinding Media Inc., Term Loan B, 1st Lien
0.000%, 09/21/28(G)		690	691

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Hyperion Materials & Technologies, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.500%, 08/30/28		$370	$371
Labeyrie, Term Loan, 1st Lien
0.000%, 12/31/49(G)		1,000	1,158
Lumileds (Bright Bidco) Term Loan B (2018)
4.500%, VAR LIBOR + 3.500%, 06/30/24		964	765
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/21/28		1,000	998
Ozark Holdings LLC, 2020 Refinancing Term Loan, 1st Lien
4.250%, VAR LIBOR + 4.000%, 12/10/27		715	715
Plaskolite PPC Intermediate II LLC, 2021-1 Refinancing Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/15/25		524	524
Rexnord-Zurn Holdings, Term Loan B, 1st Lien
0.000%, 09/15/28(G)		495	495
Schur Flexibles, Term Loan, 1st Lien
0.000%, 09/15/28(G)		1,000	1,156
Tenneco Inc, Term Loan B
3.085%, VAR LIBOR + 3.000%, 10/01/25		1,877	1,858
Tiger Acquisition, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 06/01/28		445	443
Truck Hero, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 01/31/28		808	806
ZF Invest, Senior Facility B, 1st Lien
4.000%, VAR Euribor + 4.000%, 07/12/28		2,000	2,318

Total Manufacturing			24,661

Materials [0.1%]
Ineos Group Holdings Ltd, Term Loan, 1st Lien
3.250%, 10/23/27		995	1,153
Kersia, Term Loan, 1st Lien
4.000%, 11/25/27		1,000	1,161

Total Materials			2,314

Media [0.1%]
Springer Nature Deutschland, Term Loan, 1st Lien
3.250%, 08/14/26		3,319	3,829

Metals/Minerals [0.1%]
Atkore International, Inc., Term Loan B, 1st Lien
2.500%, 05/18/28		1,035	1,031
Consol Energy Inc. Term Loan B
4.600%, 10/31/22(F)		1,336	1,279
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 10/13/25		1,203	1,205

Total Metals/Minerals			3,515

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22		5,000	3,000

Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	407	—

Other [0.1%]
AL AS Adventure, Term Loan, 1st Lien
5.000%, 04/01/22		2,228	2,349
Tackle Sarl, Term Loan, 1st Lien
4.000%, 05/05/28		1,500	1,734

Total Other			4,083

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Pharmaceuticals [0.1%]
Antigua Bidco Ltd, Term Loan, 1st Lien
4.000%, 08/07/26		$917	$1,063
Cheplapharm Arzneimittel GmbH
3.500%, 07/14/25		1,000	1,153

Total Pharmaceuticals			2,216

Publishing [0.1%]
Axel Springer Se Lien1
5.000%, 10/30/26	EUR	1,500	1,739
LABL, Inc., Euro Term B Loan, 1st Lien
4.250%, VAR Euribor + 4.250%, 07/01/26		2,000	2,320

Total Publishing			4,059

Real Estate [0.1%]
BME Group Holding BV, Term Loan, 1st Lien
4.250%, 10/30/26		1,500	1,738
Foncia, Term Loan, 1st Lien
3.500%, 03/17/28		2,000	2,298

Total Real Estate			4,036

Refining [0.1%]
Karpower, Term Loan
8.751%, 11/16/23		2,786	2,758

Retail [0.3%]
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.500%, VAR LIBOR + 3.750%, 11/05/27		838	839
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.500%, 08/21/22		248	6
Belk,Inc., First-Out Loan, 1st Lien
8.500%, VAR LIBOR + 7.500%, 07/31/25		1,635	1,635
Belk,Inc., Second-Out Loan, 1st Lien
5.000%, VAR FIXED 0.000%, 07/31/25		602	462
BK LC Lux SPV S.a r.l., Facility B (USD), 1st Lien
4.250%, VAR LIBOR + 3.750%, 04/28/28		885	883
Burlington Coat Factory, Term Loan B, 1st Lien
2.090%, 11/15/24		1	1
CWGS Group, LLC, Initial Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.500%, 06/03/28		1,244	1,237
DEI Sales, Inc., Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.500%, 04/28/28(D)		900	891
Great Outdoors Group, LLC, Term B-1 Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 03/06/28		917	920
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/23/23(B) (D)		794	4
Jo-Ann Stores, LLC, Term Loan B, 1st Lien
5.500%, 06/30/28		940	913
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, VAR LIBOR + 8.500%, 12/07/26		26	26
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/03/28		1,596	1,595
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.250%, 02/17/28		948	950
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 06/01/28		430	432

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
9.000%, VAR LIBOR + 8.250%, 06/01/29		$345	$346
Tory Burch LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 04/16/28		580	581

Total Retail			11,721

Retail Stores [0.1%]
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor + 3.500%, 04/11/23	EUR	1,468	1,646
THG Operations Holdings Limited, Facility B, 1st Lien
4.500%, VAR Euribor + 4.500%, 12/10/26	EUR	2,000	2,318
Toys ‘R’ Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		9	209

Total Retail Stores			4,173

Retailers (except food & drug) [0.1%]
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
4.906%, VAR SONIA + 4.750%, 06/23/25	GBP	2,000	2,677

Retailers (other than food/drug) [0.1%]
Cd&R Firefly Bidco Ltd Lien1
3.750%, 06/23/25	EUR	500	578
Euro Garage Limited (EG Group) (GBP) Term Loan B
4.832%, VAR LIBOR + 4.750%, 02/07/25	GBP	1,940	2,598
Peer Holding Iii B.V
3.500%, 11/27/26	EUR	2,000	2,313

Total Retailers (other than food/drug)			5,489

Service [1.4%]
Addison Group Term Loan B
4.835%, 04/10/26		370	368
Adtalem Global, Term Loan B, 1st Lien
5.250%, 08/12/28		2,645	2,646
AlixPartners, Term Loan B, 1st Lien
3.250%, 02/04/28		643	641
American Public Education, Term Loan B, 1st Lien
6.250%, 03/29/27		590	589
American Residential Services L.L.C., Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 10/15/27		657	656
APX Group, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 07/10/28		1,420	1,415
Array Tech, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.250%, 10/14/27		427	426
Ascend Learning LLC Term Loan B
4.000%, VAR LIBOR + 3.000%, 07/12/24		975	974
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 07/12/24		988	988
Belfor Holdings Inc., Initial Term Loan, 1st Lien
4.085%, VAR LIBOR + 4.000%, 02/13/26		1,266	1,269
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.000%, 10/30/26		841	843
Conservice, Term Loan B, 1st Lien
4.357%, 05/13/27		943	943
Consilio, Term Loan B, 1st Lien
4.500%, 04/30/28		728	723

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Convergint, Delayed Term Loan, 1st Lien
0.000%, 03/18/28(G)	$101	$102
Convergint, Term Loan, 1st Lien
4.500%, 03/18/28	484	485
Evertec Group, LLC Term Loan B (2018)
3.585%, VAR LIBOR + 3.500%, 11/20/24	982	982
Exela Term Loan B (2018)
7.500%, VAR LIBOR + 6.500%, 07/12/23	540	415
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/28	939	933
First Student Bidco Inc., Initial Term C Loan, 1st Lien
3.500%, VAR LIBOR + 3.000%, 07/21/28	346	344
Foundational Education Group, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.250%, 08/31/28	535	532
Foundational Education Group, Inc., Initial Term Loan, 2nd Lien
7.000%, VAR LIBOR + 6.500%, 08/31/29	170	170
GFL Environmental, Term Loan, 1st Lien
3.500%, 05/30/25(F)	801	802
Gopher Resource, Term Loan B, 1st Lien
4.250%, 03/06/25	489	450
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 01/29/26	893	900
Guidehouse LLP, Initial Term Loan, 1st Lien
4.084%, VAR LIBOR + 4.000%, 05/01/25	2,335	2,337
Harsco, Term Loan, 1st Lien
2.750%, 03/05/28	670	668
Lakeshore Learning Materials, Term Loan, 1st Lien
0.000%, 09/29/28(G)	490	489
Maximus, Term Loan B, 1st Lien
2.500%, 05/12/28	530	529
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.084%, VAR LIBOR + 5.000%, 09/21/26	2,303	2,312
National Intergovernmental Purchasing Alliance, Term Loan B
3.647%, VAR LIBOR + 3.500%, 05/19/25	1,443	1,431
Oravel Stays, Term Loan B, 1st Lien
9.000%, 06/05/26	340	357
Pacific Architects Inc, Term Loan, 1st Lien
5.250%, 10/19/27(F)	1,393	1,390
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/09/28	723	719
Paysafe Fungible, Term Loan, 1st Lien
0.000%, 06/28/28(G)	1,000	1,138
Paysafe Holdings, Term Loan B-1, 1st Lien
3.250%, 06/09/28	1,145	1,132
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/01/28	1,541	1,541
Pitney Bowes, Term Loan B, 1st Lien
4.090%, 03/12/28	454	454
Pivotal Payments, Term Loan, 1st Lien
3.000%, 09/29/25	575	577
PODS, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR + 3.000%, 03/31/28	726	726
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR + 2.750%, 09/23/26	1,866	1,864
Priority Holdings, LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR + 5.750%, 04/27/27	1,140	1,136

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Red Ventures, Term Loan B, 1st Lien
4.250%, 11/08/24	$617	$615
Refficiency Holdings LLC, Initial DDTL, 1st Lien
4.000%, VAR UNFND + 4.000%, 12/16/27	154	154
Refficiency Holdings LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/16/27	797	796
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 09/25/26	665	665
Signal Parent, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 03/25/28	960	948
Socotec, Term Loan, 1st Lien
5.000%, 05/05/28	695	694
Spin Holdco Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 03/04/28	853	855
St. George’s University Scholastic Services LLC, Term Loan B, 1st Lien
0.000%, 06/29/28(G)	630	629
St. George’s University Scholastic Services LLC, Term Loan, 1st Lien
3.340%, VAR LIBOR + 3.250%, 07/17/25	465	463
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
5.250%, VAR LIBOR + 4.500%, 12/04/26	800	800
Titan Acquisitionco New Zealand Limited, 2020 Refinancing Term Loan, 1st Lien
4.132%, VAR LIBOR + 4.000%, 05/01/26	336	335
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
2.500%, VAR LIBOR + 1.500%, 02/28/25	1,016	1,053
Travelport Finance (Luxembourg) S.a r.l., Term Loan, 1st Lien
0.898%, 05/29/26	707	606
United Talent, Term Loan B, 1st Lien
4.750%, 07/07/28	335	332
Ventia (LS Deco LLC Leighton) Term Loan B
5.000%, VAR LIBOR + 3.500%, 05/21/22	3,388	3,400
Webhelp, Term Loan, 1st Lien
0.000%, 07/28/28(G)	2,000	2,313
0.000%, 07/28/28(G)	910	907
Weld North Education, Cov-Lite Term Loan, 1st Lien
0.000%, 12/21/27(G)	557	557
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
3.250%, VAR LIBOR + 2.750%, 03/24/28	1,595	1,593
WW International, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 04/13/28	984	983

Total Service		56,094

Shipping [0.0%]
PS Logistics LLC Term Loan
6.750%, VAR LIBOR + 4.750%, 03/06/25	764	763
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
7.750%, 07/26/29	350	346
WWEX UNI TopCo Holdings, LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 07/26/28	380	381

Total Shipping		1,490

Software & Service [0.1%]
Dedalus, Term Loan, 1st Lien
3.750%, 05/04/27	2,500	2,891

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Inovie Group, Term Loan, 1st Lien
3.750%, 03/03/28		$1,000	$1,158

Total Software & Service			4,049

Surface transport [0.1%]
Silk Bidco AS, Facility B, 1st Lien
4.000%, VAR Euribor + 4.000%, 02/24/25	EUR	2,500	2,734

Technology [0.4%]
Bock Capital Bidco BV, Term Loan, 1st Lien
4.000%, 04/28/28		2,000	2,320
Gfk SE, Term Loan B-1, 1st Lien
3.750%, 04/21/28		1,500	1,740
Helios Software Hold, Term Loan, 1st Lien
3.750%, 03/05/28		1,322	1,529
Mermaid Bidco, Term Loan, 1st Lien
3.750%, 12/22/27		1,000	1,159
Paysafe Holdings, Term Loan, 1st Lien
3.000%, 06/09/28		1,000	1,138
Philips DA, Term Loan, 1st Lien
0.000%, 06/09/28(G)		1,500	1,734
Sitel Group, Term Loan, 1st Lien
0.000%, 07/28/28(G)		2,500	2,896
Technicolor, Term Loan, 1st Lien
12.235%, 06/03/24		796	842
6.000%, 06/03/24		538	660
6.000%, 06/03/24		621	768

Total Technology			14,786

Telecommunications [0.7%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, VAR Euribor + 3.000%, 07/31/25	EUR	2,394	2,715
Circet Group Circet (Odyssey Investissement)
3.250%, 04/28/25	EUR	2,000	2,311
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/11/26		2,044	2,045
Consolidated Communications, Inc., Term Loan B-1
4.250%, 10/02/27		785	786
Frontier Communications Holdings, LLC, TLB, 1st Lien
4.500%, VAR LIBOR + 3.750%, 05/01/28		599	597
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, VAR Euribor + 4.250%, 10/08/27		995	1,156
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.834%, VAR LIBOR + 1.750%, 03/01/27		859	848
Lorca Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor + 4.250%, 09/17/27		2,500	2,898
Lumen Technologies Inc., Term B Loan, 1st Lien
2.335%, VAR LIBOR + 2.250%, 03/15/27		1,550	1,532
MetroNet Systems Holdings, LLC, 2021 Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 06/02/28		606	606
Neustar Term Loan B-4
4.500%, VAR LIBOR + 3.500%, 08/08/24		1,526	1,526
Neustar Term Loan B-5
5.500%, 08/08/24		288	287
Numericable U.S. LLC (SFR) Term Loan B-13
4.125%, VAR LIBOR + 4.000%, 08/14/26		2,231	2,221
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.814%, VAR LIBOR + 3.688%, 01/31/26		2,352	2,330

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.879%, VAR LIBOR + 2.750%, 07/31/25		$742	$729
Windstream Services II, LLC, Initial Term Loan, 1st Lien
7.250%, VAR LIBOR + 6.250%, 09/21/27		1,156	1,160
Xplornet, Term Loan, 1st Lien
0.000%, 09/30/28(G)		810	809
Zacapa (Ufinet), Term Loan B
4.632%, VAR LIBOR + 4.500%, 07/02/25		1,740	1,748
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor + 3.000%, 01/31/29	EUR	3,000	3,435

Total Telecommunications			29,739

Transportation [0.1%]
Dexko Global, Term Loan B, 1st Lien
0.000%, 09/22/28(G)		752	751
Dexko Global, Term Loan, 1st Lien
0.000%, 09/22/28(G)		904	1,045
0.000%, 09/22/28(G)		143	143
0.000%, 09/22/28(G)		96	111
Pilot Travel Centers, LLC, Initial Tranche B Term Loan, 1st Lien
0.102%, 08/04/28		1,285	1,280
Superior Industries, Closing Date Term Loan
4.085%, VAR LIBOR + 4.000%, 05/22/24		909	904
Wabash National, Term Loan B, 1st Lien
4.000%, 09/17/27		798	797

Total Transportation			5,031

Utility [0.4%]
Calpine Term Loan B-9
2.090%, VAR LIBOR + 2.000%, 04/05/26		1,183	1,169
Centuri Group, Term Loan B, 1st Lien
3.000%, 08/27/28		535	534
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 10/02/25		1,703	1,512
GGP (Brookfield Residential Property) Term Loan, 1st Lien
3.250%, 08/01/25(F)		2,031	2,015
Granite Generation LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 11/09/26		2,751	2,700
Invenergy Thermal Operating I LLC, Term Loan B
3.084%, VAR LIBOR + 3.000%, 08/28/25		884	870
Longview Power LLC, Term Loan
11.500%, 04/14/25		436	438
MGroup Term Loan B
4.824%, 07/25/25	GBP	2,700	3,529
Talen Energy Supply Term Loan B (2019)
3.835%, 06/26/26		2,365	2,201

Total Utility			14,968

Wireless Communications [0.1%]
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 12/17/27		998	1,000
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 5.000%, 04/27/27		721	725
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
3.250%, VAR LIBOR + 2.500%, 11/04/26		757	757
Orbcomm Inc., Closing Date Term Loan, 1st Lien
5.000%, VAR LIBOR + 4.250%, 09/01/28		300	300

Total Wireless Communications			2,782

Total Loan Participations
(Cost $745,382)			741,590

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Mortgage-Backed Securities [10.0%]
522 Funding CLO, Ser 2021-7A, Cl E
6.420%, VAR ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A)		$1,700	$1,663
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
5.710%, VAR Euribor 3 Month + 5.710%, 04/25/34	EUR	1,000	1,138
Arbour CLO VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month + 6.400%, 03/15/33	EUR	3,500	4,041
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.320%, VAR Euribor 3 Month + 6.320%, 04/17/32	EUR	1,500	1,736
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month + 6.350%, 07/20/32	EUR	3,250	3,757
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
6.090%, VAR Euribor 3 Month + 6.090%, 10/24/33	EUR	850	980
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month + 4.820%, 11/15/31	EUR	1,500	1,669
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month + 6.450%, 11/15/31	EUR	1,000	1,044
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
3.130%, VAR Euribor 3 Month + 3.130%, 07/28/34	EUR	900	1,040
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
6.080%, VAR Euribor 3 Month + 6.080%, 06/22/34	EUR	2,055	2,345
Aurium CLO VII DAC, Ser 2021-7X, Cl E
5.860%, VAR Euribor 3 Month + 5.860%, 05/15/34	EUR	2,125	2,428
BABSN, Ser 2018-IA, Cl ER
5.634%, VAR ICE LIBOR USD 3 Month + 5.500%, 01/20/31(A)		2,000	1,846
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
4.970%, VAR Euribor 3 Month + 4.970%, 04/20/32	EUR	1,690	1,746
Barings CLO 2019-III, Ser 2021-3A, Cl ER
6.834%, VAR ICE LIBOR USD 3 Month + 6.700%, 04/20/31(A)		1,500	1,496
Barings Euro CLO BV, Ser 2018-1X, Cl C
1.500%, VAR Euribor 3 Month + 1.500%, 04/15/31	EUR	1,100	1,250
Barings Euro CLO BV, Ser 2018-1X, Cl E
4.120%, VAR Euribor 3 Month + 4.120%, 04/15/31	EUR	4,275	4,573
Barings Euro CLO BV, Ser 2018-2X, Cl E
5.050%, VAR Euribor 3 Month + 5.050%, 10/15/31	EUR	3,000	3,359
Barings Euro CLO BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month + 5.790%, 07/27/31	EUR	2,900	3,282
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month + 6.500%, 07/24/32	EUR	2,475	2,832
Battalion CL XVIII, Ser 2020-18A, Cl E
8.066%, VAR ICE LIBOR USD 3 Month + 7.940%, 10/15/32(A) (D)		2,000	1,995

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Battalion CLO X, Ser 2021-10A, Cl DR2
6.735%, VAR ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A)		$2,750	$2,743
Battalion Clo XIV, Ser 2019-14A, Cl E
6.814%, VAR ICE LIBOR USD 3 Month + 6.680%, 04/20/32(A)		3,450	3,443
Birch Grove CLO 2, Ser 2021-2A, Cl E
7.064%, VAR ICE LIBOR USD 3 Month + 6.950%, 10/19/34(A)		1,750	1,715
Black Diamond CLO, Ser 2017-1A, Cl C
4.075%, VAR ICE LIBOR USD 3 Month + 3.950%, 04/24/29(A)		3,000	2,949
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month + 6.500%, 10/03/29	EUR	1,220	1,324
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month + 2.650%, 10/03/29	EUR	5,000	5,784
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month + 4.100%, 05/15/32	EUR	3,000	3,396
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month + 4.420%, 03/15/31	EUR	3,000	3,274
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month + 6.600%, 03/15/31	EUR	1,750	1,913
Blackrock European Clo III Designated Activity, Ser 2021-3X, Cl ER
6.130%, VAR Euribor 3 Month + 6.130%, 07/19/35	EUR	3,000	3,397
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
8.920%, VAR Euribor 3 Month + 8.920%, 12/15/32	EUR	1,250	1,419
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, VAR Euribor 3 Month + 4.630%, 12/15/30	EUR	2,000	2,233
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
5.800%, VAR Euribor 3 Month + 5.800%, 05/25/34	EUR	2,500	2,840
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.050%, VAR Euribor 3 Month + 5.050%, 10/30/30	EUR	2,000	2,231
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, VAR Euribor 3 Month + 6.770%, 07/15/35	EUR	5,850	6,769
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
4.580%, VAR Euribor 3 Month + 4.580%, 01/15/31	EUR	2,000	2,167
Carlyle Euro CLO DAC, Ser 2021-2X, Cl CR
3.500%, VAR Euribor 3 Month + 3.500%, 08/15/32	EUR	1,300	1,505
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
3.026%, VAR ICE LIBOR USD 3 Month + 2.900%, 07/15/30(A)		1,800	1,705
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
5.500%, VAR Euribor 3 Month + 5.500%, 01/16/33	EUR	2,000	2,230
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
4.930%, VAR Euribor 3 Month + 4.930%, 07/15/31	EUR	3,300	3,695

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
4.580%, VAR Euribor 3 Month + 4.580%, 01/25/32	EUR	2,400	$2,659
Catamaran CLO, Ser 2018-1A, Cl E
6.495%, VAR ICE LIBOR USD 3 Month + 6.370%, 10/25/31(A)		3,500	3,272
CIFC European Funding CLO IV DAC, Ser 2021-4X, Cl D
3.100%, VAR Euribor 3 Month + 3.100%, 08/18/35	EUR	1,300	1,503
Cifc Funding, Ser 2018-4RA, Cl D
5.834%, VAR ICE LIBOR USD 3 Month + 5.700%, 10/17/30(A)		2,200	2,139
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
3.488%, VAR ICE LIBOR USD 3 Month + 3.350%, 10/23/31(A)		2,000	1,934
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
3.376%, VAR ICE LIBOR USD 3 Month + 3.250%, 10/15/31(A)		2,250	2,186
CRNPT, Ser 2018-4A, Cl D
2.884%, VAR ICE LIBOR USD 3 Month + 2.750%, 04/20/31(A)		3,000	2,926
Crown Point CLO 8, Ser 2019-8A, Cl E
7.234%, VAR ICE LIBOR USD 3 Month + 7.100%, 10/20/32(A)		4,000	3,967
Crown Point CLO 9, Ser 2021-9A, Cl DR
3.882%, VAR ICE LIBOR USD 3 Month + 3.750%, 07/14/34(A)		2,000	1,997
Crown Point CLO 9, Ser 2021-9A, Cl ER
6.892%, VAR ICE LIBOR USD 3 Month + 6.760%, 07/14/34(A)		2,375	2,298
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
5.860%, VAR Euribor 3 Month + 5.860%, 02/22/34	EUR	1,200	1,397
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
8.060%, VAR Euribor 3 Month + 8.060%, 02/22/34	EUR	615	697
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
6.700%, VAR Euribor 3 Month + 6.700%, 06/17/32	EUR	1,000	1,156
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, VAR Euribor 3 Month + 4.750%, 07/15/32	EUR	911	1,024
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
7.270%, VAR Euribor 3 Month + 7.270%, 08/15/31	EUR	1,250	1,385
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month + 6.330%, 01/17/33	EUR	4,200	4,840
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, VAR Euribor 3 Month + 6.670%, 10/15/32	EUR	2,640	3,051
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, VAR Euribor 3 Month + 4.720%, 01/15/32	EUR	3,225	3,625
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
6.820%, VAR Euribor 3 Month + 6.820%, 01/15/34	EUR	2,000	2,305

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Elevation CLO, Ser 2019-1A, Cl D1R2
7.775%, VAR ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A)		$2,210	$2,214
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
7.980%, VAR Euribor 3 Month + 7.980%, 04/24/34	EUR	500	566
Euro-Galaxy IV CLO BV, Ser 2021-4X, Cl DRR
3.050%, VAR Euribor 3 Month + 3.050%, 07/30/34	EUR	1,120	1,294
Euro-Galaxy IV CLO BV, Ser 2021-4X, Cl ERR
6.070%, VAR Euribor 3 Month + 6.070%, 07/30/34	EUR	2,250	2,544
Euro-Galaxy V CLO BV, Ser 2021-5X, Cl ERR
5.820%, VAR Euribor 3 Month + 5.820%, 02/15/34	EUR	1,350	1,541
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
6.200%, VAR Euribor 3 Month + 6.200%, 07/25/35	EUR	3,000	3,397
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, VAR Euribor 3 Month + 5.910%, 01/20/32	EUR	3,550	4,103
Greywolf CLO II, Ser 2021-1A, Cl DRR
7.176%, VAR ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A)		3,000	2,969
Greywolf CLO III, Ser 2020-3RA, Cl DR
7.058%, VAR ICE LIBOR USD 3 Month + 6.920%, 04/15/33(A)		5,000	4,998
Halsey Point CLO I, Ser 2019-1A, Cl E
7.834%, VAR ICE LIBOR USD 3 Month + 7.700%, 01/20/33(A)		2,000	2,005
HalseyPoint CLO 3, Ser 2020-3A, Cl E
8.469%, VAR ICE LIBOR USD 3 Month + 8.340%, 11/30/32(A)		1,500	1,508
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, VAR Euribor 3 Month + 5.120%, 02/15/30	EUR	1,000	1,107
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, VAR Euribor 3 Month + 2.550%, 01/15/31	EUR	1,800	2,042
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month + 6.300%, 11/18/29	EUR	3,250	3,625
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, VAR Euribor 3 Month + 5.570%, 10/15/31	EUR	3,000	3,331
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
6.110%, VAR Euribor 3 Month + 6.110%, 01/15/32	EUR	1,500	1,692
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.310%, VAR Euribor 3 Month + 8.310%, 10/20/32	EUR	1,500	1,694
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
3.450%, VAR Euribor 3 Month + 3.450%, 10/15/34	EUR	1,855	2,147
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.030%, VAR Euribor 3 Month + 7.030%, 11/14/32	EUR	2,300	2,663
ICG Euro CLO DAC, Ser 2021-1X, Cl E
6.460%, VAR Euribor 3 Month + 6.460%, 10/15/34	EUR	2,000	2,269

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
ICG Euro CLO DAC, Ser 2021-1X, Cl F
8.820%, VAR Euribor 3 Month + 8.820%, 10/15/34	EUR	1,000	$1,118
Jamestown CLO XIV, Ser 2019-14A, Cl D
7.174%, VAR ICE LIBOR USD 3 Month + 7.040%, 10/20/32(A)		3,600	3,591
Jamestown CLO XVI, Ser 2021-16A, Cl D
3.775%, VAR ICE LIBOR USD 3 Month + 3.650%, 07/25/34(A)		2,000	1,997
Jamestown CLO XVI, Ser 2021-16A, Cl E
7.285%, VAR ICE LIBOR USD 3 Month + 7.160%, 07/25/34(A)		1,000	980
KKR CLO 14, Ser 2018-14, Cl ER
6.276%, VAR ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A)		2,000	1,944
KKR CLO 26, Ser 2021-26, Cl ER
0.000%, 10/15/34(A) (F)		3,000	2,961
KVK CLO, Ser 2021-1A, Cl ER2
0.000%, 10/15/34(A) (F)		2,000	1,975
KVK CLO, Ser 2021-1A, Cl FR2
0.000%, 10/15/34(A) (F)		1,000	900
Laurelin DAC, Ser 2018-1X, Cl ER
5.430%, VAR Euribor 3 Month + 5.430%, 10/20/31	EUR	5,000	5,539
LCM 33, Ser 2021-33A, Cl D
3.312%, VAR ICE LIBOR USD 3 Month + 3.200%, 07/20/34(A)		1,625	1,620
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, VAR Euribor 3 Month + 4.700%, 05/25/31	EUR	1,150	1,285
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, VAR Euribor 3 Month + 7.150%, 04/15/32	EUR	2,500	2,888
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, VAR Euribor 3 Month + 2.800%, 02/15/31	EUR	3,000	3,456
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
4.860%, VAR Euribor 3 Month + 4.860%, 02/15/31	EUR	3,650	4,043
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, VAR Euribor 3 Month + 5.200%, 10/15/31	EUR	3,000	3,433
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, VAR Euribor 3 Month + 5.200%, 10/15/31	EUR	151	173
Madison Park Funding XI, Ser 2017-11A, Cl ER
6.588%, VAR ICE LIBOR USD 3 Month + 6.450%, 07/23/29(A)		3,500	3,481
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
6.338%, VAR ICE LIBOR USD 3 Month + 6.200%, 01/22/31(A)		3,000	2,992
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, VAR Euribor 3 Month + 4.850%, 10/15/30	EUR	1,500	1,554
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month + 8.750%, 01/15/30	EUR	2,000	2,150

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
5.860%, VAR Euribor 3 Month + 5.860%, 12/15/31	EUR	900	$1,008
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, VAR Euribor 3 Month + 5.390%, 10/15/32	EUR	1,300	1,419
Marble Point CLO XII, Ser 2018-1A, Cl D
3.126%, VAR ICE LIBOR USD 3 Month + 3.000%, 07/16/31(A)		5,000	4,757
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
3.394%, VAR ICE LIBOR USD 3 Month + 3.260%, 04/21/31(A)		1,500	1,403
Midocean Credit CLO IX, Ser 2018-9A, Cl E
6.184%, VAR ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A)		1,000	957
Mountain View CLO, Ser 2018-9A, Cl CR
3.246%, VAR ICE LIBOR USD 3 Month + 3.120%, 07/15/31(A)		2,500	2,412
Northwoods Capital 20, Ser 2021-20A, Cl ER
7.975%, VAR ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A)		2,438	2,421
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
3.250%, VAR Euribor 3 Month + 3.250%, 07/22/34	EUR	1,375	1,587
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
6.060%, VAR Euribor 3 Month + 6.060%, 07/22/34	EUR	2,300	2,651
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
8.630%, VAR Euribor 3 Month + 8.630%, 07/22/34	EUR	3,230	3,604
Northwoods Capital 22, Ser 2020-22A, Cl E
8.940%, VAR ICE LIBOR USD 3 Month + 8.820%, 09/01/31(A)		5,000	5,049
Northwoods Capital 25, Ser 2021-25A, Cl D
3.874%, VAR ICE LIBOR USD 3 Month + 3.750%, 07/20/34(A)		2,000	1,997
Northwoods Capital 25, Ser 2021-25A, Cl E
7.264%, VAR ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A)		2,000	1,916
Northwoods Capital XV, Ser 2021-15A, Cl ER
7.762%, VAR ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A)		2,000	1,936
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month + 2.500%, 01/20/32	EUR	3,000	3,428
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl E
6.200%, VAR Euribor 3 Month + 6.200%, 02/21/30	EUR	1,500	1,720
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month + 7.300%, 02/21/30	EUR	1,100	1,237
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl D
3.500%, VAR Euribor 3 Month + 3.500%, 04/18/35	EUR	960	1,118
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
5.670%, VAR Euribor 3 Month + 5.670%, 04/18/35	EUR	4,455	5,048

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Ocean Trails CLO 8, Ser 2021-8A, Cl DR
3.881%, VAR ICE LIBOR USD 3 Month + 3.750%, 07/15/34(A)		$2,000	$1,997
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
7.581%, VAR ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A)		1,000	978
Ocean Trails CLO VII, Ser 2019-7A, Cl E
7.014%, VAR ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A)		3,000	2,932
OZLM IX, Ser 2018-9A, Cl CRR
3.384%, VAR ICE LIBOR USD 3 Month + 3.250%, 10/20/31(A)		1,500	1,498
OZLM IX, Ser 2018-9A, Cl DRR
6.254%, VAR ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A)		2,000	1,865
OZLM VI, Ser 2018-6A, Cl DS
6.184%, VAR ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A)		3,550	3,243
OZLM XI, Ser 2017-11A, Cl DR
7.129%, VAR ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A)		3,000	2,898
OZLM XXII, Ser 2018-22A, Cl D
5.434%, VAR ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A)		1,800	1,611
OZLM XXIV, Ser 2019-24A, Cl D
7.184%, VAR ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A)		4,000	3,898
Palmer Square European Loan Funding DAC, Ser 2020-1X, Cl F
7.700%, VAR Euribor 3 Month + 7.700%, 01/15/30	EUR	3,200	3,372
Parallel, Ser 2018-1A, Cl C
2.934%, VAR ICE LIBOR USD 3 Month + 2.800%, 04/20/31(A)		2,000	1,901
Parallel, Ser 2018-1A, Cl D
5.384%, VAR ICE LIBOR USD 3 Month + 5.250%, 04/20/31(A)		1,250	1,073
Pikes Peak CLO 5, Ser 2020-5A, Cl E
6.834%, VAR ICE LIBOR USD 3 Month + 6.700%, 04/20/33(A)		2,500	2,506
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
6.400%, VAR Euribor 3 Month + 6.400%, 04/20/32	EUR	1,000	1,119
Regatta XIV Funding, Ser 2018-3A, Cl E
6.075%, VAR ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A)		3,600	3,518
Regatta XV Funding, Ser 2018-4A, Cl D
6.625%, VAR ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A)		1,750	1,734
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
6.030%, VAR Euribor 3 Month + 6.030%, 01/20/33	EUR	2,000	2,311
Sculptor European Clo II DAC, Ser 2021-2X, Cl DR
3.600%, VAR Euribor 3 Month + 3.600%, 04/15/34	EUR	1,000	1,157
Sculptor European Clo II DAC, Ser 2021-2X, Cl ER
5.890%, VAR Euribor 3 Month + 5.890%, 04/15/34	EUR	1,100	1,250
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
3.400%, VAR Euribor 3 Month + 3.400%, 10/15/34	EUR	1,350	1,564
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, VAR Euribor 3 Month + 4.500%, 01/15/34	EUR	1,025	1,195

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, VAR Euribor 3 Month + 8.380%, 01/15/34	EUR	255	$293
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
6.170%, VAR Euribor 3 Month + 6.170%, 07/17/34	EUR	2,500	2,827
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.697%, 11/16/27(F)	EUR	3,000	3,354
Sound Point CLO V-R, Ser 2018-1RA, Cl D
3.234%, VAR ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A)		1,000	966
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
6.618%, VAR ICE LIBOR USD 3 Month + 6.470%, 07/15/34(A)		3,500	3,423
Sound Point CLO XXIV, Ser 2019-3A, Cl E
7.435%, VAR ICE LIBOR USD 3 Month + 7.310%, 10/25/32(A)		3,000	3,015
Sound Point CLO XXVII, Ser 2020-2A, Cl E
7.365%, VAR ICE LIBOR USD 3 Month + 7.240%, 10/25/31(A)		3,000	3,014
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, VAR Euribor 3 Month + 4.430%, 01/15/32	EUR	5,650	5,826
St. Paul’s CLO V, Ser 2017-5X, Cl ER
5.150%, VAR Euribor 3 Month + 5.150%, 02/20/30	EUR	1,500	1,734
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
6.120%, VAR Euribor 3 Month + 6.120%, 07/18/34	EUR	4,000	4,530
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, VAR Euribor 3 Month + 4.600%, 01/17/30	EUR	2,800	2,961
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
6.360%, VAR Euribor 3 Month + 6.360%, 04/22/35	EUR	2,000	2,277
Toro European CLO 2 DAC, Ser 2021-2X, Cl DRR
3.550%, VAR Euribor 3 Month + 3.550%, 07/25/34	EUR	2,000	2,312
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
6.470%, VAR Euribor 3 Month + 6.470%, 07/25/34	EUR	2,000	2,264
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
6.300%, VAR Euribor 3 Month + 6.300%, 07/15/34	EUR	2,000	2,276
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, VAR Euribor 3 Month + 6.490%, 01/12/32	EUR	1,207	1,336
Toro European CLO 6 DAC, Ser 2021-6X, Cl DR
3.500%, VAR Euribor 3 Month + 3.500%, 01/12/32	EUR	1,030	1,191
Tralee CLO V, Ser 2018-5A, Cl D
3.334%, VAR ICE LIBOR USD 3 Month + 3.200%, 10/20/28(A)		3,000	2,937
Trimaran Cavu, Ser 2019-1A, Cl E
7.174%, VAR ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A)		1,800	1,784
Trimaran Cavu, Ser 2019-2A, Cl D
7.084%, VAR ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A)		1,750	1,714
Trimaran Cavu, Ser 2021-1A, Cl E
6.638%, VAR ICE LIBOR USD 3 Month + 6.500%, 04/23/32(A)		4,000	3,990

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, VAR Euribor 3 Month + 7.160%, 11/16/32	EUR	2,000	$2,329
VIBR, Ser 2018-8A, Cl D
5.884%, VAR ICE LIBOR USD 3 Month + 5.750%, 01/20/31(A)		2,000	1,816
Vibrant CLO XIII, Ser 2021-13A, Cl D
7.159%, VAR ICE LIBOR USD 3 Month + 7.060%, 07/15/34(A)		4,000	3,950
Voya CLO, Ser 2018-3A, Cl DR
6.034%, VAR ICE LIBOR USD 3 Month + 5.900%, 10/18/31(A)		2,500	2,419
Voya CLO, Ser 2021-1A, Cl D
3.261%, VAR ICE LIBOR USD 3 Month + 3.150%, 07/15/34(A)		1,150	1,148
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
3.200%, VAR Euribor 3 Month + 3.200%, 07/15/35	EUR	1,350	1,560
Voya Euro CLO IV DAC, Ser 2020-4X, Cl E
6.650%, VAR Euribor 3 Month + 6.650%, 01/15/34	EUR	690	805
Voya Euro CLO IV DAC, Ser 2020-4X, Cl F
8.530%, VAR Euribor 3 Month + 8.530%, 01/15/34	EUR	305	349
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
3.100%, VAR Euribor 3 Month + 3.100%, 04/15/35	EUR	1,100	1,273
Wellfleet CLO, Ser 2021-2A, Cl D
0.000%, 07/15/34(A) (F)		2,000	1,997
Wellfleet CLO, Ser 2021-2A, Cl E
0.000%, 07/15/34(A) (F)		1,000	993
York CLO-5, Ser 2018-1A, Cl E
6.148%, VAR ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A)		2,500	2,464
Zais CLO 5, Ser 2016-2A, Cl B
3.426%, VAR ICE LIBOR USD 3 Month + 3.300%, 10/15/28(A)		4,500	4,444

Total Mortgage-Backed Securities
Cost ($400,917)			409,961

Sovereign Debt [6.3%]
Abu Dhabi Government International Bond, MTN
3.875%, 04/16/50		791	906
3.125%, 09/30/49		797	802
Angolan Government International Bond
9.375%, 05/08/48		1,084	1,122
9.125%, 11/26/49		744	759
8.250%, 05/09/28		518	538
8.000%, 11/26/29		239	245
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,565
Argentine Republic Government International Bond
2.500%, 3.50%, 7/9/2022, 07/09/22(E)		2,233	825
2.000%, 3.88%, 7/9/2022, 07/09/22(E)		8,283	3,216
1.125%, 1.50%, 7/9/2022, 07/09/22(E)		5,227	1,711
1.000%, 07/09/29		1,910	733
0.500%, 0.75%, 7/9/2023, 07/09/23(E)		6,291	2,312
0.500%, 07/09/29	EUR	—	—
Bahrain Government International Bond
7.500%, 09/20/47		453	468
Brazilian Government International Bond
8.250%, 01/20/34		374	497
7.125%, 01/20/37		330	398
6.000%, 04/07/26		274	315
5.625%, 01/07/41		246	250
5.625%, 02/21/47		360	360
5.000%, 01/27/45		550	515
4.625%, 01/13/28		393	414
Chile Government International Bond
3.500%, 01/25/50		506	506
3.240%, 02/06/28		203	216
3.100%, 05/07/41		621	600
3.100%, 01/22/61		260	235

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Colombia Government International Bond
8.125%, 05/21/24		$588	$680
7.375%, 09/18/37		437	537
6.125%, 01/18/41		728	802
5.625%, 02/26/44		756	790
4.125%, 05/15/51		501	433
3.875%, 04/25/27		697	723
Cordoba City
2.125%, 09/29/27		8,546	5,427
Costa Rica Government International Bond
6.125%, 02/19/31		449	462
5.625%, 04/30/43		368	328
Croatia Government International Bond
6.000%, 01/26/24		1,058	1,182
Development Bank of Kazakhstan JSC
4.125%, 12/10/22		766	794
Dominican Republic International Bond
7.450%, 04/30/44		504	602
6.875%, 01/29/26		1,084	1,255
6.850%, 01/27/45		989	1,106
6.500%, 02/15/48		280	300
6.400%, 06/05/49		274	291
6.000%, 07/19/28		259	293
5.875%, 01/30/60		3,029	2,972
5.500%, 01/27/25		425	465
5.300%, 01/21/41(A)		604	599
4.875%, 09/23/32		1,698	1,736
Ecuador Government International Bond
5.000%, 5.50%, 7/31/2021, 07/31/22(A) (E)		1,939	1,634
1.000%, 2.50%, 7/31/2021, 07/31/22(A) (E)		10,347	6,868
0.500%, 1.50%, 7/31/2021, 07/31/22(A) (E)		2,737	1,599
Egypt Government International Bond, MTN
8.875%, 05/29/50		1,787	1,775
8.750%, 09/30/51(A)		14,500	14,145
8.700%, 03/01/49		411	400
8.500%, 01/31/47		1,318	1,277
7.903%, 02/21/48		1,314	1,204
7.625%, 05/29/32		493	493
7.600%, 03/01/29		496	515
7.300%, 09/30/33		1,000	971
6.588%, 02/21/28		314	316
5.875%, 02/16/31		658	607
5.800%, 09/30/27		5,000	4,909
El Salvador Government International Bond
9.500%, 07/15/52		343	269
8.625%, 02/28/29		565	435
8.250%, 04/10/32		216	162
7.650%, 06/15/35		167	121
7.625%, 02/01/41		680	483
7.125%, 01/20/50		375	259
Gabon Government International Bond
6.625%, 02/06/31		745	736
6.375%, 12/12/24		403	430
Ghana Government International Bond
8.950%, 03/26/51		777	710
8.875%, 05/07/42		655	611
8.625%, 04/07/34		578	551
8.125%, 03/26/32		401	381
7.625%, 05/16/29		447	426
Guatemala Government Bond
6.125%, 06/01/50		489	566
Hungary Government International Bond
5.375%, 03/25/24		758	842
3.125%, 09/21/51(A)		284	280
2.125%, 09/22/31(A)		260	257
Indonesia Government International Bond, MTN
8.500%, 10/12/35		353	553
7.750%, 01/17/38		504	751
6.625%, 02/17/37		365	499
5.950%, 01/08/46		341	462
5.250%, 01/17/42		447	545
5.250%, 01/08/47		289	361
5.125%, 01/15/45		908	1,101
4.750%, 07/18/47		474	557
Iraq International Bond
6.752%, 03/09/23		12,103	12,284
5.800%, 01/15/28		267	259
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	732	908
5.875%, 10/17/31	EUR	558	676
4.875%, 01/30/32	EUR	499	565

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Jamaica Government International Bond
7.875%, 07/28/45	$296	$412
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45	736	1,066
Lebanon Government International Bond, MTN
8.250%, 04/12/21(B)	2,657	462
7.250%, 03/23/37(B)	1	—
7.050%, 11/02/35(B)	157	27
7.000%, 03/23/32(B)	898	152
6.850%, 03/23/27(B)	1,262	213
6.600%, 11/27/26(B)	624	106
6.375%, 10/31/21(B)	1,502	252
6.150%, 06/19/20(B)	1,760	295
6.100%, 10/04/22(B)	3,210	543
6.000%, 01/27/23(B)	448	76
5.800%, 04/14/20(B)	928	155
Mexico Government International Bond
6.050%, 01/11/40	276	338
5.750%, 10/12/10	550	627
5.550%, 01/21/45	455	533
4.750%, 03/08/44	198	212
3.771%, 05/24/61	1,581	1,407
3.750%, 04/19/71	1,054	913
2.659%, 05/24/31	452	437
Mongolia Government International Bond
5.625%, 05/01/23	216	227
4.450%, 07/07/31	200	195
Morocco Government International Bond
5.500%, 12/11/42	265	300
4.250%, 12/11/22	538	557
Nigeria Government International Bond, MTN
9.248%, 01/21/49	313	341
8.250%, 09/28/51(A)	4,984	5,020
7.696%, 02/23/38	445	441
7.625%, 11/28/47	523	506
7.375%, 09/28/33(A)	660	667
6.500%, 11/28/27	305	317
Oman Government International Bond
7.000%, 01/25/51	296	301
6.750%, 10/28/27	431	480
6.750%, 01/17/48	723	718
6.500%, 03/08/47	1,409	1,370
6.250%, 01/25/31	205	220
6.000%, 08/01/29	462	487
4.750%, 06/15/26	296	304
Pakistan Government International Bond, MTN
8.875%, 04/08/51	515	520
8.250%, 04/15/24	1,050	1,124
8.250%, 09/30/25	378	411
7.375%, 04/08/31(A)	1,164	1,164
6.875%, 12/05/27	766	772
Pakistan Water & Power Development Authority
7.500%, 06/04/31	336	334
Panama Government International Bond
9.375%, 04/01/29	356	520
8.875%, 09/30/27	375	512
7.125%, 01/29/26	110	135
6.700%, 01/26/36	516	688
4.500%, 05/15/47	344	376
4.300%, 04/29/53	550	584
4.000%, 09/22/24	265	285
Paraguay Government International Bond
5.400%, 03/30/50	210	242
4.700%, 03/27/27	291	324
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	620	702
Peruvian Government International Bond
8.750%, 11/21/33	987	1,526
7.350%, 07/21/25	770	932
5.625%, 11/18/50	567	773
3.230%, 07/28/21	355	295
2.780%, 12/01/60	703	595
Philippine Government International Bond
10.625%, 03/16/25	367	484
9.500%, 02/02/30	595	923
7.750%, 01/14/31	376	542
6.375%, 10/23/34	435	602
3.950%, 01/20/40	553	604
2.950%, 05/05/45	290	277
Province of Salta
9.500%, 03/16/22	10	10
Province of Santa Fe
7.000%, 03/23/23	14,000	12,950

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Provincia de Buenos Aires, MTN
3.900%, 5.25%, 9/1/2022, 09/01/37(E)		$55,082	$24,511
3.500%, 4.50%, 9/1/2022, 09/01/22(E)		2,679	1,072
Provincia de Cordoba
5.000%, 12/10/25		31,476	23,793
Provincia de Entre Rios
5.000%, 08/08/28		18,700	13,090
Qatar Government International Bond
5.103%, 04/23/48		518	689
4.817%, 03/14/49		1,327	1,710
4.400%, 04/16/50		288	352
3.250%, 06/02/26		952	1,029
Republic of Belarus International Bond
7.625%, 06/29/27		298	295
6.200%, 02/28/30		242	214
Republic of Kenya Government International Bond
8.000%, 05/22/32		350	388
6.300%, 01/23/34		366	362
Republic of South Africa Government International Bond
5.875%, 05/30/22		267	276
5.875%, 06/22/30		259	287
5.750%, 09/30/49		341	326
5.650%, 09/27/47		660	629
5.000%, 10/12/46		342	304
4.300%, 10/12/28		925	932
Romanian Government International Bond, MTN
6.750%, 02/07/22		342	349
6.125%, 01/22/44		118	155
4.375%, 08/22/23		1,026	1,096
4.000%, 02/14/51		1,098	1,098
3.624%, 05/26/30	EUR	310	405
3.375%, 01/28/50	EUR	753	860
3.000%, 02/14/31		182	186
Russian Foreign Bond - Eurobond
5.250%, 06/23/47		1,000	1,269
4.375%, 03/21/29		800	908
4.250%, 06/23/27		400	446
Saudi Government International Bond, MTN
5.250%, 01/16/50		825	1,069
5.000%, 04/17/49		910	1,136
4.625%, 10/04/47		323	380
4.500%, 04/22/60		462	553
3.750%, 01/21/55		813	851
3.450%, 02/02/61(A)		527	519
Sri Lanka Government International Bond
7.850%, 03/14/29		760	468
7.550%, 03/28/30		424	260
5.750%, 01/18/22		1,200	1,074
Third Pakistan International Sukuk
5.625%, 12/05/22		604	619
Turkey Government International Bond
6.875%, 03/17/36		212	206
6.500%, 09/20/33		491	472
6.350%, 08/10/24		361	374
6.125%, 10/24/28		305	302
6.000%, 03/25/27		247	247
6.000%, 01/14/41		301	262
5.875%, 06/26/31		746	702
5.750%, 03/22/24		566	580
5.750%, 05/11/47		1,043	867
5.600%, 11/14/24		255	259
4.875%, 04/16/43		788	615
3.250%, 03/23/23		323	322
Ukraine Government International Bond
9.750%, 11/01/28		581	683
7.750%, 09/01/23		730	782
7.750%, 09/01/24		325	353
7.750%, 09/01/25		659	717
7.750%, 09/01/26		625	680
7.375%, 09/25/32		2,143	2,199
7.253%, 03/15/33		755	767
6.876%, 05/21/29		561	570
1.258%, VAR N/A 0.000%, 05/31/40		2,000	2,182
Uruguay Government International Bond
7.875%, 01/15/33		494	731
7.625%, 03/21/36		527	790
5.100%, 06/18/50		541	690
4.975%, 04/20/55		908	1,138
4.125%, 11/20/45		448	526
Vertical US Newco
5.250%, 07/15/27(A)		1,400	1,471
Vietnam Government International Bond
4.800%, 11/19/24		578	641

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Zambia Government International Bond
8.970%, 07/30/27	$835	$648

Total Sovereign Debt
Cost ($274,915)		259,657

Life Settlement Contracts [2.3%](D)(H)(I)*
American General Life #508L, Acquired 05/30/2014	2,595	2,272
American General Life #542L, Acquired 07/30/2015	83	340
American General Life #906L, Acquired 07/30/2015	479	3,084
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,009
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	3,324
AXA Equitable Life #1898, Acquired 11/04/2013	441	1,055
AXA Equitable Life #7233, Acquired 11/04/2013	395	2,163
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	3,972
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,145
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,995
Guardian Insurance #0346, Acquired 11/04/2013	646	2,014
Hartford Life #4700, Acquired 11/24/2015	81	239
ING Reliastar #1234, Acquired 12/05/2013	1,067	5,150
ING Reliastar #3394, Acquired 05/30/2014	3,687	6,434
ING Reliastar #4842, Acquired 11/20/2013	921	2,810
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,342
John Hancock #0430, Acquired 05/30/2014	2,418	3,970
John Hancock #1929, Acquired 05/30/2014	3,812	3,257
John Hancock #5072, Acquired 05/30/2014	1,409	4,079
John Hancock #5080, Acquired 11/19/2013	313	4,077
John Hancock #5885, Acquired 05/30/2014	894	2,104
John Hancock #6686, Acquired 05/30/2014	3,035	2,723
Lincoln National #4754, Acquired 09/17/2015	610	3,909
Lincoln National #5658, Acquired 09/17/2015	329	1,508
Lincoln National #7099, Acquired 09/17/2015	1,254	3,496
Lincoln National #8558, Acquired 09/17/2015	1,659	2,236
Mass Mutual #5167, Acquired 05/30/2014	63	1,957
Mass Mutual #5681, Acquired 11/05/2013	288	2,742
Met Life #8MLU, Acquired 05/20/2014	1,413	839
Penn Life #8183, Acquired 10/18/2016	46	138
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,202
Phoenix Life #5715, Acquired 10/18/2016	570	2,717
Phoenix Life #6157, Acquired 10/18/2016	569	2,704
Phoenix Life #8499, Acquired 05/30/2014	756	1,545
Phoenix Life #8509, Acquired 05/30/2014	761	1,545
Principal Financial #6653, Acquired 10/30/2013	306	—
Security Mutual Life #5380, Acquired 10/28/2013	410	—
Transamerica #1708, Acquired 10/28/2013	957	1,023
Transamerica #8205, Acquired 10/28/2013	714	618

Total Life Settlement Contracts
(Cost $52,071)		93,737

Common Stock [0.1%]
Agricultural [0.0%]
Mriya Farming PLC *	2,903	—

Chemicals [0.0%]
Hexion Holdings, Cl B *	19,802	436

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Consumer Cyclical [0.0%]
TruKid *		$232	$579

Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—

Energy [0.0%]
BlackBrush Oil & Gas, L.P.		39,375	—

Energy Equipment & Services [0.1%]
FTS International, Cl A *		26,754	658

Financials [0.0%]
Propco Certificates * (D)		3,788	75

Total Financials			75

Health Care [0.0%]
Novartex		180,000	27

Total Health Care			27

Manufacturing [0.0%]
Vivarte		6,000	1

Media Entertainment [0.1%]
iHeartMedia *		12,136	304

Total Media Entertainment			304

Oil Field Services [0.0%]
Superior Energy		30,620	1,347

Oil, Gas & Consumable Fuels [0.0%]
Summit Midstream Partners *		11,456	407

Retail [0.0%]
Qurate Retail		900	97

Retailers [0.0%]
Belk, Inc.		81	1
Penney Borrower LLC * (D)		505	5

Total Retailers			6
Services [0.0%]
A’ayan Leasing & Investment KSCP *		1,169,438	453
Wayne Services Legacy *		257	—

Total Services			453

Technology [0.0%]
AS ADV Shares		127,800	—

Total Technology			—

Utilities [0.0%]
Longview Power LLC		64,904	179

Total Common Stock
(Cost $6,066)			4,569

Convertible Bonds [0.3%]
Broadcasting & Cable [0.0%]
Liberty Interactive CV to 1.000
4.000%, 11/15/29		1,448	1,129

Cable Satellite [0.0%]
DISH Network CV to 15.343
3.375%, 08/15/26		1,030	1,071

Coal Mining [0.0%]
New World Resources CV to 1.000
4.000%cash or 8.000% PIK, 10/07/20(B)	EUR	380	11

Internet Content-Entmnt [0.0%]
Twitter CV to 7.691
2.002%, 03/15/26(A)		683	634

Telephones & Telecommunications [0.1%]
Digicel Group 0.5 CV to 1.000
7.000%, 10/01/70		1,776	1,460

Textile-Products [0.2%]
Sasa Polyester Sanayi CV to 25,587.769
3.250%, 06/30/26	EUR	7,900	8,893

Total Convertible Bonds
Cost ($13,016)			13,198

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Limited Partnership [1.0%]
Cartesian LP*	$10,000	$12,234
Golub Capital (O)	16,875,000	16,875
Oberland Capital Healthcare Solutions LP (O)	5,268,289	5,023
Primary Wave Music IP LP (O)	8,491,843	8,049

Total Limited Partnership
(Cost $40,636)		42,181

Warrants [0.0%]
Chesapeake Energy,
Expires 02/12/26* (J)	8,485	281
Prophylaxis *(J)(K)	—	—
Toys ‘R’ Us/Hill Street
Expires 06/21/22* (J)	14,795	7

Total Warrants
(Cost $223)		288

Preferred Stock [0.0%]
[0.0%]
Blackbrush Oil & Gas, LP (N)	1,270	547

Total Preferred Stock
(Cost $367)		547

Closed-End Funds [0.3%]
Cliffwater Corporate Lending Fund	942,507	10,028
Stone Ridge Reinsurance Risk Premium Interval Fund	2,968	114

Total Closed-End Funds
(Cost $10,124)		10,142

Short-Term Investment [4.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	174,578,599	174,579

Total Short-Term Investment
(Cost $174,579)		174,579

Total Investments [99.3%]
(Cost $4,215,691)		4,082,003

Percentages are based on net assets of $4,111,912 (000).

*    Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2021.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2021, the value of these securities amounted to $1,206,515 (000), representing 29.3% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Step Bond — The rate reported is the rate in effect on September 30, 2021. The coupon on a step bond changes on a specific date.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Unsettled bank loan, Interest rate not available.

(H)	Security is considered illiquid. The total market value of such security as of September 30, 2021 was $93,737 (000) and represented 2.3% of the net assets of the Fund.

(I)

Security is considered restricted. The total market value of such securities as of September 30, 2021 was $93,737 (000) and represented 2.3% the net assets of the Fund. Please see restricted table below for further details.

(J)	Strike Price is unavailable.

(K)	Expiration date is unavailable.

(L)	Perpetual security with no stated maturity date.

(M)	Maturity date is unavailable.

(N)	There is currently not rate available.

(O) Unfunded Commitments as of September 30, 2021:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3, Inc	$16,875,000	$58,125,000	None	None
Oberland Capital Healthcare Solutions Offshore LP	1,782,074	17,715,097	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,241,091	16,681,250	None	None
Primary Wave Music IP Fund 3, LP	41,508,157	41,508,157	None	None
Total	$63,406,322	$134,029,504

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

JPY — Japanese Yen

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

LLP — Limited Liability Partnership

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SA — Special Assessment

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable

At September 30, 2021, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2021, were as follows:

	Face Amount (000)	Acquisition Date	Right to Acquire Date
American General Life #508L	$2,595	5/30/2014	5/30/2014
American General Life #542L	83	7/30/2015	7/30/2015
American General Life #906L	479	7/30/2015	7/30/2015
AXA Equitable Life #0474	7,290	11/4/2013	11/4/2013
AXA Equitable Life #1616	3,254	5/30/2014	5/30/2014
AXA Equitable Life #1898	441	11/4/2013	11/4/2013
AXA Equitable Life #7233	395	11/4/2013	11/4/2013
AXA Equitable Life #7578	2,104	11/4/2013	11/4/2013
AXA Equitable Life #7857	2,297	11/4/2013	11/4/2013
AXA Equitable Life #8538	1,333	11/4/2013	11/4/2013
Guardian Insurance #0346	646	11/4/2013	11/4/2013
Hartford Life #4700	81	11/24/2015	11/24/2015
ING Reliastar #1234	1,067	12/5/2013	12/5/2013
ING Reliastar #3394	3,687	5/30/2014	5/30/2014
ING Reliastar #4842	921	11/20/2013	11/20/2013
ING Reliastar #776H	1,518	5/30/2014	5/30/2014
John Hancock #0430	2,418	5/30/2014	5/30/2014
John Hancock #1929	3,812	5/30/2014	5/30/2014
John Hancock #5072	1,409	5/30/2014	5/30/2014
John Hancock #5080	313	11/19/2013	11/19/2013
John Hancock #5885	894	5/30/2014	5/30/2014
John Hancock #6686	3,035	5/30/2014	5/30/2014
Lincoln National #4754	610	9/17/2015	9/17/2015
Lincoln National #5658	329	9/17/2015	9/17/2015
Lincoln National #7099	1,254	9/17/2015	9/17/2015
Lincoln National #8558	1,659	9/17/2015	9/17/2015
Mass Mutual #5167	63	5/30/2014	5/30/2014
Mass Mutual #5681	288	11/5/2013	11/5/2013
Met Life #8MLU	1,413	5/20/2014	5/20/2014
Penn Life #8183	46	10/18/2016	10/18/2016
Penn Mutual #3106	1,294	5/30/2014	5/30/2014
Phoenix Life #5715	570	10/18/2016	10/18/2016
Phoenix Life #6157	569	10/18/2016	10/18/2016
Phoenix Life #8499	756	5/30/2014	5/30/2014
Phoenix Life #8509	761	5/30/2014	5/30/2014
Principal Financial #6653	306	10/30/2013	10/30/2013
Security Mutual Life #5380	410	10/28/2013	10/28/2013
Transamerica #1708	957	10/28/2013	10/28/2013
Transamerica #8205	714	10/28/2013	10/28/2013

	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	$2,595	$2,272	0.1%
American General Life #542L	83	340	0.0%
American General Life #906L	479	3,084	0.1%
AXA Equitable Life #0474	7,290	8,009	0.2%
AXA Equitable Life #1616	3,254	3,324	0.1%
AXA Equitable Life #1898	441	1,055	0.0%
AXA Equitable Life #7233	395	2,163	0.1%
AXA Equitable Life #7578	2,104	3,972	0.1%
AXA Equitable Life #7857	2,297	1,145	0.0%
AXA Equitable Life #8538	1,333	1,995	0.0%
Guardian Insurance #0346	646	2,014	0.0%
Hartford Life #4700	81	239	0.0%
ING Reliastar #1234	1,067	5,150	0.1%
ING Reliastar #3394	3,687	6,434	0.2%
ING Reliastar #4842	921	2,810	0.1%
ING Reliastar #776H	1,518	1,342	0.0%
John Hancock #0430	2,418	3,970	0.1%
John Hancock #1929	3,812	3,257	0.1%
John Hancock #5072	1,409	4,079	0.1%
John Hancock #5080	313	4,077	0.1%
John Hancock #5885	894	2,104	0.1%
John Hancock #6686	3,035	2,723	0.1%
Lincoln National #4754	610	3,909	0.1%
Lincoln National #5658	329	1,508	0.0%
Lincoln National #7099	1,254	3,496	0.1%
Lincoln National #8558	1,659	2,236	0.1%
Mass Mutual #5167	63	1,957	0.0%
Mass Mutual #5681	288	2,742	0.1%
Met Life #8MLU	1,413	839	0.0%
Penn Life #8183	46	138	0.0%
Penn Mutual #3106	1,294	1,202	0.0%
Phoenix Life #5715	570	2,717	0.1%
Phoenix Life #6157	569	2,704	0.1%
Phoenix Life #8499	756	1,545	0.0%
Phoenix Life #8509	761	1,545	0.0%
Principal Financial #6653	306	0	0.0%
Security Mutual Life #5380	410	0	0.0%
Transamerica #1708	957	1,023	0.0%
Transamerica #8205	714	618	0.0%
	$52,071	$93,737	2.3%

A list of the open forward foreign currency contracts held by the Fund at September 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	12/22/21	CHF	1,450	USD	1,572	$13
U.S. Bank	12/22/21	EUR	8,800	USD	10,341	129
U.S. Bank	12/22/21	JPY	480,000	USD	4,393	77
U.S. Bank	10/13/21	USD	1,366	GBP	1,000	(19)
U.S. Bank	10/13/21	GBP	29,600	USD	40,958	1,075
U.S. Bank	10/13/21 - 10/18/21	EUR	450,546	USD	533,256	11,253
U.S. Bank	10/18/21	EUR	1,800	USD	2,084	(2)
						$12,526

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (continued)

The following is a list of the inputs used as of September 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$2,331,538	$16	$2,331,554
Loan Participations	—	737,705	3,885	741,590
Mortgage-Backed Securities	—	407,966	1,995	409,961
Sovereign Debt	—	259,657	—	259,657
Life Settlement Contracts	—	—	93,737	93,737
Common Stock	2,528	1,961	80	4,569
Convertible Bonds	—	13,198	—	13,198
Limited Partnership(a)	—	—	—	42,181
Warrants	—	288	—	288
Preferred Stock	—	547	—	547
Closed-End Funds	10,142	—	—	10,142
Short-Term Investment	174,579	—	—	174,579
Total Investments in Securities	$187,249	$3,752,860	$99,713	$4,082,003

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$12,547	$—	$12,547
Unrealized Depreciation	—	(21)	—	(21)
Total Other Financial Instruments	$—	$12,526	$—	$12,526

(a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $99,713 (000) in Level 3 securities as of September 30, 2021, $93,737 (000) or 94.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of September 30, 2021:

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Mortgage-Backed Securities
Beginning balance as of October 1, 2020	$2	$2,180	$—
Accrued discounts/ premiums	(10)	—	—
Realized gain/(loss)	(11)	4	—
Change in unrealized appreciation/(depreciation)	20	(31)	—
Purchases	—	—	—
Sales/paydowns	(1)	(2,153)	—
Transfers into Level 3	16	3,885	1,995
Transfers out of Level 3	—	—	—
Ending balance as of September 30, 2021	$16	$3,885	$1,995
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$16	$(779)	$35

	Investments in Sovereign Debt	Investments in Life Settlement Contracts	Investments in Common Stock
Beginning balance as of October 1, 2020	$2	$128,281	$—
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	15,773	—
Change in unrealized appreciation/(depreciation)	—	10,760	—
Purchases	—	—	—
Sales/paydowns	(2)	(61,077)	—
Transfers into Level 3	—	—	80
Transfers out of Level 3	—	—	—
Ending balance as of September 30, 2021	$—	$93,737	$80
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(17,916)	$12

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

consolidated schedule of investments
September 30, 2021
City National Rochdale Fixed Income Opportunities Fund (concluded)

	Investments in Warrants	Total
Beginning balance as of October 1, 2020	$2,241	$132,706
Accrued discounts/ premiums	—	(10)
Realized gain/(loss)	(7,007)	8,759
Change in unrealized appreciation/(depreciation)	4,766	15,515
Purchases	—	—
Sales/paydowns	—	(63,233)
Transfers into Level 3	—	5,976
Transfers out of Level 3	—	—
Ending balance as of September 30, 2021	$—	$99,713
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(18,632)

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of September 30, 2021. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at September 30, 2021 (000)	Valuation Techniques
Life Settlement Contracts	$93,737	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.29%
		Expected Maturity (months)	20-127 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in significantly higher or lower fair value measurements. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the year ended September 30, 2021, there were transfers of $5,976 into Level 3. Transfers between Levels are recognized at year end.

At September 30, 2021, the Fund had the following investments in life settlement contracts:

Projected Year of Maturity	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2023	3	$14,842	$23,500
2024	9	23,281	46,750
2025	9	26,009	70,500
2026	10	18,243	66,000
Thereafter	8	11,362	44,598
	39	$93,737	$251,348

For the year ended September 30, 2021, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation/(depreciation) on investments, consisted of a net positive change to fair value on life settlement contracts of $10,759,855, offset by $22,169,652 in premiums paid and continuing costs associated with its investment in the policies. For the year ended September 30, 2021, the Fund realized gains of $15,773,452 on matured life settlement contracts, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain/(loss) on investments.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

schedule of investments
September 30, 2021
City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds [15.9%]
Banks [11.5%]
Access Bank, MTN
10.500%, 10/19/21	$9,895	$9,918
Global Bank
4.500%, 10/20/21	5,810	5,804
Turkiye Vakiflar Bankasi TAO, MTN
5.500%, 10/27/21	9,300	9,306

Total Banks		25,028

Building-Heavy Construct [0.1%]
Andrade Gutierrez International
11.000%, 08/20/21(A)	201	153
11.000%, 08/20/21(A) (B)	1	1

Total Building-Heavy Construct		154

Electric Utilities [4.3%]
Instituto Costarricense de Electricidad
6.950%, 11/10/21	9,390	9,395

Total Corporate Bonds
(Cost $34,683)		34,577

Sovereign Debt [11.2%]
Namibia International Bonds
5.500%, 11/03/21	9,800	9,824
Provincia de Buenos Aires, MTN
5.250%, 09/01/37	9,000	4,005
Third Pakistan International Sukuk
5.500%, 10/13/21	10,394	10,388

Total Sovereign Debt
(Cost $23,930)		24,217

Description	Shares	Value (000)
Short-Term Investment‡ [73.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	158,228,866	$158,229

Total Short-Term Investment
(Cost $158,229)		$158,229

Total Investments [100.1%]
(Cost $216,842)		$217,023

Percentages are based on net assets of $216,687 (000).

**    The rate reported is the 7-day effective yield as of September 30, 2021.

‡

The Fund’s investment objective is to provide interest income and capital preservation in order to achieve positive returns. Refer to the Fund’s previous annual report at: https://www.citynationalrochdalefunds.com/fund_reports

(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2021, the value of this security amounted to $1 (000), representing 0.0% of the net assets of the Fund.

Cl — Class

MTN — Medium Term Note

The following is a list of the inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,577	$—	$34,577
Sovereign Debt	—	24,217	—	24,217
Short-Term Investment	158,229	—	—	158,229
Total Investments in Securities	$158,229	$58,794	$—	$217,023

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

schedule of investments
September 30, 2021
City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [98.2%]
Communication Services [8.1%]
AT&T	188,500	$5,092
BCE	70,000	3,504
Interpublic Group of	114,500	4,199
Verizon Communications	119,167	6,436

Total Communication Services		19,231

Consumer Discretionary [3.7%]
Genuine Parts	20,300	2,461
Hanesbrands	130,600	2,241
Newell Brands	181,100	4,009

Total Consumer Discretionary		8,711

Consumer Staples [11.8%]
Altria Group	144,550	6,580
Coca-Cola	81,772	4,291
General Mills	72,780	4,354
Philip Morris International	69,300	6,569
Procter & Gamble	44,700	6,249

Total Consumer Staples		28,043

Energy [7.5%]
Chevron	44,500	4,514
ConocoPhillips	51,000	3,456
Marathon Petroleum	76,000	4,698
Williams	196,900	5,108

Total Energy		17,776

Financials [21.7%]
Ares Capital	253,400	5,152
Arthur J Gallagher	29,400	4,370
Cincinnati Financial	60,650	6,928
Citizens Financial Group	105,500	4,956
Compass Diversified Holdings (A)	140,000	3,944
Fifth Third Bancorp	163,400	6,935
First Horizon	232,400	3,786
Hartford Financial Services Group	69,700	4,896
KeyCorp	212,800	4,601
MetLife	97,000	5,988

Total Financials		51,556

Health Care [4.5%]
Merck	73,150	5,495
Pfizer	119,444	5,137

Total Health Care		10,632

Industrials [5.2%]
Emerson Electric	52,000	4,898
Lockheed Martin	21,200	7,316

Total Industrials		12,214

Information Technology [9.4%]
Cisco Systems	122,000	6,640
Intel	45,100	2,403
Paychex	62,150	6,989
Qualcomm	48,700	6,281

Total Information Technology		22,313

Materials [4.2%]
International Paper	89,500	5,005
Sonoco Products	84,650	5,043

Total Materials		10,048

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

schedule of investments
September 30, 2021
City National Rochdale Dividend & Income Fund (concluded)

Description	Shares	Value (000)
REITs [9.8%]
Crown Castle International	25,600	$4,437
Mid-America Apartment Communities	36,000	6,723
National Retail Properties	115,200	4,975
Prologis	56,689	7,111

Total REITs		23,246

Utilities [12.3%]
American Electric Power	34,900	2,833
Avangrid	67,600	3,285
Dominion Energy	47,300	3,454
Duke Energy	68,006	6,637
Entergy	47,800	4,747
Eversource Energy	44,542	3,642
NextEra Energy Partners	30,700	2,313
Sempra Energy	18,200	2,302

Total Utilities		29,213

Total Common Stock
(Cost $177,638)		232,983

Exchange-Traded Fund [0.6%]
Invesco Preferred ETF	85,000	1,277

Total Exchange-Traded Fund
(Cost $1,263)		1,277

Short-Term Investment [0.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	1,681,800	1,682

Total Short-Term Investment
(Cost $1,682)		1,682

Total Investments [99.5%]
(Cost $180,583)		235,942

Percentages are based on net assets of $237,219 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2021.

(A)	Security is a Master Limited Partnership. At September 30, 2021, such securities amounted to $3,944 (000), or 1.7% of the net assets of the Fund.

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

As of September 30, 2021, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

schedule of investments
September 30, 2021
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [99.1%]
Aerospace & Defense [1.6%]
L3Harris Technologies	10,000	$2,202
Northrop Grumman	12,000	4,322

Total Aerospace & Defense		6,524

Beverages [1.8%]
PepsiCo	49,000	7,370

Capital Markets [5.1%]
Blackstone, Cl A (A)	87,000	10,121
CME Group, Cl A	36,000	6,962
S&P Global	10,000	4,249

Total Capital Markets		21,332

Chemicals [1.5%]
Sherwin-Williams	23,100	6,462

Commercial Banks [2.7%]
JPMorgan Chase	68,000	11,131

Commercial Services & Supplies [2.5%]
Cintas	27,000	10,278

Consumer Finance [3.0%]
Ally Financial	165,000	8,423
Synchrony Financial	86,000	4,204

Total Consumer Finance		12,627

Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	7,369

Electric Utilities [1.5%]
NextEra Energy	80,000	6,282

Food & Staples Retailing [3.8%]
Costco Wholesale	21,000	9,436
Walmart	46,000	6,412

Total Food & Staples Retailing		15,848

Health Care Equipment & Supplies [3.3%]
Danaher	18,000	5,480
Edwards Lifesciences *	75,000	8,491

Total Health Care Equipment & Supplies		13,971

Health Care Providers & Services [4.6%]
HCA Healthcare	18,000	4,369
UnitedHealth Group	38,000	14,848

Total Health Care Providers & Services		19,217

Hotels, Restaurants & Leisure [5.3%]
Expedia Group *	28,000	4,589
McDonald’s	33,000	7,956
Starbucks	86,000	9,487

Total Hotels, Restaurants & Leisure		22,032

Industrial Conglomerates [0.7%]
Roper Technologies	7,000	3,123

Insurance [2.2%]
Aon, Cl A	32,000	9,145

Interactive Media & Services [4.0%]
Alphabet, Cl A *	4,200	11,229
Facebook, Cl A *	16,000	5,430

Total Interactive Media & Services		16,659

Internet & Catalog Retail [2.4%]
Amazon.Com *	3,100	10,184

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

schedule of investments
September 30, 2021
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
IT Services [8.9%]
Accenture, Cl A	36,000	$11,517
Mastercard, Cl A	34,000	11,821
Visa, Cl A	63,000	14,033

Total IT Services		37,371

Life Sciences Tools & Services [4.5%]
Charles River Laboratories International *	22,000	9,079
Thermo Fisher Scientific	17,000	9,712

Total Life Sciences Tools & Services		18,791

Machinery [1.8%]
Trane Technologies	44,000	7,597

Media [1.7%]
Comcast, Cl A	126,000	7,047

Pharmaceuticals [1.9%]
Zoetis, Cl A	40,000	7,766

Professional Services [1.0%]
TransUnion	39,000	4,380

Real Estate Investment Trusts [1.3%]
Equinix	7,000	5,531

Road & Rail [1.2%]
Old Dominion Freight Line	17,000	4,862

Semiconductors & Semiconductor Equipment [5.8%]
Applied Materials	64,000	8,239
ASML Holding, Cl G	11,000	8,196
NXP Semiconductors	41,000	8,030

Total Semiconductors & Semiconductor Equipment		24,465

Software [9.3%]
Adobe *	20,000	11,514
Microsoft	98,000	27,628

Total Software		39,142

Specialty Retail [4.0%]
Home Depot	40,000	13,130
TJX	54,000	3,563

Total Specialty Retail		16,693

Technology Hardware, Storage & Peripherals [5.0%]
Apple	148,000	20,942

Telephones & Telecommunications [1.9%]
Walt Disney *	48,000	8,120

Water Utilities [1.3%]
American Water Works	32,000	5,409

Wireless Telecommunication Services [1.7%]
T-Mobile US *	55,000	7,027

Total Common Stock
(Cost $186,121)		414,697

Short-Term Investment [1.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	4,373,682	4,374

Total Short-Term Investment
(Cost $4,374)		4,374

Total Investments [100.1%]
(Cost $190,495)		$419,071

Percentages are based on net assets of $418,650 (000).

*    Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2021.

(A)	Security is a Master Limited Partnership. At September 30, 2021, such securities amounted to $10,121 (000), or 2.4% of the net assets of the Fund.

Cl — Class

As of September 30, 2021, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended September 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

statements of assets and liabilities (000)
September 30, 2021

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$4,768,389	$29,283		$113,290	$73,829
Investments in securities, at value	$4,490,389	$29,910		$110,818	$76,050
Repurchase agreements, at value	278,000	—		—	—
Affiliated Investments, at value	—	—		3,660	—
Dividend and interest receivable	3,700	113		920	904
Receivable for capital shares sold	—	3		11	33
Foreign tax reclaim receivable	—	—		9	—
Receivable due from investment adviser	—	18		—	11
Prepaid expenses	1,213	—		1	1
Total Assets	$4,773,302	$30,044		$115,419	$76,999

LIABILITIES:
Payable for income distributions	$41	$15		$78	$54
Payable for capital shares redeemed	—	—		—	38
Investment advisory fees payable	161	—		13	—
Shareholder servicing and distribution fees payable	1,007	6		24	26
Administrative fees payable	75	16		17	16
Audit expense payable	—	13		13	13
Accrued expenses	175	2		6	8
Total Liabilities	$1,459	$52		$151	$155
Net Assets	$4,771,843	$29,992		$115,268	$76,844

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$4,771,829	$29,908		$112,488	$74,604
Total distributable earnings	14	84		2,780	2,240
Net Assets	$4,771,843	$29,992		$115,268	$76,844

Class N Shares:
Net Assets	$642,240	$2,823		$12,837	$7,050
Total shares outstanding at end of year	642,230	264		1,201	653
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.71	*	$10.69	$10.80

Class S Shares:
Net Assets	$689,506	$—		$—	$—
Total shares outstanding at end of year	689,497	—		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—		$—	$—

Servicing Class Shares:
Net Assets	$3,440,097	$27,169		$102,431	$69,794
Total shares outstanding at end of year	3,440,106	2,540		9,598	6,485
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.69	*	$10.67	$10.76

*	NAV per share as of September 30, 2021 does not calculate to the stated NAV per share due to rounding of net assets and shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
September 30, 2021

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)	City National Rochdale Short Term Emerging Markets Debt Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$1,940,414	$95,728		$4,215,691	$216,842
Investments in securities, at value	$2,056,309	$94,536		$4,082,003	$217,023
Affilliated investments, at value	—	2,972		—	—
Cash	—	—		2,357	—
Foreign currency(1)	—	—		5,221	—
Dividend and interest receivable	23,277	532		45,502	1,545
Foreign tax reclaim receivable	—	24		402	—
Receivable for capital shares sold	5,441	72		13,719	—
Receivable for investment securities sold	520	—		73,853	—
Unrealized gain on forward foreign currency contracts	—	—		12,547	—
Prepaid expenses	20	1		43	3
Total Assets	$2,085,567	$98,137		$4,235,647	$218,571

LIABILITIES:
Payable for investment securities purchased	$20,454	$—		$117,174	$1,486
Payable for income distributions	2,894	—		—	116
Payable for capital shares redeemed	2,053	326		2,022	75
Unrealized loss on forward foreign currency contracts	—	—		21	—
Investment advisory fees payable	843	6		2,165	116
Shareholder servicing and distribution fees payable	680	39		1,701	45
Administrative fees payable	68	16		66	18
Accrued expenses	150	19		586	28
Total Liabilities	$27,142	$406		$123,735	$1,884
Net Assets	$2,058,425	$97,731		$4,111,912	$216,687

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,999,339	$93,171		$4,508,993	$231,838
Total distributable earnings/(loss)	59,086	4,560		(397,081)	(15,151)
Net Assets	$2,058,425	$97,731		$4,111,912	$216,687

Institutional Class Shares:
Net Assets	$—	$3,247		$—	$—
Total shares outstanding at end of year	—	119		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$27.20	*	$—	$—

Class N Shares:
Net Assets	$1,235,195	$94,484		$4,111,912	$—
Total shares outstanding at end of year	111,588	3,472		175,809	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$11.07	$27.21		$23.39	$—

Servicing Class Shares:
Net Assets	$823,230	$—		$—	$—
Total shares outstanding at end of year	74,329	—		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$11.08	$—		$—	$—

Class Y Shares:
Net Assets	$—	$—		$—	$216,687
Total shares outstanding at end of year	—	—		—	26,950
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—		$—	$8.04

(1)	Cost of foreign currency $5,249 (000).

* NAV per share as of September 30, 2021 does not calculate to the stated NAV per share due to rounding of net assets and shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 146

statements of assets and liabilities (000)
September 30, 2021

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$180,583	$190,495
Investments in securities, at value	$235,942	$419,071
Cash	—	20
Receivable for investment securities sold	965	—
Dividend and interest receivable	532	28
Receivable for capital shares sold	122	185
Foreign tax reclaim receivable	45	20
Prepaid expenses	3	4
Total Assets	$237,609	$419,328

LIABILITIES:
Payable for capital shares redeemed	$109	$345
Investment advisory fees payable	101	145
Shareholder servicing and distribution fees payable	101	140
Payable to custodian	38	—
Administrative fees payable	18	21
Accrued expenses	23	27
Total Liabilities	$390	$678
Net Assets	$237,219	$418,650

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$166,501	$171,815
Total distributable earnings	70,718	246,835
Net Assets	$237,219	$418,650

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 147

statements of assets and liabilities (000)
September 30, 2021

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
Institutional Class Shares:
Net Assets	$—	$148
Total shares outstanding at end of year	—	6
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$26.49	*

Class N Shares:
Net Assets	$237,219	$230,767
Total shares outstanding at end of year	5,846	8,791
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$40.58	$26.25

Servicing Class Shares:
Net Assets	$—	$187,735
Total shares outstanding at end of year	—	7,129
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$26.33

*	NAV per share as of September 30, 2021 does not calculate to the stated NAV per share due to rounding of net assets and shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 148

Statements of Operations/Consolidated Statement of Operations

statements of operations (000)
For the year ended September 30, 2021

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income	$—	$—	$4	$—
Dividend Income from Affiliated Investments	—	—	226	1
Interest Income	3,755	553	2,461	1,385
Total Investment Income	3,755	553	2,691	1,386

EXPENSES:
Investment Advisory Fees	12,014	152	506	213
Shareholder Servicing Fees — Class N(1)	2,782	14	63	36
Shareholder Servicing Fees — Class S(1)	4,772	—	—	—
Shareholder Servicing Fees — Servicing Class	8,582	81	285	179
Administration Fees	889	186	201	193
Transfer Agent Fees	240	1	6	4
Trustee Fees	168	35	38	36
Professional Fees	374	16	23	19
Custody Fees	172	1	5	3
Registration Fees	241	2	5	3
Printing Fees	110	1	3	2
Insurance and Other Expenses	344	16	26	28
Total Expenses	30,688	505	1,161	716
Less, Waivers of:
Investment Advisory Fees	(10,166)	(152)	(168)	(202)
Shareholder Servicing Fees — Class N(1)	(2,782)	—	—	—
Shareholder Servicing Fees — Class S(1)	(4,772)	—	—	—
Shareholder Servicing Fees — Servicing Class	(8,582)	—	—	—
Reimbursement of Expenses from Investment Advisor	(1,254)	(71)	—	—
Net Expenses	3,132	282	993	514

Net Investment Income	623	271	1,698	872
Net Realized Gain:
Investments	—	238	2,380	20
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(851)	(3,545)	(1,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	$623	$(342)	$533	$(180)

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 149

statements of operations (000)/ consolidated statement of operations (000)
For the year ended September 30, 2021

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund (Consolidated)	City National Rochdale Short Term Emerging Markets Debt Fund
INVESTMENT INCOME:
Dividend Income	$8	$8	$1,521	$6
Dividend Income from Affiliated Investments	—	183	—	—
Interest Income	76,417	2,085	247,779	17,258
Total Investment Income	76,425	2,276	249,300	17,264

EXPENSES:
Investment Advisory Fees	9,318	420	19,983	1,196
Shareholder Servicing Fees — Class N(1)	5,753	488	19,983	—
Shareholder Servicing Fees — Servicing Class	1,783	—	—	—
Shareholder Servicing Fees — Class Y	—	—	—	598
Administration Fees	497	197	877	218
Transfer Agent Fees	97	5	205	12
Trustee Fees	88	37	181	41
Professional Fees	162	22	420	33
Custody Fees	69	3	670	36
Registration Fees	86	4	158	11
Printing Fees	44	2	89	5
Insurance and Other Expenses	305	28	836	44
Reimbursement of Waiver to Investment Advisor	—	—	517	48
Total Expenses	18,202	1,206	43,919	2,242
Less, Waivers of:
Investment Advisory Fees	—	(183)	(47)	—
Net Expenses	18,202	1,023	43,872	2,242

Net Investment Income	58,223	1,253	205,428	15,022
Net Realized Gain (Loss) from:
Securities Transactions	1,234	2,795	48,437	(10,817)
Forward Foreign Currency Contracts	—	—	4,628	(1)
Foreign Currency Transactions	—	—	(1,989)	(108)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	71,957	(4,367)	115,623	33,783
Affiliated Investments		93	—	—
Forward Foreign Currency Contracts	—	—	7,786	(16)
Foreign Currency Translations	—	—	293	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	$131,414	$(226)	$380,206	$37,862

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 150

statements of operations (000)
For the year ended September 30, 2021

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$8,235	$4,190
Interest Income	—	1
Less: Foreign Taxes Withheld	(17)	(12)
Total Investment Income	8,218	4,179

EXPENSES:
Investment Advisory Fees	1,210	1,549
Shareholder Servicing Fees — Class N(1)	1,210	1,025
Shareholder Servicing Fees — Servicing Class	—	444
Administration Fees	219	241
Trustee Fees	41	45
Professional Fees	33	44
Transfer Agent Fees	13	20
Custody Fees	9	14
Registration Fees	9	13
Printing Fees	6	9
Insurance and Other Expenses	30	38
Total Expenses	2,780	3,442

Net Investment Income	5,438	737
Net Realized Gain from:
Securities Transactions	24,925	19,407
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,552	69,709
Net Increase in Net Assets Resulting from Operations	$38,915	$89,853

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 151

Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets

statements of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2021	2020	2021	2020
OPERATIONS:
Net Investment Income	$623	$15,014	$271	$429
Net Realized Gain (Loss) from Security Transactions	—	—	238	114
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	(851)	1,157
Net Increase (Decrease) in Net Assets Resulting from Operations	623	15,014	(342)	1,700

DISTRIBUTIONS:
Class N	(53)	(1,077)	(17)	(24)
Class S	(70)	(1,124)	—	—
Servicing Class	(513)	(12,791)	(269)	(434)
Total Distributions	(636)	(14,992)	(286)	(458)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—	11
Shares Redeemed	—	—	—	(13)
Decrease in Net Assets from Institutional Class Share Transactions	—	—	—	(2)

Class N:
Shares Issued	689,637	920,464	389	271
Shares Issued in Lieu of Dividends and Distributions	47	1,077	14	20
Shares Redeemed	(571,006)	(618,068)	(418)	(313)
Increase (Decrease) in Net Assets from Class N Share Transactions	118,678	303,473	(15)	(22)

Class S:
Shares Issued	2,796,788	1,321,522	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(2,528,435)	(1,186,148)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	268,353	135,374	—	—

Servicing Class:
Shares Issued	6,485,965	7,218,391	3,117	4,277
Shares Issued in Lieu of Dividends and Distributions	351	10,485	34	54
Shares Redeemed	(6,262,298)	(6,049,690)	(12,552)	(9,016)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	224,018	1,179,186	(9,401)	(4,685)

Net Increase (Decrease) in Net Assets from Share Transactions	611,049	1,618,033	(9,416)	(4,709)
Total Increase (Decrease) in Net Assets	611,036	1,618,055	(10,044)	(3,467)

NET ASSETS:
Beginning of Year	4,160,807	2,542,752	40,036	43,503
End of Year	$4,771,843	$4,160,807	$29,992	$40,036

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 152

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2021	2020	2021	2020	2021	2020

$1,698	$2,525	$872	$1,108	$58,223	$52,834
2,380	873	20	427	1,234	(38,887)
(3,545)	2,143	(1,072)	673	71,957	(9,731)
533	5,541	(180)	2,208	131,414	4,216

(137)	(172)	(75)	(88)	(34,401)	(32,117)
—	—	—	—	—	—
(1,542)	(2,376)	(931)	(1,021)	(22,993)	(20,716)
(1,679)	(2,548)	(1,006)	(1,109)	(57,394)	(52,833)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

3,169	3,821	2,926	1,075	358,867	332,651
112	146	41	50	20,386	19,769
(2,157)	(1,330)	(3,223)	(1,996)	(244,531)	(163,321)
1,124	2,637	(256)	(871)	134,722	189,099

—	18,867	—	—	—	—
—	251	—	—	—	—
—	(24,751)	—	—	—	—
—	(5,633)	—	—	—	—

19,057	—	16,371	15,197	305,006	148,790
161	—	137	164	4,151	2,539
(37,582)	—	(16,574)	(22,467)	(122,110)	(94,095)
(18,364)	—	(66)	(7,106)	187,047	57,234

(17,240)	(2,996)	(322)	(7,977)	321,769	246,333
(18,386)	(3)	(1,508)	(6,878)	395,789	197,716

133,654	133,657	78,352	85,230	1,662,636	1,464,920
$115,268	$133,654	$76,844	$78,352	$2,058,425	$1,662,636

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 153

statements of changes in net assets (000)/ consolidated statement of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund (Consolidated)
	2021	2020	2021	2020
OPERATIONS:
Net Investment Income	$1,253	$2,071	$205,428	$237,259
Net Realized Gain (Loss) from:
Security Transactions	2,795	2,437	48,437	(92,760)
Foreign Currency Transactions	—	—	2,639	(39,113)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Affiliated Investments	(4,274)	1,986	115,623	(185,067)
Forward Foreign Currency Contracts and Foreign Currency Translations	—	—	8,079	631
Net Increase (Decrease) in Net Assets Resulting from Operations	(226)	6,494	380,206	(79,050)

DISTRIBUTIONS:
Institutional Class	(1,075)	(121)	—	—
Class N	(139)	(1,938)	(246,026)	(211,921)
Servicing Class	—	—	—	—
Class Y	—	—	—	—
Return of Capital:
Class N	—	—	—	—
Servicing Class	—	—	—	—
Class Y	—	—	—	—
Total Distributions	(1,214)	(2,059)	(246,026)	(211,921)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	13,980	2,333	—	—
Shares Issued in Lieu of Dividends and Distributions	44	50	—	—
Shares Redeemed	(16,106)	(1,332)	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(2,082)	1,051	—	—

Class N:
Shares Issued	29,374	25,669	1,229,740	1,621,835
Shares Issued in Lieu of Dividends and Distributions	1,002	1,894	181,607	162,832
Shares Redeemed	(34,427)	(46,759)	(1,172,716)	(1,170,706)
Increase (Decrease) in Net Assets from Class N Share Transactions	(4,051)	(19,196)	238,631	613,961

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Decrease in Net Assets from Servicing Class Share Transactions	—	—	—	—

Class Y:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Redemption Fees	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Class Y Share Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	(6,133)	(18,145)	238,631	613,961
Total Increase (Decrease) in Net Assets	(7,573)	(13,710)	372,811	322,990

NET ASSETS:
Beginning of Year	105,304	119,014	3,739,101	3,416,111
End of Year	$97,731	$105,304	$4,111,912	$3,739,101

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 154

City National Rochdale Short Term Emerging Markets Debt Fund		City National Rochdale Dividend & Income Fund		City National Rochdale U.S. Core Equity Fund
2021	2020	2021	2020	2021	2020

$15,022	$26,591	$5,438	$4,496	$737	$1,224

(10,817)	(4,122)	24,925	(9,768)	19,407	(1,138)
(109)	(838)	—	—	—	—

33,783	(27,702)	8,552	(20,233)	69,709	32,839
(17)	(46)	—	—	—	—
37,862	(6,117)	38,915	(25,505)	89,853	32,925

—	—	—	—	(19)	(22)
—	—	(6,821)	(6,933)	(235)	(4,592)
—	—	—	—	(482)	(4,920)
(14,878)	(26,735)	—	—	—	—

—	—	—	(2,077)	—	(10)
—	—	—	—	—	(16)
(37,652)	(3,741)	—	—	—	—
(52,530)	(30,476)	(6,821)	(9,010)	(736)	(9,560)

—	—	—	—	114	5,254
—	—	—	—	2	17
—	—	—	—	(6,945)	(550)
—	—	—	—	(6,829)	4,721

—	—	49,077	58,381	45,556	35,598
—	—	4,428	5,846	175	4,013
—	—	(70,477)	(54,769)	(32,730)	(37,715)
—	—	(16,972)	9,458	13,001	1,896

—	—	—	—	26,624	19,982
—	—	—	—	44	370
—	—	—	—	(35,698)	(40,980)
—	—	—	—	(9,030)	(20,628)

12	83,486	—	—	—	—
31,442	17,969	—	—	—	—
(8)	8	—	—	—	—
(57,489)	(28,584)	—	—	—	—
(26,043)	72,879	—	—	—	—
(26,043)	72,879	(16,972)	9,458	(2,858)	(14,011)
(40,711)	36,286	15,122	(25,057)	86,259	9,354

257,398	221,112	222,097	247,154	332,391	323,037
$216,687	$257,398	$237,219	$222,097	$418,650	$332,391

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 155

Consolidated Statement of Cash Flows

consolidated statement of cash flows (000)
For the year ended September 30, 2021

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$380,206
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(7,834,310)
Proceeds from disposition of investment securities	7,749,777
Amortization (accretion of market discount)	(42,624)
Premium payments	(22,170)
Net realized gain on investments and foreign currency transactions	(45,896)
Net change in unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations	(123,702)

Changes in assets:
Dividend and interest receivable	(1,256)
Reclaim receivable	(60)
Receivable for investment securities sold	(33,649)
Unrealized gain on forward foreign currency contracts	(6,918)
Prepaid expenses	13

Changes in liabilities:
Payable for investment securities purchased	1,018
Unrealized loss on forward foreign currency contracts	(868)
Investment advisory fees payable	631
Shareholder servicing and distribution fees payable	111
Administrative fees payable	1
Accrued expenses	96
Net Cash Provided by Operating Activities	20,400

CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from shares issued	1,408,717
Cost of shares redeemed	(1,188,905)
Distributions	(246,026)
Net cash used in financing activities	(26,214)
Net change in cash	(5,814)
Cash at beginning of year	13,392
Cash at end of year	$7,578

NON-CASH FINANCING ACTIVITIES:
Reinvestments of dividends and distributions	$181,607

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Cash	$2,357
Foreign Currency	5,221
Total Cash and Foreign Currency	$7,578

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 156

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CITY NATIONAL ROCHDALE FUNDS | PAGE 157

Financial Highlights/Consolidated Financial Highlights

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the year ended September 30,

	Net Asset Value Beginning of Year	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Year	Total Return‡	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2021	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.01%	$ 642,240	0.07%	0.01%	0.87%	—%
2020	1.00	0.003	0.001	(0.004)	—	1.00	0.42	523,559	0.38	0.27	0.88	—
2019	1.00	0.016	0.000*	(0.016)	—	1.00	1.58	220,083	0.76	1.55	0.87	—
2018	1.00	0.007	0.000*	(0.007)	—	1.00	0.71	994,591	0.88	0.69	0.86	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	1,099,005	0.60	0.05	0.86	—
Class S (commenced operations on October 6, 1999)
2021	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.01%	$ 689,506	0.07%	0.01%	1.02%	—%
2020	1.00	0.003	0.000*	(0.003)	—	1.00	0.35	421,153	0.50	0.31	1.03	—
2019	1.00	0.014	0.000*	(0.014)	—	1.00	1.43	285,778	0.91	1.43	1.02	—
2018	1.00	0.006	0.000*	(0.006)	—	1.00	0.62	1,070,474	0.95	0.64	1.03	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	841,246	0.67	0.06	1.06	—
Servicing Class (commenced operations on April 3, 2000)^^
2021	$ 1.00	$ 0.000*	$ 0.000*	$ (0.000)*	$ —	$ 1.00	0.02%	$ 3,440,097	0.07%	0.01%	0.57%	—%
2020	1.00	0.005	0.001	(0.006)	—	1.00	0.57	3,216,095	0.31	0.46	0.57	—
2019	1.00	0.019	0.000*	(0.019)	—	1.00	1.89	2,036,891	0.46	1.87	0.57	—
2018	1.00	0.011	0.000*	(0.011)	—	1.00	1.11	2,942,980	0.46	1.12	0.56	—
2017	1.00	0.002	0.000*	(0.002)	—	1.00	0.17	2,301,962	0.53	0.24	0.56	—
City National Rochdale Government Bond Fund
Class N (commenced operations on April 13, 2000)
2021	$ 10.91	$ 0.05	$ (0.19)	$ (0.06)	$ —	$ 10.71	(1.27)%	$ 2,823	1.03%	0.53%	1.67%	14%
2020	10.59	0.08	0.33	(0.09)	—	10.91	3.90	2,890	1.03	0.78	1.50	25
2019	10.27	0.09	0.33	(0.10)	—	10.59	4.12	2,827	1.03	0.87	1.35	60
2018	10.49	0.07	(0.19)	(0.09)	(0.01)	10.27	(1.21)	1,984	1.03	0.72	1.25	14
2017	10.62	0.05	(0.12)	(0.05)	(0.01)	10.49	(0.68)	1,743	1.03	0.43	1.13	55
Servicing Class (commenced operations on January 14, 2000)
2021	$ 10.89	$ 0.08	$ (0.19)	$ (0.09)	$ —	$ 10.69	(1.02)%	$ 27,169	0.78%	0.79%	1.41%	14%
2020	10.57	0.11	0.33	(0.12)	—	10.89	4.17	37,146	0.78	1.04	1.24	25
2019	10.26	0.11	0.33	(0.13)	—	10.57	4.28	40,675	0.78	1.10	1.11	60
2018	10.48	0.10	(0.20)	(0.11)	(0.01)	10.26	(0.98)	53,746	0.78	0.97	1.00	14
2017	10.60	0.07	(0.10)	(0.08)	(0.01)	10.48	(0.34)	56,911	0.78	0.68	0.88	55
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2021	$ 10.79	$ 0.12	$ (0.10)	$ (0.12)	$ —	$ 10.69	0.16%	$ 12,837	1.01%	1.11%	1.14%	59%
2020	10.53	0.18	0.26	(0.18)	—	10.79	4.21	11,827	1.01	1.66	1.12	35
2019	10.20	0.21	0.33	(0.21)	—	10.53	5.36	8,947	1.01	2.04	1.06	21
2018	10.43	0.18	(0.24)	(0.17)	—	10.20	(0.55)	7,065	1.01	1.72	1.12	29
2017	10.52	0.16	(0.09)	(0.16)	—	10.43	0.68	5,626	1.01	1.53	1.13	26
Servicing Class (commenced operations on January 14, 2000)
2021	$ 10.77	$ 0.15	$ (0.11)	$ (0.14)	$ —	$ 10.67	0.42%	$ 102,431	0.76%	1.37%	0.89%	59%
2020	10.52	0.20	0.26	(0.21)	—	10.77	4.38	121,827	0.76	1.93	0.87	35
2019	10.19	0.24	0.33	(0.24)	—	10.52	5.63	124,710	0.76	2.30	0.81	21
2018	10.41	0.20	(0.22)	(0.20)	—	10.19	(0.22)	132,532	0.76	1.95	0.87	29
2017	10.51	0.19	(0.10)	(0.19)	—	10.41	0.84	131,477	0.76	1.79	0.88	26

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 158

	Net Asset Value Beginning of Year	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Year	Total Return‡	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2021	$ 10.96	$ 0.10	$ (0.14)	$ (0.10)	$ (0.02)	$ 10.80	(0.43)%	$ 7,050	0.88%	0.87%	1.13%	33%
2020	10.80	0.12	0.16	(0.12)	—	10.96	2.65	7,417	0.88	1.14	1.10	23
2019	10.43	0.14	0.37	(0.14)	—	10.80	4.90	8,185	0.88	1.29	1.06	24
2018	10.64	0.13	(0.21)	(0.13)	—	10.43	(0.78)	7,760	0.88	1.21	1.08	26
2017	10.82	0.12	(0.12)	(0.12)	(0.06)	10.64	0.05	9,344	0.88	1.11	1.05	45
Servicing Class (commenced operations on January 14, 2000)
2021	$ 10.93	$ 0.12	$ (0.15)	$ (0.12)	$ (0.02)	$ 10.76	(0.27)%	$ 69,794	0.63%	1.13%	0.89%	33%
2020	10.77	0.15	0.16	(0.15)	—	10.93	2.91	70,935	0.63	1.40	0.86	23
2019	10.40	0.16	0.37	(0.16)	—	10.77	5.17	77,045	0.63	1.55	0.81	24
2018	10.61	0.15	(0.21)	(0.15)	—	10.40	(0.53)	78,830	0.63	1.46	0.83	26
2017	10.79	0.14	(0.12)	(0.14)	(0.06)	10.61	0.31	80,435	0.63	1.36	0.80	45
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2021	$ 10.61	$ 0.33	$ 0.46	$ (0.33)	$ —	$ 11.07	7.51%	$ 1,235,195	1.07%	3.03%	1.07%	15%
2020	10.95	0.35	(0.34)	(0.35)	—	10.61	0.17	1,053,948	1.08	3.33	1.08	45
2019	10.57	0.38	0.39	(0.39)	—	10.95	7.47	894,519	1.08	3.60	1.08	33
2018	10.76	0.40	(0.22)	(0.37)	—	10.57	1.73	754,819	1.07	3.76	1.07	24
2017	11.14	0.38	(0.38)	(0.38)	—	10.76	0.16	686,922	1.07	3.62	1.07	50
Servicing Class (commenced operations on December 30, 2013)
2021	$ 10.62	$ 0.36	$ 0.46	$ (0.36)	$ —	$ 11.08	7.77%	$ 823,230	0.82%	3.27%	0.82%	15%
2020	10.95	0.38	(0.33)	(0.38)	—	10.62	0.52	608,688	0.83	3.58	0.83	45
2019	10.57	0.41	0.39	(0.42)	—	10.95	7.74	570,401	0.83	3.85	0.83	33
2018	10.77	0.43	(0.23)	(0.40)	—	10.57	1.89	511,454	0.82	4.01	0.82	24
2017	11.14	0.41	(0.37)	(0.41)	—	10.77	0.50	489,095	0.83	3.87	0.83	50
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2021	$ 27.57	$ 0.46	$ (0.38)	$ (0.38)	$ (0.07)	$ 27.20	0.27%	$ 3,247	0.51%	1.68%	0.67%	74%
2020	26.52	0.62	1.06	(0.63)	—	27.57	6.45	5,609	0.51	2.31	0.66	49
2019	25.33	0.68	1.24	(0.73)	—	26.52	7.66	4,359	0.51	2.61	0.58	35
2018	26.18	0.63	(0.81)	(0.67)	—	25.33	(0.70)	4,528	0.51	2.45	0.55	30
2017	26.56	0.64	(0.38)	(0.64)	—	26.18	1.02	4,589	0.51	2.43	0.53	2
Class N (commenced operations on December 31, 1999)
2021	$ 27.58	$ 0.32	$ (0.38)	$ (0.24)	$ (0.07)	$ 27.21	(0.24)%	$ 94,484	1.01%	1.15%	1.18%	74%
2020	26.52	0.49	1.07	(0.50)	—	27.58	5.95	99,695	1.01	1.83	1.15	49
2019	25.33	0.55	1.23	(0.59)	—	26.52	7.11	114,655	1.01	2.13	1.08	35
2018	26.17	0.50	(0.81)	(0.53)	—	25.33	(1.18)	179,392	1.01	1.95	1.05	30
2017	26.56	0.51	(0.39)	(0.51)	—	26.17	0.48	241,891	1.01	1.95	1.03	2
City National Rochdale Fixed Income Opportunities Fund (Consolidated)
Class N (commenced operations on July 1, 2009)
2021	$ 22.57	$ 1.21	$ 1.04	$ (1.43)	$ —	$ 23.39	10.14%	$ 4,111,912	1.10%	5.14%	1.10%	117%
2020	24.22	1.53	(1.83)	(1.35)	—	22.57	(0.94)	3,739,101	1.10(4)	6.66	1.11(4)	143
2019	24.72	1.36	(0.45)	(1.41)	—	24.22	3.83	3,416,111	1.09(4)	5.53	1.10(4)	180
2018	25.81	1.19	(0.92)	(1.36)	—	24.72	1.09	3,002,607	1.09(3)	4.65	1.09(3)	162
2017	25.36	1.30	0.67	(1.52)	—	25.81	7.99	2,740,248	1.10(1)(2)	5.04	1.09(2)	140

†	Per share calculations are based on Average Shares outstanding throughout the year.
‡

Returns are for the year indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.08%, respectively.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 159

financial highlights
For a Share Outstanding Throughout Each Period For the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Redemption Fees	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Short Term Emerging Markets Debt Fund
Class Y (commenced operations on May 15, 2019)
2021	$ 8.55	$ 0.52	$ 0.76	$ (0.51)	$ —	$ —	$ (1.28)	$ 8.04	16.24%	$ 216,687	0.94%	6.27%	0.94%	26%
2020	9.71	0.91	(1.03)	(0.87)	(0.04)	—(3)	(0.13)	8.55	(1.16)	257,398	0.92	10.00	0.93	129
2019	10.00	0.24	(0.30)	(0.23)	—	—	—	9.71	(0.61)	221,112	0.98	6.41	1.01	121
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2021	$ 35.52	$ 0.88	$ 5.30	$ (1.12)	$ —	$ —	$ —	$ 40.58	17.53%	$ 237,219	1.15%	2.25%	1.15%	30%
2020	41.01	0.73	(4.73)	(0.79)	(0.36)	—	(0.34)	35.52	(9.80)	222,097	1.15	1.95	1.15	20
2019	39.32	0.93	3.18	(1.12)	(1.30)	—	—	41.01	11.25	247,154	1.14	2.40	1.14	3
2018	40.40	1.10	0.12	(1.12)	(1.18)	—	—	39.32	3.10	239,439	1.14	2.79	1.14	10
2017	39.68	0.94	0.90	(1.12)	—	—	—	40.40	4.66	253,209	1.13	2.33	1.13	15
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2021	$ 20.99	$ 0.15	$ 5.45	$ (0.10)	$ —	$ —	$ —	$ 26.49	26.76%	$ 148	0.51%	0.62%	0.51%	13%
2020	19.32	0.10	2.21	(0.14)	(0.50)	—	—^	20.99	12.20	5,633	0.56	0.52	0.56	14
2019	18.21	0.20	1.79	(0.19)	(0.69)	—	—	19.32	12.01	443	0.52	1.07	0.52	22
2018	15.83	0.17	2.60	(0.18)	(0.21)	—	—	18.21	17.71	34	0.52	0.97	0.52	18
2017	14.00	0.17	2.43	(0.17)	(0.60)	—	—	15.83	19.40	17	0.53	1.19	0.53	25
Class N (commenced operations on December 3, 2012)
2021	$ 20.73	$ 0.02	$ 5.53	$ (0.03)	$ —	$ —	$ —	$ 26.25	26.79%	$ 230,767	1.01%	0.07%	1.01%	13%
2020	19.10	0.05	2.14	(0.06)	(0.50)	—	—^	20.73	11.64	171,355	1.04	0.26	1.04	14
2019	18.01	0.10	1.78	(0.10)	(0.69)	—	—	19.10	11.49	157,700	1.02	0.57	1.02	22
2018	15.66	0.09	2.56	(0.09)	(0.21)	—	—	18.01	17.12	146,533	1.02	0.51	1.02	18
2017	13.86	0.10	2.40	(0.10)	(0.60)	—	—	15.66	18.81	127,086	1.03	0.70	1.03	25
Servicing Class (commenced operations on December 3, 2012)
2021	$ 20.77	$ 0.08	$ 5.54	$ (0.06)	$ —	$ —	$ —	$ 26.33	27.13%	$ 187,735	0.76%	0.32%	0.76%	13%
2020	19.13	0.10	2.14	(0.10)	(0.50)	—	—^	20.77	11.91	155,403	0.78	0.52	0.78	14
2019	18.04	0.15	1.77	(0.14)	(0.69)	—	—	19.13	11.74	164,894	0.77	0.83	0.77	22
2018	15.69	0.13	2.56	(0.13)	(0.21)	—	—	18.04	17.38	154,589	0.77	0.76	0.77	18
2017	13.88	0.14	2.40	(0.13)	(0.60)	—	—	15.69	19.14	130,372	0.78	0.95	0.78	25

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	See Note 2 for Redemption Fees.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 160

notes to financial statements/ consolidated notes to financial statements
September 30, 2021

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 10 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) and City National Rochdale Short Term Emerging Markets Debt Fund (“Short Term Emerging Markets Debt Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”).

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Government Bond Fund and Corporate Bond Fund is to provide current income as a primary part of a total return intermediate duration strategy. The investment objective of the California Tax Exempt Bond Fund is to provide current income exempt from federal and California state income tax. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Intermediate Fixed Income Fund is to provide current income and capital appreciation. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the Short Term Emerging Markets Debt Fund is to provide interest income and capital preservation in order to achieve positive total returns. The investment objective of the Dividend & Income Fund is to provide significant income and a secondary focus on long-term capital appreciation. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds except for Short Term Emerging Markets Debt Fund; Servicing Class shares of the Funds except for Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Short Term Emerging Markets Debt Fund and Dividend & Income Fund; Institutional Class shares of Intermediate Fixed Income and U.S. Core Equity Fund; Class S shares of the Government Money Market Fund; Class Y shares of the Short Term Emerging Markets Debt Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local

CITY NATIONAL ROCHDALE FUNDS | PAGE 161

notes to financial statements/ consolidated notes to financial statements
September 30, 2021

currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2021, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions

CITY NATIONAL ROCHDALE FUNDS | PAGE 162

of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund have entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s and the Short Term Emerging Markets Debt Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund and/or the Short Term Emerging Markets Debt Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

CITY NATIONAL ROCHDALE FUNDS | PAGE 163

notes to financial statements/ consolidated notes to financial statements
September 30, 2021

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, if any, is noted in the Schedules of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund from the Funds’ counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund bear the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. As of September 30, 2021, there were no open futures contracts.

Swap Agreements – A Fund may invest in swap agreements as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, a swap agreement has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other

CITY NATIONAL ROCHDALE FUNDS | PAGE 164

than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations/Consolidated Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations/Consolidated Statement of Operations, serve as indicators of the volume of derivative activity for a Fund. As of September 30, 2021 and for the year then ended, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

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notes to financial statements/ consolidated notes to financial statements
September 30, 2021

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at September 30, 2021, were $177,818,875, which represented 4.3% of the net assets of the Fixed Income Opportunities Fund.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and / or the Fixed Income Opportunities Fund.

Redemption Fees – The Short Term Emerging Markets Debt Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended September 30, 2021, there were no redemption fees retained by the Fund. Any such fees would be retained by the Fund for the benefit of the remaining shareholders and would be recorded as additions to fund capital.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments/Consolidated Schedule of Investments and the Statements of Operations/Consolidated Statement of Operations.

The following table discloses the volume of the Fixed Income Opportunities Fund’s and Short Term Emerging Markets Debt Fund’s forward foreign currency contracts activity during the year ended September 30, 2021 (000):

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$4,447
Average Notional Balance Short	511,466
Ending Notional Balance Long	1,347
Ending Notional Balance Short	580,059

Short Term Emerging Markets Debt Fund
Forwards:
Average Notional Balance Long	$655
Average Notional Balance Short	3,387

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at September 30, 2021 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$12,547	$(21)	$—	$12,526

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(21)	$21	$—	$—

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

CITY NATIONAL ROCHDALE FUNDS | PAGE 166

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2022. Anytime prior to January 31, 2022, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Class Y shares of the Short Term Emerging Markets Debt Fund and Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly.

The Board has adopted, on behalf of Class Y shares of the Short Term Emerging Markets Debt Fund, a Shareholder Service Plan (the “Service Plan”) under which the Adviser will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for Class Y shares of the Short Term Emerging Markets Debt Fund owned by its respective customers. The Class Y shares of the Short Term Emerging Markets Debt Fund will pay the Adviser or Service Organizations, as applicable, at an annual rate of up to 0.25% of the average daily net assets of Class Y shares owned by its respective customers, payable monthly.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the year ended September 30, 2021, CNB and City National Rochdale received $11,818,018 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Short Term Emerging Markets Debt Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2022. Anytime prior to January 31, 2022, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2022, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

City National Rochdale has contractually agreed to waive its fees and/or pay for the operating expenses of the Short Term Emerging Markets Debt Fund to ensure total fund operating expenses do not exceed 1.00% of the average daily net assets of Class Y shares.

Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Ashmore Investment Management Limited, Federated Investment Management Company, GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

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notes to financial statements/ consolidated notes to financial statements
September 30, 2021

GML Capital LLP acts as the investment sub-adviser with respect to the Short Term Emerging Markets Debt Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Bond Fund	Corporate Bond Fund
Institutional Class	n/a	n/a
Class N	1.03%	1.01%
Class S	n/a	n/a
Servicing Class	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.51%	n/a
Class N	0.88%	1.01%	1.09%
Servicing Class	0.63%	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of September 30, 2021, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Bond Fund	$161	2022
	196	2023
	223	2024
Corporate Bond Fund	75	2022
	144	2023
	168	2024
California Tax Exempt Bond Fund	150	2022
	181	2023
	202	2024
Intermediate Fixed Income Fund	113	2022
	160	2023
	183	2024
Fixed Income Opportunities Fund	19	2024

During the year ended September 30, 2021, City National Rochdale did not recover previously waived fees for the Dividend & Income Fund.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2021, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$3,335	$1,705	$13,235	$1,008
Corporate Bond Fund	—	65,354	—	73,090
California Tax Exempt Bond Fund	1,368	24,767	1,369	23,454
Municipal High Income Fund	—	554,634	—	253,303
Intermediate Fixed Income Fund	54,615	17,998	22,543	48,645
Fixed Income Opportunities Fund	—	3,662,015	—	3,434,187
Short Term Emerging Markets Debt Fund	—	28,708	—	181,389
Dividend & Income Fund	—	69,792	—	72,409
U.S. Core Equity	—	60,553	—	47,049

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting

CITY NATIONAL ROCHDALE FUNDS | PAGE 168

principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, reclassification of long term capital gain distribution on REITs, distribution reclassification, defaulted bond basis adjustments, market discount basis adjustments, investments in swaps and foreign currency translations. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2021 is primarily related to excise tax paid and partnership adjustment:

	Distributable Earnings (Loss) (000)	Paid-in Capital (000)
Corporate Bond Fund	$2	$(2)
Intermediate Fixed Income Fund	1	(1)
Dividend & Income Fund	47	(47)
U.S. Core Equity Fund	3	(3)

The tax character of dividends and distributions declared during the years ended September 30, 2021, and September 30, 2020, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2021	$—	$636	$—	$—	$636
2020	—	14,992	—	—	14,992
Government Bond Fund
2021	$—	$286	$—	$—	$286
2020	—	458	—	—	458
Corporate Bond Fund
2021	$—	$1,679	$—	$—	$1,679
2020	—	2,548	—	—	2,548
California Tax Exempt Bond Fund
2021	$834	$38	$134	$—	$1,006
2020	1,064	45	—	—	1,109
Municipal High Income Fund
2021	$56,118	$1,276	$—	$—	$57,394
2020	52,096	737	—	—	52,833
Intermediate Fixed Income Fund
2021	$—	$948	$266	$—	$1,214
2020	—	2,059	—	—	2,059
Fixed Income Opportunities Fund
2021	$—	$246,026	$—	$—	$246,026
2020	—	211,921	—	—	211,921
Short Term Emerging Markets Debt Fund
2021	$—	$14,878	$—	$37,652	$52,530
2020	—	26,735	—	3,741	30,476
Dividend & Income Fund
2021	$—	$4,902	$1,919	$—	$6,821
2020	—	4,753	2,180	2,077	9,010
U.S. Core Equity Fund
2021	$—	$736	$—	$—	$736
2020	—	1,257	8,277	26	9,560

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notes to financial statements/ consolidated notes to financial statements
September 30, 2021

As of September 30, 2021, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$52	$—	$—	$—	$—	$(38)	$14
Government Bond Fund	—	18	—	(546)	—	627	(15)	84
Corporate Bond Fund	—	310	1,372	—	—	1,181	(83)	2,780
California Tax Exempt Bond Fund	64	—	20	—	—	2,221	(65)	2,240
Municipal High Income Fund	4,758	—	—	(55,218)	—	114,391	(4,845)	59,086
Intermediate Fixed Income Fund	—	371	2,440	—	—	1,753	(4)	4,560
Fixed Income Opportunities Fund	—	52,357	—	(60,013)	(42,190)	(347,239)	4	(397,081)
Short Term Emerging Markets Debt Fund	—	—	—	(2,140)	(12,948)	(63)	—	(15,151)
Dividend & Income Fund	—	—	14,905	—	—	55,806	7	70,718
U.S. Core Equity Fund	—	12	18,246	—	—	228,576	1	246,835

*	Other temporary differences primarily consist of dividend payable.

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2020, through September 30, 2021, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Government Bond Fund	$39	$507	$546
Municipal High Income Fund	33,999	21,219	55,218
Fixed Income Opportunities Fund	—	60,013	60,013
Short Term Emerging Markets Debt Fund	154	1,986	2,140

During the year ended September 30, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Bond Fund	$222
Corporate Bond Fund	848
Intermediate Fixed Income Fund	90
Dividend & Income Fund	180

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of September 30, 2021, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$29,283	$686	$(59)	$627
Corporate Bond Fund	113,297	1,873	(692)	1,181
California Tax Exempt Bond Fund	73,829	2,407	(186)	2,221
Municipal High Income Fund	1,941,918	154,467	(40,076)	114,391
Intermediate Fixed Income Fund	95,755	2,619	(866)	1,753
Fixed Income Opportunities Fund	4,429,434	137,093	(484,332)	(347,239)
Short Term Emerging Markets Debt Fund	217,086	304	(367)	(63)
Dividend & Income Fund	180,134	59,119	(3,313)	55,806
U.S. Core Equity Fund	190,495	228,649	(73)	228,576

At September 30, 2021, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims

CITY NATIONAL ROCHDALE FUNDS | PAGE 170

that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Dividend & Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Short Term Emerging Markets Debt Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board of Trustees. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should

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notes to financial statements/ consolidated notes to financial statements
September 30, 2021

deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Short Term Emerging Markets Debt Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

As long as the Short Term Emerging Markets Debt Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the United States or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Short Term Emerging Markets Debt Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

CITY NATIONAL ROCHDALE FUNDS | PAGE 172

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the year ended September 30, 2021, and the year ended September 30, 2020, was as follows (000):

	Government Money Market Fund		Government Bond Fund		Corporate Bond Fund
	2021	2020	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	—	1	—	—
Shares issued in lieu of dividends and distributions	—	—	— (a)	— (a)	—	—
Shares redeemed	—	—	—	(1)	—	—
Net Institutional Class transactions	—	—	—	—	—	—
Class N:
Shares issued	689,637	920,464	37	25	295	359
Shares issued in lieu of dividends and distributions	47	1,077	1	2	10	14
Shares redeemed	(571,006)	(618,068)	(39)	(29)	(201)	(126)
Net Class N transactions	118,678	303,473	(1)	(2)	104	247
Class S:
Shares issued	2,796,788	1,321,522	—	—	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(2,528,435)	(1,186,148)	—	—	—	—
Net Class S transactions	268,353	135,374	—	—	—	—
Servicing Class:
Shares issued	6,485,965	7,218,391	288	399	1,770	1,780
Shares issued in lieu of dividends and distributions	351	10,485	3	5	15	24
Shares redeemed	(6,262,298)	(6,049,690)	(1,163)	(839)	(3,500)	(2,350)
Net Servicing Class transactions	224,018	1,179,186	(872)	(435)	(1,715)	(546)

(a)	Less than 1,000.

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	268	99	32,665	31,405
Shares issued in lieu of dividends and distributions	4	5	1,859	1,862
Shares redeemed	(296)	(185)	(22,278)	(15,632)
Net Class N transactions	(24)	(81)	12,246	17,635
Servicing Class:
Shares issued	1,504	1,400	27,704	14,008
Shares issued in lieu of dividends and distributions	13	15	376	239
Shares redeemed	(1,525)	(2,078)	(11,092)	(8,981)
Net Servicing Class transactions	(8)	(663)	16,988	5,266

CITY NATIONAL ROCHDALE FUNDS | PAGE 173

notes to financial statements/ consolidated notes to financial statements
September 30, 2021

	Intermediate Fixed Income Fund		Fixed Income Opportunities Fund		Short Term Emerging Markets Debt Fund
	2021	2020	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	506	86	—	—	—	—
Shares issued in lieu of dividends and distributions	2	2	—	—	—	—
Shares redeemed	(592)	(49)	—	—	—	—
Net Institutional Class transactions	(84)	39	—	—	—	—
Class N:
Shares issued	1,074	955	52,367	70,559	—	—
Shares issued in lieu of dividends and distributions	36	71	7,773	7,451	—	—
Shares redeemed	(1,253)	(1,734)	(49,980)	(53,434)	—	—
Net Class N transactions	(143)	(708)	10,160	24,576	—	—
Class Y:
Shares issued	—	—	—	—	2	8,472
Shares issued in lieu of dividends and distributions	—	—	—	—	3,990	2,019
Shares redeemed	—	—	—	—	(7,156)	(3,142)
Net Class Y transactions	—	—	—	—	(3,164)	7,349

	Dividend & Income Fund		U.S. Core Equity Fund
	2021	2020	2021	2020
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	6	274
Shares issued in lieu of dividends and distributions	—	—	— (a)	1
Shares redeemed	—	—	(268)	(30)
Net Institutional Class transactions	—	—	(262)	245
Class N:
Shares issued	1,281	1,572	1,878	1,869
Shares issued in lieu of dividends and distributions	113	161	8	206
Shares redeemed	(1,800)	(1,507)	(1,362)	(2,066)
Net Class N transactions	(406)	226	524	9
Servicing Class:
Shares issued	—	—	1,125	1,037
Shares issued in lieu of dividends and distributions	—	—	2	19
Shares redeemed	—	—	(1,479)	(2,195)
Net Servicing Class transactions	—	—	(352)	(1,139)

CITY NATIONAL ROCHDALE FUNDS | PAGE 174

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the year ended September 30, 2021, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Fixed Income Opportunities Fund	$200,000	$98	2.75%	$18,654	$39,999
Dividend & Income Fund	200,000	4	2.75	1,052	4,546

11. OTHER MATTERS

The outbreak of a novel strain of coronavirus (COVID-19) and subsequent global pandemic began significantly impacting the U.S. and global markets and economies in early 2020. There is significant uncertainty with respect to the breadth and duration of business disruptions related to COVID-19, as well as its long-term impact on the U.S. and global markets and economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may negatively affect the value of the Funds’ investments and could lead to losses. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management continues to monitor and evaluate this situation.

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In March 2021, the administrator of LIBOR announced a delay in the phase out of the majority of U.S. Dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end on December 31, 2021. Various financial industry groups have begun planning for the transition, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a Fund. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the applicable phase out. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or NAV.

12.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, see the below disclosure to the financial statements as of September 30, 2021:

Effective October 1, 2021, City National Rochdale Dividend & Income Fund changed its name to City National Rochdale Equity Income Fund. The Fund’s primary benchmark changed and certain non-material changes were made to the Fund’s investment program. Refer to the prospectus for further details.

The Short Term Emerging Markets Debt Fund liquidated on November 17, 2021.

CITY NATIONAL ROCHDALE FUNDS | PAGE 175

report of independent registered public accounting firm

To the Shareholders and the Board of Trustees
of City National Rochdale Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of City National Rochdale Government Money Market Fund, City National Rochdale Government Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale California Tax Exempt Bond Fund, City National Rochdale Municipal High Income Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund (consolidated), City National Rochdale Dividend & Income Fund and City National Rochdale U.S. Core Equity Fund, each a series of shares of beneficial interest in City National Rochdale Funds, (inclusive of the City National Rochdale Short Term Emerging Markets Debt Fund referred to as the “Funds”), including the schedules of investments, as of September 30, 2021, and the related statements of operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only) for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights the years in the five-year period then ended (consolidated for City National Rochdale Fixed Income Opportunities Fund), and the related notes. We have also audited the accompanying statement of assets and liabilities of City National Rochdale Short Term Emerging Markets Debt Fund, a series of shares of beneficial interest in City National Rochdale Funds, including the schedule of investments, as of September 30, 2021 and the related statements of operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period May 15, 2019 (commencement of operations) through September 30, 2019 and the related notes. The above statements are collectively referred to as the “financial statements”.

In our opinion, the financial statements (consolidated where noted) referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, and the results of their operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only), the changes in their net assets and their financial highlights for each of the periods noted above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

CITY NATIONAL ROCHDALE FUNDS | PAGE 176

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, broker, insurance companies, and by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the City National Rochdale Funds since 2015.

Philadelphia, Pennsylvania
November 29, 2021

CITY NATIONAL ROCHDALE FUNDS | PAGE 177

trustees and officers (Unaudited)
September 30, 2021

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with City National Rochdale, the investment adviser to the Trust, are set forth below. The persons listed below may have held other positions with their employers named below during the relevant periods. Certain officers of the Trust also serve as officers to one or more other mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor. Andrew S. Clare (the “Interested Trustee”) is an “interested person” of the Trust, as defined in the 1940 Act. Each Trustee other than Mr. Clare may be referred to in this SAI as an “Independent Trustee” and collectively as the “Independent Trustees.” There is no stated term of office for the Trustees. However, the Board has adopted a policy setting a retirement date for Trustees of December 31 of the year in which each Trustee reaches age 75. Exceptions to the retirement age may be made by the Board in individual cases for a period of up to two years, in the discretion of the Board. The business address for each Trustee is c/o City National Rochdale Funds, 400 North Roxbury Drive, Beverly Hills, California 90210, unless otherwise noted. The business address for each officer of the Trust is c/o City National Rochdale LLC, 400 North Roxbury Drive, Beverly Hills, California 90210, unless otherwise noted. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-889-0799.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Daniel A. Hanwacker Year of Birth: 1951	Trustee	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001-present). Managing Director - Asset Management, Putnam Lovell Securities (2000- 2001). Co-Founding Partner, Constellation Financial Management Co., LLC (1995-2000).	11	None
Jon C. Hunt Year of Birth: 1951	Trustee	Since 2013	Retired (2013-present). Consultant to Management, Convergent Capital Management, LLC (“CCM”) (2012-2013). Managing Director and Chief Operating Officer, CCM (1998-2012).	11	Advisor’s Inner Circle Fund III (2014-present); Gallery Trust (2016-present); Schroder Series Trust and Schroder Global Series Trust, Lead Independent Trustee (2017-present)
Julie C. Miller Year of Birth: 1957	Trustee	Since May 2020	Certified Public Accountant(CPA) and Partner, Holthouse, Carlin & Van Trigt LLP (accounting firm) (2006 – present).	11	None
Jay C. Nadel Year of Birth: 1951	Trustee Chairman	Since 2013 Since 2019	Financial Services Consultant (2005-present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	11	Advisor’s Inner Circle Fund III (2016-present); Gallery Trust (2016-present); Schroder Series Trust and Schroder Global Series Trust, Independent Trustee (2017-present)

CITY NATIONAL ROCHDALE FUNDS | PAGE 178

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (Continued)
James R. Wolford Year of Birth: 1954	Trustee	Since 1999

Chief Executive Officer of Corinthian Development

Company (2013-present). President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (2011-2013). Chief Financial Officer, Pacific Office Properties, a real estate investment trust (2010-2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004- 2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001- 2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service,

Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985- 2000).

				11	None
INTERESTED TRUSTEE:
Andrew S. Clare Year of Birth: 1945	Trustee	Since 2013	Attorney and partner, Loeb & Loeb LLP, a law firm (1972-present).	11	None

(1)

“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes the series of City National Rochdale Funds and the following registered closed-end funds: City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale Select Strategies Fund and City National Rochdale Strategic Credit Fund.

(2)	Mr. Clare is an “interested person” of the Fund, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to CNB.

CITY NATIONAL ROCHDALE FUNDS | PAGE 179

trustees and officers (Unaudited) (Continued)
September 30, 2021

Name and Year of Birth	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS:
Thomas A. Galvin Year of Birth: 1955	President and Chief Executive Officer	Since 2021	Chief Investment Officer and Senior Managing Director, U.S. Equity Research, City National Rochdale (2020-present); Managing Director, U.S. Equity Research, City National Rochdale (2012-present).
Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021

Director of Fund Accounting, SEI Investments Company (2020-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, City National Rochdale Select Strategies Fund (the “Select Strategies Fund”) and City National Rochdale Strategic Credit Fund (the “Strategic Credit Fund”) (April 2021-present).

Michael Carbone Year of Birth: 1975	Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer (“AML Officer”)	Since 2021

Senior Vice President and Chief Compliance Officer, City National Bank (2020-present); CCO and AML Officer, City National Rochdale Funds, Select Strategies Fund, Strategic Credit Fund and City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), City National Rochdale High Yield Alternative Strategies Fund LLC (the “High Yield Feeder Fund”), City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “High Yield Feeder Fund TEI” and together with the Master Fund and the High Yield Feeder Fund, the “High Yield Funds”) (September 15, 2021 - Present); Director of Compliance, Citizens Bank, N.A. (2017-2020); Head of Enterprise Risk Management and Director of Compliance, Santander Bank, N.A. (2011-2017).

Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015

Group Finance Manager, City National Rochdale (2011-present); Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present); Treasurer and Chief Financial Officer, High Yield Funds (2016-present).

Anthony Sozio Year of Birth: 1971	Vice President and Secretary	Since 2013

Assistant Vice President of Registered Fund Operations, City National Rochdale (1998-present); Vice President, City National Rochdale Funds (2013-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present); Secretary, City National Rochdale Funds (2019-present), Select Strategies Fund (2020-present), Strategic Credit Fund (2020-present), and High Yield Funds (2020-present); Assistant Secretary, City National Rochdale Funds (2013-2019), High Yield Funds (2013-2020), Select Strategies Fund (2016-2020), and Strategic Credit Fund (2018-2020).

Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019

Counsel, SEI Investments Company (2018-present); Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present); Attorney, Blank Rome LLP (2015-2018); Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014); Attorney, Dilworth Paxson LLP (2006-2013).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Fund, or until such officer resign.

CITY NATIONAL ROCHDALE FUNDS | PAGE 180

notice to shareholders (Unaudited)
September 30, 2021

For shareholders that do not have a September 30, 2021, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2021, taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2021, each of the California Tax Exempt Bond Fund and Municipal High Income Fund is designating 97.20% and 5.78%, respectively, of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2021, each Fund is designating the following items with regard to distributions paid during the year:

	(A) Long Term Capital Gain Distributions	(B) Return of Capital	(C) Ordinary Income Distributions	(D) Tax Exempt Interest	(E) Total Distributions	(F) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)	(G) Qualifying Dividend Income (2)	(H) U.S. Government Interest (3)	(I) Interest Related Dividends (4)	(J) Qualified Short-Term Capital Gain Dividends (5)	(K) Foreign Tax Credit
Government Money Market Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	63.38%	100.00%	100.00%	0.00%
Government Bond Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	59.80%	89.02%	0.00%	0.00%
Corporate Bond Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	83.62%	0.00%	0.00%
California Tax Exempt Bond Fund(3)	13.04%	0.00%	3.72%	83.24%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Municipal High Income Fund(3)	0.00%	0.00%	2.25%	97.75%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Intermediate Fixed Income Fund(3)	21.94%	0.00%	78.06%	0.00%	100.00%	0.00%	0.00%	6.46%	91.21%	0.00%	0.00%
Fixed Income Opportunities Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	5.53%	5.53%	0.00%	94.16%	0.00%	0.00%
Short Term Emerging Markets Debt Fund(3)	0.00%	71.68%	28.32%	0.00%	100.00%	0.00%	0.00%	0.00%	100.00%	0.00%	0.00%
Dividend & Income Fund(3)	28.15%	0.00%	71.85%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
U.S. Core Equity Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.
(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount permitted by law.
(3)

“U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	“Interest Related Dividends” represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.
(5)

“Short-Term Capital Gain Dividends” represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.

Items (A), (B), (C), (D), (E) and (K) are based on the percentage of each fund’s total distribution.

Items (F) and (G) are based on the percentage of “Ordinary Income Distributions.”

Item (H) is based on the percentage of gross income of each Fund.

Item (I) is based on the percentage of net investment income distributions.

Item (J) is based on the percentage of short-term capital gain distributions.

CITY NATIONAL ROCHDALE FUNDS | PAGE 181

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 through September 30, 2021).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT each Fund’s actual return - the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 182

	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.10	0.07%	$0.35
Class S	1,000.00	1,000.10	0.07%	0.35
Servicing Class	1,000.00	1,000.10	0.07%	0.35

Hypothetical 5% Return
Class N	$1,000.00	$1,024.72	0.07%	$0.36
Class S	1,000.00	1,024.72	0.07%	0.36
Servicing Class	1,000.00	1,024.72	0.07%	0.36

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class
Class N	$1,000.00	$997.00	1.03%	$5.16
Servicing Class	1,000.00	998.3	0.78%	3.91

Hypothetical 5% Return
Institutional Class
Class N	$1,000.00	$1,019.90	1.03%	$5.22
Servicing Class	1,000.00	1,021.16	0.78%	3.95

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,004.30	1.01%	$5.07
Servicing Class	1,000.00	1,005.50	0.76%	3.82

Hypothetical 5% Return
Class N	$1,000.00	$1,020.00	1.01%	$5.11
Servicing Class	1,000.00	1,021.26	0.76%	3.85

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,001.30	0.88%	$4.41
Servicing Class	1,000.00	1,001.70	0.63%	3.16

Hypothetical 5% Return
Class N	$1,000.00	$1,020.66	0.88%	$4.46
Servicing Class	1,000.00	1,021.91	0.63%	3.19

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$1,028.70	1.07%	$5.44
Servicing Class	1,000.00	1,030.90	0.82%	4.17

Hypothetical 5% Return
Class N	$1,000.00	$1,019.70	1.07%	$5.42
Servicing Class	1,000.00	1,020.96	0.82%	4.15

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,010.20	0.50%	$2.52
Class N	1,000.00	1,007.60	1.01%	5.08

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.56	0.50%	$2.54
Class N	1,000.00	1,020.00	1.01%	5.11

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,030.00	1.08%	$5.50

Hypothetical 5% Return
Class N	$1,000.00	$1,019.65	1.08%	$5.47

City National Rochdale Short Term Emerging Markets Debt Fund
Actual Fund Return
Class Y	$1,000.00	$1,052.50	0.92%	$4.73

Hypothetical 5% Return
Class Y	$1,000.00	$1,020.46	0.92%	$4.66

City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$1,038.30	1.15%	$5.88

Hypothetical 5% Return
Class N	$1,000.00	$1,019.30	1.15%	$5.82

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,114.40	0.50%	$2.65
Class N	1,000.00	1,117.50	1.01%	5.36
Servicing Class	1,000.00	1,118.90	0.76%	4.04

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.56	0.50%	$2.54
Class N	1,000.00	1,020.00	1.01%	5.11
Servicing Class	1,000.00	1,021.26	0.76%	3.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

CITY NATIONAL ROCHDALE FUNDS | PAGE 183

board approval of advisory and sub-advisory agreements (Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, five of whom are Independent Trustees (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended). At meetings held on April 1, 2021, and May 13, 2021, the Board and the Independent Trustees considered, and at the May 13, 2021, meeting, the Board and the Independent Trustees approved, the renewal of the following advisory and sub-advisory agreements:

●

The advisory agreement between City National Rochdale, LLC (the “Adviser”) and the Trust, on behalf of the City National Rochdale Government Money Market Fund (the “Government Money Market Fund”), City National Rochdale Government Bond Fund (the “Government Bond Fund”), City National Rochdale Corporate Bond Fund (the “Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (the “California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (the “Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund”), City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”), City National Rochdale Short Term Emerging Markets Debt Fund (the “Short Term EM Debt Fund”), City National Rochdale Dividend & Income Fund (which changed its name to City National Rochdale Equity Income Fund effective October 1, 2021) (the “Dividend & Income Fund”), and City National Rochdale U.S. Core Equity Fund (the “U.S. Core Equity Fund”) (each a “Fund” and collectively, the “Funds”);

●

The advisory agreement between the Adviser and City National Rochdale Fixed Income Opportunities (Ireland) Limited (the “Irish Subsidiary”), a wholly-owned subsidiary of the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Alcentra Limited (“Alcentra”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement among the Adviser, Alcentra and Alcentra NY, LLC (“Alcentra NY”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and AllFinancial Partners II, LLC (“AllFinancial”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Ashmore Investment Management Limited (“Ashmore”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Federated Investment Management Company (“Federated”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreements between the Adviser and GML Capital LLP (“GML”), with respect to the Fixed Income Opportunities Fund and the Short Term EM Debt Fund; and

●	The sub-advisory agreement between the Adviser and Seix Investment Advisors LLC (“Seix”), with respect to the Fixed Income Opportunities Fund.

The advisory and sub-advisory agreements listed above are collectively referred to below as the “Agreements.” Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, GML, and Seix are collectively referred to below as the “Sub-Advisers.”

The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the May 13, 2021, meeting was held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Agreements at its next in-person meeting.

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements were considered separately for each Fund and the Irish Subsidiary, although the Board took into account the common interests of the Funds and the Irish Subsidiary in its review. As described below, the Board considered the nature, quality and extent of the various services performed by the Adviser and each Sub-Adviser. In considering these matters, the Independent Trustees discussed the renewal of the Agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or the Sub-Advisers were present.

The Board reviewed extensive materials regarding investment results of the Adviser and each Sub-Adviser with respect to the Funds (or portions of the Funds) and the Irish Subsidiary they manage, advisory fee and expense comparisons, financial

CITY NATIONAL ROCHDALE FUNDS | PAGE 184

information with respect to the Adviser and each Sub-Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing various services to the Funds and the Irish Subsidiary. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such renewal.

CITY NATIONAL ROCHDALE, LLC

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Funds and the Irish Subsidiary, the Board considered a variety of matters, including the overall quality and depth of the Adviser’s organization, its overall financial strength and stability, its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements, its portfolio trading and soft dollar practices, and its disaster recovery and contingency planning practices. The Board also considered the experience, capability and integrity of the Adviser’s senior management, the background, education and experience of the Adviser’s personnel, and its efforts to retain, attract and motivate capable personnel to serve the Funds and the Irish Subsidiary. With respect to Funds that are sub-advised, the Board considered the process the Adviser utilizes to select the Sub-Advisers and proactively oversee the Sub-Advisers with respect to various investment, valuation and compliance matters. The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of each Fund compared with the returns of its respective benchmark index or indexes and the averages of the funds included in its respective fund universe selected by Lipper, Inc. (each, a “Lipper Universe”), for the one-, three-, five-, ten- and 15-year and since inception periods ended December 31, 2020, as applicable. In addition, the Board reviewed the performance of each Fund compared to the average returns of certain peer group funds in the Fund’s Lipper Universe selected by the Funds’ administrator based on the Fund’s total net assets, for the same periods. With respect to the performance results of the Funds, the Trustees noted that the meeting materials indicated as follows:

●

The Government Money Market Fund (Servicing Class) underperformed the average returns of the funds in the Lipper Institutional U.S. Government Money Market Objective Universe (by 0.17% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees noted the Adviser’s explanation that following the Federal Reserve’s lowering of the target range of the Federal Funds Rate to near zero in March 2020, the Fund’s net yield experienced a significant decline shortly thereafter. The Trustees also considered the Adviser’s explanation that the Fund has employed U.S. agency floating rate notes and increased the Fund’s weighted average maturity since that time, which has enhanced the Fund’s gross yield.

●

The Government Bond Fund (Servicing Class) underperformed the Lipper Short/Intermediate U.S. Government Objective Universe average returns (by 0.39% or less) and the Bloomberg U.S. 1-5 Year Government Bond Index returns (by 0.74% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s assertion that the Fund produced solid returns as compared to its peers, and that the Fund trailed the average return of its Lipper Universe by only two basis points in 2020. The Trustees also considered the Adviser’s explanation that the Fund’s underperformance against its benchmark was due to the difference in yield, and that the Adviser took steps to augment the portfolio yield during 2020 by incorporating U.S. agency and U.S. municipal securities into the Fund’s portfolio.

●

The Corporate Bond Fund (Servicing Class) underperformed the average returns of the Lipper Short/Intermediate Investment-Grade Objective Universe for the one-, three-, five-, and ten-year periods (by 0.33% or less), and its performance was generally in line with the Lipper Universe average returns for the 15-year and since inception periods. The Fund trailed the Bloomberg U.S. Corp 1-5 A3+, 2% Issuer Constrained Index returns (by 0.65% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s explanation that the Fund’s recent underperformance relative to the Bloomberg U.S. Corp 1-5 A3+, 2% Issuer Constrained Index was primarily attributable to the Fund’s structural mismatch to the Index, and that the Index maintains 42% of its exposure to the banking industry as compared to the Fund, which is capped at 25% exposure

CITY NATIONAL ROCHDALE FUNDS | PAGE 185

board approval of advisory and sub-advisory agreements (Unaudited) (Continued)

to the banking industry. The Trustees noted the Adviser’s observation that the banking industry was a top performer for the Index during 2020, and that the Fund was negatively impacted by its limited exposure to the banking industry relative to the Index. The Trustees also considered the Adviser’s belief that the Fund’s move to a neutral-to-benchmark positioning in order to take advantage of rising interest rates, lower credit spreads, and rich asset prices would allow the Fund to take advantage of any near- to intermediate-term volatility.

●

The California Tax Exempt Bond Fund (Servicing Class) consistently outperformed the average returns of the funds in the Lipper CA Short/Intermediate Municipal Debt Objective Universe for the one-, three-, five-, ten-, and 15-year and since inception periods, but underperformed the Bloomberg CA Intermediate-Short Municipal Index returns (by 0.98% or less) during the same periods. The Trustees noted the Adviser’s explanation that the Fund’s underperformance relative to the Bloomberg CA Intermediate-Short Municipal Index was largely a result of the post-financial crisis low yield environment, which severely constrained the Fund’s opportunities for returns above its expense ratio. The Trustees also considered the Adviser’s assertion that the Fund was positioned defensively at the start of the pandemic in 2020 in response to late-cycle factors and was able to take advantage of the volatility leading up to, and in the weeks following, the Federal Reserve’s emergency response in late March.

●

The Municipal High Income Fund (Servicing Class) underperformed the average returns of the funds in the Lipper High Yield Municipal Classification Universe (by 0.66% or less), and the S&P Municipal Yield Index returns (by 2.81% or less) for the one-, three-, and five-year and since inception periods. The Trustees considered the Adviser’s explanation that the underperformance for the one-year period was due to the Fund’s relatively cautious investments in bonds on the higher quality end of the high yield municipal bond sector as credit spreads and credit quality remained unattractive, as well as the Fund’s somewhat shorter duration relative to the S&P 500 Municipal Yield Index during the year. The Trustees also considered the Adviser’s belief that although credit spreads remained tight, the forecasted economic recovery in 2021 should allow the Fund to be positioned more aggressively than in 2020, and should permit an improvement in performance while allowing the Fund to maintain its income focus.

●

The Short Term EM Debt Fund (Class Y) underperformed the ICE BofAML 0-1 Year Emerging Markets Corp Plus Index returns (by 3.39% or less) and the average returns of the funds in the Lipper Emerging Markets Hard Currency Debt Classification Universe (by 4.89% or less) for the one-year and since inception periods. The Trustees considered the Adviser’s observation that the Fund outperformed the ICE BofAML 0-1 Year Emerging Markets Corporate Plus Index since the market low in March 2020, and the Adviser’s explanation that the recent outperformance was largely due to the Fund’s focus on higher yielding below investment grade debt, which generated a significant return over higher rated issuances. The Trustees also noted the Adviser’s assertion that the Fund performed in line with expectations as of the end of 2020, despite the severe volatility caused by the COVID-19 pandemic, and that the Fund is positioned to experience strong returns as it winds down.

●

The Intermediate Fixed Income Fund (Institutional Class) outperformed the Bloomberg Intermediate U.S. Government/Credit Bond Index returns for the one-, three-, five- and ten-year periods, but underperformed the Index returns (by 0.21% or less) for the fifteen-year and since inception periods. The Fund underperformed the average returns of the funds in the Lipper Core Bond Funds Classification Universe (by 0.76% or less) for the one-, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s belief that the Fund will be able to take advantage of near- to intermediate-term volatility by tactically moving the Fund toward a neutral-to-benchmark positioning as interest rates move higher and credit spreads become lower.

●

The Fixed Income Opportunities Fund (Class N) outperformed the Bloomberg U.S. Aggregate Bond Index returns for the five- and ten-year and since inception periods, but underperformed the Index returns (by 4.97% or less) for the one- and three-year periods. The Fund underperformed the Lipper Global High Yield Funds Classification Universe average returns (by 2.13% or less) and the Blended Index (a hybrid index composed of 40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, and 25% Bloomberg Emerging Markets High Yield Index) returns (by 2.99% or less) for the one-, three-, five-, and ten-year and since inception periods. The Trustees noted the Adviser’s explanation that the Fund’s underperformance for the one-year period relative to the Bloomberg U.S. Aggregate Bond Index was largely due to the sudden drop in interest rates,

CITY NATIONAL ROCHDALE FUNDS | PAGE 186

the broader economic shock brought on by the COVID-19 pandemic, and the challenges in global and emerging markets. The Trustees also considered the Adviser’s report that the Fund ended the year with a positive return of 2.5%, and that the Fund’s outperformance since March 2020 has meaningfully improved its long-term performance.

●

The Dividend & Income Fund (Class N) underperformed the Blended Index (a customized index composed of 60% Dow Jones U.S. Select Dividend Index, 25% Bank of America ML Core Fixed Rate Preferred Securities Index and 15% MSCI U.S. REIT Index) returns (by 5.45% or less), the Lipper Equity Income Funds Classification Universe average returns (by 11.76% or less), and the S&P 500 Index returns (by 25.73% or less) for the one, three-, five-, ten- and 15-year and since inception periods. The Trustees considered the Adviser’s explanation that the Fund’s underperformance for the one-year period was due to stock selection and the Adviser’s defensive capital preservation efforts. The Trustees also considered the Adviser’s discussion of the impact of certain lower quality, more speculative positions that detracted from the Fund’s performance, ongoing changes to stock selection and sector tilts, and the Adviser’s commitment to continued analysis and monitoring of the Fund’s positions. The Trustees also considered the Adviser’s observation that the Fund has met or exceeded its targeted total return of 6-10% for the ten- and 15-year periods.

●

The U.S. Core Equity Fund (Institutional Class) outperformed the average returns of the funds in the Lipper Large Cap Core Funds Classification Universe for the three- and five-year and since inception periods, and the returns of the S&P 500 Index for the three-year and since inception periods. The Fund underperformed the Lipper Universe average return (by 1.84%) for the one-year period, and the S&P 500 Index returns (by 3.56% or less) for the one- and five-year periods. The Trustees considered the Adviser’s explanation that the Fund’s underperformance for the one-year period was largely due to the Fund’s increased cash position in response to the COVID-19 pandemic. The Trustees also observed that the Fund outperformed the average return of the Lipper Large Cap Core Funds Classification Universe and the return of the S&P 500 Index for the since inception period.

The Board concluded that the Adviser continued to provide high quality management and oversight services to the Funds and the Irish Subsidiary. The Board noted that the investment results of the Funds over the long term were generally competitive; that the Adviser had given reasonable explanations for the performance of those Funds that had underperformed relative to their benchmarks and had explained the impact of market conditions on the performance of the Funds; that the Adviser had taken actions in response to the COVID-19 pandemic; that the results for the Government Money Market Fund compared to its peer group were acceptable given the special services and investment focuses of the Fund; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

Advisory Fees and Fund Expenses

The Board then reviewed information regarding the advisory fees (both before and after waivers) charged by the Adviser to each Fund, and the total expenses (net of fee waivers) for the last fiscal year of a share class of each Fund (as percentages of their respective average annual net assets), as applicable (“Total Expense Ratios”), compared to those of the funds included in its respective Lipper Universe and peer group selected by the Trust’s administrator (each, a “Peer Group”), as applicable.

The Board observed that the meeting materials indicated as follows with respect to the Funds’ investment advisory fees (gross of fee waivers):

●

The gross advisory fees paid by the Government Money Market Fund, Government Bond Fund, California Tax Exempt Bond Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Short Term EM Debt Fund, Dividend & Income Fund, and U.S. Core Equity Fund were below their respective Peer Group and Lipper Universe averages.

●	The gross advisory fees paid by the Corporate Bond Fund and Municipal High Income Fund were below their respective Lipper Universe averages, but above their respective Peer Group averages.

The Board noted that with the exception of the strategies listed below, the Adviser does not manage investment portfolios for other registered investment companies, pension funds, or institutional accounts that have similar investment objectives and policies as the Funds, so it did not have a basis to compare certain Funds’ advisory fees with advisory fees charged by the Adviser to other comparable client accounts. The Board also noted that the Adviser manages discretionary client account assets in the Core Equity, High Dividend, and California Tax Exempt strategies in accordance with investment policies similar to those of the U.S. Core Equity Fund, Dividend & Income Fund, and California Tax Exempt Bond Fund, respectively. The

CITY NATIONAL ROCHDALE FUNDS | PAGE 187

board approval of advisory and sub-advisory agreements (Unaudited) (Continued)

Trustees reviewed the Adviser’s fee schedules and concluded that the advisory fees charged to the U.S. Core Equity Fund, Dividend & Income Fund, and California Tax Exempt Bond Fund were generally in the range of, and in some instances lower than, the fees that the Adviser charged to manage client accounts using similar strategies as those used by those Funds. The Trustees considered the Adviser’s explanation that the fees published in its fee schedules are applicable to each client’s entire account, regardless of the strategies used to manage the assets in the account, and that such fees are subject to negotiation. The Trustees also noted that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to separate accounts that the Adviser manages. The Trustees also considered that except with respect to the Municipal High Income Fund, any net advisory fees retained by the Adviser with respect to the Funds, after the payment of any sub-advisory fees, are rebated to shareholders investing in the Funds through separate accounts managed by the Adviser, and that with respect to the Municipal High Income Fund, the Adviser rebates half of the Adviser’s net advisory fee to shareholders investing in the Fund through separate accounts managed by the Adviser.

The Board observed that the meeting materials indicated as follows with respect to the Total Expense Ratios of each Fund (net of fee waivers):

●

The Total Expense Ratios of the Institutional Class of the Intermediate Fixed Income Fund and U.S. Core Equity Fund, and the Servicing Class of the Government Bond Fund and U.S. Core Equity Fund were below both their respective Peer Group and Lipper Universe averages.

●

The Total Expense Ratios of the Servicing Class of the Government Money Market Fund and Municipal High Income Fund were below their respective Lipper Universe averages, but above their respective Peer Group averages.

●

The Total Expense Ratios of Class N of the Government Bond Fund, Fixed Income Opportunities Fund, Dividend & Income Fund, and U.S. Core Equity Fund; the Servicing Class of the California Tax Exempt Bond Fund; and Class Y of the Short Term EM Debt Fund were below their respective Peer Group averages, but above their respective Lipper Universe averages.

●

The Total Expense Ratios of Class N of the Government Money Market Fund, Corporate Bond Fund, California Tax Exempt Bond Fund, Municipal High Income Fund, and Intermediate Fixed Income Fund; and the Servicing Class of the Corporate Bond Fund were above both their respective Peer Group and Lipper Universe averages.

The Board concluded that the advisory fees charged by the Adviser were fair and reasonable in relation to the value of services provided, and the total expenses of each Fund continued to be reasonable in light of the services provided, noting the different expense structure and arrangements for shareholder services and distribution of the various classes of the Funds.

Profitability, Benefits to the Adviser and Economies of Scale

The Board next considered information prepared by the Adviser relating to its costs and profits with respect to the Funds for the year ended December 31, 2020. The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than the investment advisory fees paid to the Adviser), including fees paid to the Adviser, City National Bank (“CNB”), City National Securities, Inc., and CNR Securities, LLC for providing certain shareholder servicing and/or sub-distribution services to the Funds and/or their shareholders; benefits to CNB’s brokerage and wealth management business as a result of the availability of the Funds to its customers; and any research received from broker-dealers that execute transactions on behalf of the Funds. The Trustees recognized the competitiveness of the registered fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability. The Board recognized the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noted that other profitability methodologies might also be reasonable. The Board observed that the Adviser had not realized a profit with respect to the Government Bond Fund and California Tax Exempt Bond Fund, and concluded that the profit of the Adviser from its relationship with the remaining Funds was reasonable.

The Board also considered potential economies of scale realized by the Adviser as the Funds grow and how any such economies are shared with the Funds, reviewing information prepared by the Adviser relating to the Trust’s assets, as well as the assets of each Fund. The Board considered the Adviser’s explanation that it shares any economies of scale achieved with Fund shareholders through means other than breakpoints, such as expense caps and fee waivers, and the investments that the Adviser made in its business over the past year, including devoting resources to innovation. Based on this explanation, the Board concluded that although there were no advisory fee breakpoints, the existing

CITY NATIONAL ROCHDALE FUNDS | PAGE 188

fee structure of each Fund reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that it will have the opportunity to periodically reexamine the appropriateness of the advisory fees payable to the Adviser in light of any economies of scale experienced in the future.

Conclusion

The Board and the Independent Trustees concluded that, based on the various factors they had reviewed, the compensation payable to the Adviser under the advisory agreements was fair and reasonable in light of the nature and quality of the services the Adviser provided to the Funds and the Irish Subsidiary, and that renewal of the advisory agreements would be in the best interests of each Fund, the Irish Subsidiary, and their respective shareholders.

SUB-ADVISERS

Nature, Extent and Quality of Services

In reviewing the services provided by each Sub-Adviser, the Board considered a variety of matters, including the overall quality and depth of each Sub-Adviser’s organization and its overall financial strength and stability. The Board also considered, among other things, the investment operations and staff of each Sub-Adviser, its commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, its portfolio trading and soft dollar practices, and its disaster recovery and contingency planning practices. In addition, the Board considered the background, education and experience of each Sub-Adviser’s key portfolio management and operational personnel, and each Sub-Adviser’s efforts to retain, attract and motivate capable personnel to serve the Fund(s) to which it provides services. The Board found all of these matters to be satisfactory.

Investment Performance

The Board reviewed information provided in the meeting materials setting forth the performance of the portion of the Fixed Income Opportunities Fund sub-advised by each Sub-Adviser compared with applicable benchmarks for various periods ended December 31, 2020. The Board made the following additional observations in reviewing the performance of the following Sub-Advisers of the Fixed Income Opportunities Fund:

●

The annualized returns for the portion of the Fund managed by Federated were above the returns of the Bloomberg U.S. Corporate High Yield Index for the one- and three-year periods, but slightly below the return of the Index (by 0.04%) for the five-year period.

●	The annualized returns for the portion of the Fund managed by Seix were below the returns of the Credit Suisse Institutional Loan Index (by 0.73% or less) for the one-, three-, and five-year periods.

●

The annualized returns for the portion of the Fund managed by Alcentra (for European leveraged loans) were above the returns of the Credit Suisse Institutional Western Europe Leveraged Loan Index for the one-, three-, and five-year periods. The annualized returns for the portion of the Fund managed by Alcentra (for U.S./European structured credit) were below the returns of the Palmer Square CLO Debt Index (by 1.01% or less) for the one- and three-year periods.

●

The annualized returns for a portion of the Fund managed by GML were below the returns of the JP Morgan CEMBI Diversified High Yield Index (by 17.48% or less) for the one-, three-, and five-year periods. The total return for the short-term emerging markets portion of the Fund managed by GML was above the ICE BofAML 0-1 Year Emerging Markets Plus Index returns for the one- and three-year periods.

●

The annualized returns for the portion of the Fund managed by Ashmore were above the return of the 60% JP Morgan CEMBI BD/40% JPM EMBI Index for the five-year period, but below the returns of the Index (by 0.44% or less) for the one- and three-year periods.

The Board also considered and reviewed information related to the services AllFinancial provides in respect of life settlement policies held by the Fixed Income Opportunities Fund.

The Board noted that because GML sub-advises the entire Short Term EM Debt Fund, the performance of GML had already been reviewed and discussed as part of the review of the performance of the Short Term EM Debt Fund generally.

The Board noted that, while not all of the Sub-Advisers outperformed their respective benchmarks for the periods under evaluation, in each case the Adviser reviewed the Sub-Adviser’s performance relative to current market conditions and with an understanding of the Sub-Adviser’s style and philosophy. The Board considered the investment results of the Fixed Income Opportunities Fund to be generally competitive, and determined that each of Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, GML, and Seix continued to provide high quality sub-advisory services to the Fixed Income Opportunities Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 189

board approval of advisory and sub-advisory agreements (Unaudited) (Continued)

Sub-Advisory Fees and Fund Expenses

The Board reviewed information included in the meeting materials regarding the sub-advisory fees charged by each Sub-Adviser, and observed that the fees charged by each Sub-Adviser to the Short Term EM Debt Fund and the Fixed Income Opportunities Fund were generally equal to or lower than the fees it charged to its other advisory or sub-advisory clients, as applicable, to manage comparable mutual funds, private funds, and separate accounts. The Board noted that although certain Sub-Advisers charged lower fees to other mutual funds advised by the Sub-Advisers, those funds were significantly larger than the relevant Fund. The Trustees noted that the Adviser pays all sub-advisory fees out of its advisory fees. The Board also noted that the Adviser evaluates each Sub-Adviser’s fees relative to those of its respective asset class peer groups in an effort to ensure that they are reasonable and appropriate in light of the services provided. In addition, the Board considered the different advisory and sub-advisory fee splits of the sub-advised Funds, and noted the Adviser’s beliefs that the fees paid to the Sub-Advisers are priced at competitive levels, and that the overall advisory fees, gross advisory fees and sub-advisory fees are fair and reasonable in light of the services provided to the Funds by the Adviser and the Sub-Advisers, as applicable.

Benefits to Sub-Advisers and Economies of Scale

The Board also considered the benefits received by each Sub-Adviser and its affiliates as a result of its relationship with the Fund(s) to which it provides services (other than the sub-advisory fee paid to the Sub-Adviser), including any research services provided by broker-dealers providing execution services to the Fund(s), the intangible benefits of the Sub-Adviser’s association with the Fund(s) generally and any favorable publicity arising in connection with the Funds’ performance. The Board also considered that the current asset levels of the Funds were not likely to lead to significant economies of scale.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to each Sub-Adviser pursuant to its respective sub-advisory agreement was fair and reasonable in light of the nature and quality of the services provided by each Sub-Adviser to the Fund(s) to which it provides services, and that it would be in the best interests of the Fund(s) and its shareholders to renew the sub-advisory agreements with each of Alcentra, Alcentra NY, AllFinancial, Ashmore, Federated, GML, and Seix.

CITY NATIONAL ROCHDALE FUNDS | PAGE 190

liquidity risk management program (Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), which requires open-end investment companies to adopt a written liquidity risk management program that is reasonably designed to assess and manage a fund’s liquidity risk. A fund’s “liquidity risk” is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund.

The series of City National Rochdale Funds (the “Trust”), excluding the City National Rochdale Government Money Market Fund (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed City National Rochdale, LLC, the Funds’ investment adviser (“City National Rochdale”), as the Program administrator for the Funds. City National Rochdale established a Liquidity Risk Management Committee to manage the Program for the Funds. The Committee’s responsibilities include oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness. As part of its responsibilities as the Program administrator, City National Rochdale has retained a third party to perform certain functions, including providing market data and liquidity classifications for the Funds’ investments.

At a Board meeting held on May 13, 2021, City National Rochdale provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness of the Program, including any material changes to the Program, for the period from April 1, 2020, through March 31, 2021 (the “Reporting Period”). The Report concluded that the Program was adequately implemented and operated effectively during the Reporting Period. There were no material changes to the Program during the Reporting Period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus and statement of additional information for more information regarding the Fund’s exposure to liquidity risk, and the other principal risks to which an investment in the Fund may be subject.

CITY NATIONAL ROCHDALE FUNDS | PAGE 191

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CITY NATIONAL ROCHDALE FUNDS | PAGE 192

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-AR-001-2000

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is James R. Wolford. Mr. Wolford is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by BBD LLP Related to the Trust

BBD LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$213,500	N/A	N/A	$213,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	Not Applicable

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2021	2020
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not Applicable

(g)	The aggregate non-audit fees and services billed by BBD LLP for the last two fiscal years were $0 and $0 for 2021 and 2020, respectively.

(h)	Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Thomas A. Galvin
Thomas A. Galvin,
President and Chief Executive Officer

Date: December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas A. Galvin
Thomas A. Galvin,
President and Chief Executive Officer

Date: December 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer (Principal Financial and
Accounting Officer and Controller)

Date: December 8, 2021